UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-08915

Strategic Partners Asset Allocation Funds

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102

(Address of principal executive offices)	(Zip code)

Lori E. Bostrom

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-367-1495

Date of fiscal year end: 7/31/2004

Date of reporting period: 1/31/2004

Item 1 –	Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Moderate Growth Fund

OBJECTIVE

Seeks capital appreciation and a reasonable level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 22, 2004

The stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, and though the economy appeared sound, some investors still seemed to be watching developments from the sidelines. Given the unsettled global political climate and sluggish job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. As a shareholder of Strategic Partners Asset Allocation Funds, your broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Moderate Growth Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or government agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor’s prospects of repaying the loan. High yield bonds are also known as “junk bonds.” They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

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Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	14.39%	30.18%	22.30%	30.81%

Class B	13.90	29.11	17.60	25.59

Class C	13.90	29.11	17.60	25.59

Class Z	14.52	30.45	23.75	32.41

S&P 500 Index[3]	15.22	34.55	–5.00	4.67

Customized Blend[4]	14.61	31.30	16.22	22.98

Lipper Multi-Cap Core Funds Avg.[5]	15.72	35.75	15.90	26.30

Average Annual Total Returns[1] as of 12/31/03
	One Year	Five Years	Since Inception[2]
Class A	20.10%	3.14%	3.97%

Class B	20.48	3.22	4.04

Class C	23.23	3.18	4.00

Class Z	26.69	4.45	5.27

S&P 500 Index[3]	28.67	–0.57	0.54

Customized Blend[4]	27.05	3.09	3.76

Lipper Multi-Cap Core Funds Avg.[5]	29.89	2.49	3.66

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) voluntary fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/18/98. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Customized Benchmark for Strategic Partners Moderate Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (20%), the S&P Barra Growth Index (20%), the Russell 2000 Value Index (7.5%), the Russell 2000

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	3

Your Fund’s Performance

Cont’d.

Growth Index (7.5%), the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (10%), the Lehman Brothers Aggregate Bond Index (20%), and the Lehman Brothers U.S. Corporate High Yield Index (15%). Each component of the Customized Blend is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. 5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/ MODERATE GROWTH FUND

FINANCIAL STATEMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 85.3%

COMMON STOCKS 62.7%

Advertising 0.1%

3,300	Modem Media, Inc.(a)	$25,080
27,650	ValueClick, Inc.(a)	288,113

		313,193

Aerospace & Defense 0.8%

13,300	General Dynamics Corp.	1,216,019
5,700	Moog, Inc. (Class A shares)(a)	299,136
13,400	Northrop Grumman Corp.	1,295,914

		2,811,069

Apparel 0.3%

19,500	Charlotte Russe Holdings, Inc.(a)	248,235
7,820	Oxford Industries Inc.	299,506
21,300	Phillips-Van Heusen Corp.	371,685

		919,426

Automobiles 0.4%

2,400	Bayerische Motoren Werke (BMW) AG (Germany)	106,142
10,200	Honda Motor Co., Ltd. (Japan)	419,178
48,800	Nissan Motor Co., Ltd. (Japan)	520,503
9,100	TBC Corp.(a)	245,700
4,300	Winnebago Industries, Inc.	299,968

		1,591,491

Beverages 0.5%

72,500	Cadbury Schweppes PLC (United Kingdom)	530,837
43,200	Diageo PLC (United Kingdom)	566,165
13,967	Heineken NV (Netherlands)	539,101
12,250	Peet’s Coffee & Tea, Inc.(a)	214,988

		1,851,091

Biotechnology 1.6%

33,600	Amgen, Inc.(a)	2,166,864
12,500	Discovery Laboratories, Inc.(a)	147,500
13,700	GeneTech, Inc.(a)	1,308,350
17,200	Gilead Sciences, Inc.(a)	943,764
44,100	Medimmune, Inc.(a)	1,036,350

		5,602,828

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Building & Construction 0.6%

22,829	CRH PLC, ADR (Ireland)	$480,575
21,375	D.R. Horton, Inc.	600,638
12,400	Hovnanian Enterprises, Inc. (Class A shares)(a)	914,871

		1,996,084

Building Products 0.1%

13,300	Watsco, Inc.	306,432

Capital Markets 3.5%

20,600	Bank of New York Co., Inc. (The)	654,050
17,300	Goldman Sachs Group, Inc. (The)	1,722,215
59,300	J.P. Morgan Chase & Co.	2,306,177
22,100	Lehman Brothers Holdings, Inc.	1,814,410
20,900	Mellon Financial Corp.	683,639
36,700	Merrill Lynch & Co., Inc.	2,157,593
14,100	Morgan Stanley	820,761
43,000	Nomura Holdings, Inc.	703,599
21,400	State Street Corp.	1,152,390

		12,014,834
Chemicals 0.7%

60,200	IMC Global, Inc.	680,862
18,100	Lyondell Chemical Co.	310,234
5,400	Scotts Co. (Class A shares)(a)	340,794
3,800	Shin-Etsu Chemical Co. Ltd. (Japan)	155,446
14,300	Takeda Chemical Industries Ltd. (Japan)(a)	594,426
5,800	Valspar Corp.	287,100

		2,368,862

Commercial Banks 2.8%

10,300	ABN AMRO Holding NV, ADR (Netherlands)	246,700
22,258	Allied Irish Banks PLC (Ireland)	374,480
25,300	Bank of Ireland (Ireland)	357,675
22,500	Bank United Financial Corp. (Class A shares)(a)	621,225
85,400	Barclays PLC (United Kingdom)	769,467
8,620	BNP Paribas SA (France)(a)	535,430
5,000	Commerce Bancorp, Inc.	292,750
24,109	Credit Agricole SA (France)	587,929
20,800	Credit Suisse Group, Inc. (Switzerland)(a)	784,704
5,250	First Community Bank Corp. of America(a)	203,228
15,400	FleetBoston Financial Corp.	686,532
13,300	Franklin Bank Corp.(a)	243,257

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	7

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

5,100	Hibernia Corp. (Class A shares)	$115,668
79,810	HSBC Holdings PLC (United Kingdom)(a)	1,229,009

5,500	Nara Bancorp, Inc.	161,810
56,400	Overseas-Chinese Banking Corp. Ltd. (Singapore)	415,966
4,540	PrivateBanCorp., Inc.	221,053
25,100	Royal Bank of Scotland PLC (The) (United Kingdom)	740,143
10,000	UBS AG (Switzerland)(a)	716,043
29,896	United Overseas Bank Ltd. (Singapore)	246,950

		9,550,019

Commercial Services & Supplies 2.0%

50,400	Administaff, Inc.(a)	850,248
69,800	Allied Waste Industries, Inc.(a)	952,770
12,400	Apollo Group, Inc.(a)	920,824
33,500	Cendant Corp.(a)	758,775
21,900	Genome Therapeutics Corp.(a)	119,355
9,300	Global Payments, Inc.	432,450
8,800	Kelly Services, Inc. (Class A shares)	256,080
14,000	NDCHealth Corp. (Class A shares)	395,080
133,300	Rentokil Initial PLC (United Kingdom)	475,569
13,600	Republic Services, Inc.(a)	339,320
26,850	Scientific Games Corp. (Class A shares)(a)	402,482
34,900	Waste Management, Inc.	968,823

		6,871,776

Communications Equipment 1.3%

8,000	Alvarion Ltd(a)	110,240
95,400	Cisco Systems, Inc.(a)	2,446,056
8,500	Harris Corp.	413,780
32,200	Motorola, Inc.	533,876
47,500	NTN Communications, Inc.(a)	174,325
20,600	Powerwave Technologies, Inc.(a)	202,910
9,300	Qualcomm, Inc.(a)	543,306
6,138	UnitedGlobalCom, Inc.(a)	58,311

		4,482,804

Computers & Peripherals 2.0%

35,200	Citadel Security Software, Inc.(a)	162,272
54,900	ClickSoftware Technologies Ltd.(a)	241,560
48,400	Dell, Inc.(a)	1,619,948
62,500	EMC Corp.(a)	877,500
6,550	Equinix, Inc.(a)	215,561

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

73,394	Hewlett-Packard Co.	$1,746,043
13,200	IBM Corp.	1,309,836
8,900	Merge Technologies, Inc.(a)	162,158
15,400	Phoenix Technologies Ltd.(a)	103,950
36,100	Sapient Corp.(a)	221,654
21,600	Synplicity, Inc.(a)	175,392

		6,835,874

Consumer Finance 0.7%

46,800	American Express Co.	2,426,112

Diversified Financial Services 2.6%

7,400	Acom Co. Ltd. (Japan)(a)	420,860
33,600	AmeriCredit Corp.(a)	577,920
9,500	Astoria Financial Corp.	374,965
88,200	Citigroup, Inc.	4,364,135
13,100	Eaton Vance Corp.	494,525
25,500	Fortis NL NV (Netherlands)	565,780
18,800	Jefferies Group, Inc.	713,272
9,500	Principal Financial Group	329,650
12,200	Raymond James Financial, Inc.	464,088
9,400	Saxon Capital, Inc.(a)	257,466
2,000	Student Loan Corp.	287,820
8,300	World Acceptance Corp.(a)	183,181

		9,033,662

Diversified Telecommunication Services 0.8%

331	GenTek, Inc.(a)	12,926
85,400	Koninklijke KPN NV (Netherlands)(a)	702,331
813	NTL, Inc.(a)	53,934
44,000	SBC Communications, Inc.	1,122,000
21,100	Verizon Communications, Inc.	777,746

		2,668,937

Drugs & Healthcare 0.1%

27,800	Allscripts Healthcare Solution, Inc.(a)	183,480
600	Meritage Corp.(a)	38,940

		222,420

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	9

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electric Utilities 1.4%

62,500	CLP Holdings Ltd. (Hong Kong)	$302,259
5,400	DTE Energy Co.	211,140
27,120	Endesa SA (Spain)	507,051
7,400	Exelon Corp.	495,652
39,400	FirstEnergy Corp.	1,478,288
36,300	PG&E Corp.(a)	974,655
11,100	PNM Resources, Inc.	334,110
17,000	TXU Corp.	408,000

		4,711,155

Electrical Equipment 0.2%

600	Funai Electric Co. Ltd. (Japan)	78,621
21,020	Kesa Electricals PLC (United Kingdom)(a)	99,192
4,100	Schneider Electric SA (France)(a)	265,367
10,600	SRS Labs Inc.(a)	111,300

		554,480

Electronic Equipment & Instruments 1.8%

57,600	Agilent Technologies, Inc.(a)	2,123,136
14,500	Asyst Technologies, Inc.(a)	222,140
29,400	ChipPac, Inc.(a)	215,502
5,600	FANUC Ltd. (Japan)(a)	359,225
19,600	FLIR Systems, Inc.(a)	709,520
24,556	Koninklijke (Royal) Philips Electronics N.V.(Denmark)(a)	739,157
13,050	Marlin Business Services, Inc. (a)	242,730
2,800	NEC Electronics Corp. (Japan)	199,188
12,900	O2Micro International Ltd. (Cayman Islands)	259,032
2,100	Rohm Co. Ltd.	264,856
41,800	Sanmina-SCI Corp.(a)	547,998
6,450	Veeco Instruments, Inc.(a)	194,145

		6,076,629

Energy Equipment & Services 2.7%

27,700	Baker Hughes, Inc.	971,716
19,200	BJ Services Co.(a)	751,488
7,650	Cal Dive International, Inc.(a)	175,797
48,800	ENSCO International, Inc.	1,390,800
45,000	GlobalSantaFe Corp.	1,228,500
47,900	Halliburton Co.	1,444,185
18,900	Rowan Cos., Inc.(a)	432,432

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

46,800	Schlumberger Ltd.	$2,863,224
25,900	Superior Energy Services, Inc.(a)	249,935

		9,508,077

Environmental Controls

1,800	ThermoGenesis Corp.(a)	9,604

Food & Drug Retailing 0.3%

31,400	Boots Co. PLC (United Kingdom)	398,373
6,500	Carrefour SA (France)	323,966
72,200	Tesco PLC (United Kingdom)	313,439

		1,035,778

Food & Staples Retailing 1.4%

18,300	Costco Wholesale Corp.(a)	678,564
75,600	Kroger Co. (The)(a)	1,400,868
30,700	Safeway, Inc.(a)	693,513
21,100	Wal-Mart Stores, Inc.	1,136,235
12,200	Whole Foods Market, Inc.	823,134
17,600	Wild Oats Markets Inc.(a)	227,920

		4,960,234

Food Products 0.3%

24,000	ConAgra Foods, Inc.	622,560
35,300	Unilever PLC (United Kingdom)	340,066

		962,626

Gas Utilities 0.4%

84,000	Hong Kong & China Gas (Hong Kong)	137,753
15,700	Oneok, Inc.	356,233
22,000	Sempra Energy	685,080
69,000	Snam Rete Gas SpA (Italy)	306,872

		1,485,938

Health Care Equipment & Supplies 1.0%

3,200	Alcon, Inc.	204,832
14,000	Cooper Co., Inc. (The)	677,600
7,000	Dade Behring Holdings, Inc.(a)	271,250
10,750	EPIX Medical, Inc.(a)	201,025
11,600	I-Flow Corp.(a)	183,280
13,250	Intuitive Surgical, Inc.(a)	233,333
22,600	Kforce, Inc.(a)	223,740
9,500	Laserscope(a)	180,310

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	11

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

16,100	Medtronic, Inc.	$792,442
20,200	Orthologic Corp.(a)	153,722
24,300	TriPath Imaging, Inc.(a)	253,935

		3,375,469

Health Care Providers & Services 2.2%

15,650	American Medical Security Group, Inc.	376,383
1,300	Anthem, Inc.(a)	106,314
13,200	Caremark RX, Inc.(a)	353,100
11,900	CIGNA Corp.	738,038
15,400	Covance, Inc.(a)	440,902
12,300	Inveresk Research Group, Inc.(a)	291,018
6,250	Kindred Healthcare, Inc.(a)	349,875
10,000	LabOne, Inc.(a)	349,900
18,500	Laboratory CPR American Holdings(a)	789,950
9,200	Lincare Holdings, Inc.(a)	296,056
16,474	MedcoHealth Solutions, Inc.(a)	607,067
9,400	Pacificare Health Systems, Inc.(a)	308,790
12,800	Pediatrix Medical Group, Inc.(a)	752,639
19,600	Pharmaceutical Product Development, Inc.(a)	578,200
13,050	Providence Service Corp.(The)(a)	221,589
9,500	RehabCare Group, Inc.(a)	228,000
20,200	Serologicals Corp.(a)	323,806
6,300	WellPoint Health Networks, Inc.(a)	661,500

		7,773,127

Hotels, Restaurants & Leisure 1.8%

33,400	Brinker International, Inc.(a)	1,180,690
9,250	Buffalo Wild Wings, Inc.(a)	239,113
6,000	CEC Entertainment, Inc.(a)	286,080
17,150	K2, Inc.(a)	308,186
57,000	McDonald’s Corp.	1,467,179
6,630	Multimedia Games, Inc.(a)	283,234
10,250	RARE Hospitality International, Inc.(a)	264,758
8,400	Sonic Corp.(a)	275,856
40,800	Starbucks Corp.(a)	1,499,807
14,500	WMS Industries, Inc.(a)	421,225

		6,226,128

Household Products 0.7%

10,000	Kao Corp. (Japan)	213,982
19,100	Kimberly-Clark Corp.	1,128,046
15,100	Kirkland’s, Inc.(a)	223,933

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

7,000	Procter & Gamble Co.	$707,560

		2,273,521

Household Durables 0.5%

22,500	Harman International Industries, Inc.	1,670,175

Industrial Conglomerates 1.3%

6,900	3M Co.	545,721
55,500	General Electric Co.	1,866,465
19,800	GrafTech International Ltd.(a)	246,312
4,600	Siemens AG (Germany)	372,018
32,700	Smiths Industries PLC (United Kingdom)	380,939
41,700	Tyco International Ltd. (Bermuda)	1,115,475

		4,526,930

Insurance 2.4%

14,000	Allstate Corp.	636,440
15,412	American International Group, Inc.	1,070,363
10,100	Commerce Group, Inc.	426,927
1,800	Delphi Financial Group (Class A shares)	68,112
13,000	Hartford Financial Services Group, Inc. (The)	836,420
11,100	Infinity Property & Casualty Corp.	404,484
2,200	Muenchener Rueckversicherungs—Gesellschaft AG	261,007
12,000	Philadelphia Consolidated Holding Corp.(a)	597,720
6,800	ProAssurance Corp.(a)	221,340
6,300	Protective Life Corp.	223,020
12,250	Scottish Annuity & Life Holdings, Ltd. (Cayman Islands)	265,703
8,900	Swiss Reinsurance Co.(a) (Switzerland)	646,104
48,900	Travelers Property Casualty Corp. (Class A shares)	888,024
21,900	XL Capital Ltd. (Cayman Islands) (Class A shares)	1,741,050

		8,286,714

Internet & Catalog Retail 0.5%

14,800	eBay, Inc.(a)	992,044
20,000	InterActiveCorp.(a)	648,000

		1,640,044

Internet Software & Services 0.7%

21,250	Digitas, Inc.(a)	240,125
10,700	InfoSpace, Inc.(a)	365,084
32,500	Lionbridge Technologies, Inc.(a)	257,075
6,200	RADWARE Ltd. (Israel)(a)	199,454

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	13

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

17,700	Tumbleweed Communications Corp.(a)	$125,670
15,525	United Online, Inc.(a)	289,076
22,500	Yahoo!, Inc.(a)	1,054,125

		2,530,609
Machinery 0.2%

13,500	Intevac, Inc.(a)	217,080
7,200	Navistar International Corp.(a)	342,360
5,000	Sandvik AB (Sweden)	168,324
5,100	Snap-On, Inc.	158,865

		886,629

Media 2.3%

12,300	Clear Channel Communications, Inc.	553,377
26,850	CNET Networks, Inc.(a)	288,369
65,720	Hughes Electronics Corp.(a)	1,100,153
51,800	Image Entertainment, Incorporated.(a)	173,530
7,600	Lagardere SA (France)	460,743
70,900	Liberty Media Corp. (Class A shares)(a)	825,276
9,500	New York Times Co. (The) (Class A shares)	461,700
9,700	Scholastic Corp.(a)	311,370
38,100	Sinclair Broadcast Group, Inc. (Class A shares)(a)	521,208
18,000	Time Warner, Inc.(a)	316,260
25,900	Univision Communications, Inc. (Class A shares)(a)	916,083
49,730	Viacom, Inc. (Class B shares)	2,004,119

		7,932,188

Metals & Mining 0.3%

55,249	BHP Billiton Ltd. (Australia)	474,715
15,700	Rio Tinto PLC (United Kingdom)	417,234

		891,949

Multiline Retail 0.2%

27,900	Fred’s, Inc.	781,200

Office Electronics 0.6%

14,000	Canon, Inc. (Japan)	714,218
88,200	Xerox Corp.	1,291,248

		2,005,466

Oil & Gas 3.0%

11,910	Apache Corp.	458,297
84,900	BP PLC (United Kingdom)	661,808

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

31,300	Chesapeake Energy Corp.	$389,998
38,400	Eni SpA (Italy)	713,178
24,900	ExxonMobil Corp.	1,015,671
56,250	Grey Wolf, Inc.(a)	235,125
1,228	Link Energy LLC(a)	8,903
25,300	Occidental Petroleum Corp.	1,114,465
14,500	Oil States International, Inc.(a)	221,415
10,500	Royal Dutch Petroleum Co. (Netherlands)	495,546
15,600	Statoil ASA (Norway)	171,301
20,500	Suncor Energy, Inc.	517,420
11,700	Swift Energy Co.(a)	195,156
71,000	Tokyo Gas Co. Ltd. (Japan)	277,024
10,373	Total SA (France) (Class B shares)	1,823,419
11,085	Total SA, ADR (France)	978,806
9,250	Unit Corp.(a)	229,678
13,800	Westport Resources Corp.(a)	402,822
23,833	XTO Energy, Inc.	625,140

		10,535,172

Paper & Forest Products 0.7%

21,300	Boise Cascade Corp.	691,185
25,500	Georgia-Pacific Corp.	716,550
28,700	International Paper Co.	1,213,149

		2,620,884

Personal Products 0.3%

10,400	Avon Products, Inc.	658,528
17,400	Chattem, Inc.	350,262

		1,008,790

Pharmaceuticals 4.2%

10,200	Alexion Pharmaceuticals, Inc.(a)	185,232
10,700	Allergan, Inc.	886,495
18,400	AstraZeneca PLC, ADR (United Kingdom)	888,168
9,300	AtheroGenics, Inc. (Israel)(a)	193,905
7,600	Aventis SA (France)	592,452
5,500	Barr Pharmaceuticals, Inc.(a)	414,095
8,200	Bradley Pharmaceuticals, Inc.(a)	178,432
54,650	Durect Corp.(a)	180,345
300	Eyetech Pharmaceuticals, Inc.(a)	9,720
5,900	Forest Laboratories, Inc.(a)	439,491
45,900	GlaxoSmithKline PLC (United Kingdom)(a)	985,875

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	15

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

10,800	Inspire Pharmaceuticals, Inc.(a)	$140,616
22,650	KV Pharmaceutical Co.(a)	587,768
13,400	North American Scientific, Inc.(a)	135,608
34,500	Novartis AG (ADR) (Switzerland)	1,557,675
4,100	Novo Nordisk A/S (Denmark)	163,067
10,100	Penwest Pharmaceuticals Co.(a)	173,619
83,274	Pfizer, Inc.	3,050,326
13,100	POZEN, Inc.(a)	195,714
9,700	Roche Holdings AG. ADR (Switzerland)	981,236
5,700	Roche Holdings AG (Switzerland)	576,603
10,000	Salix Pharmaceuticals Ltd.(a)	228,300
17,600	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,101,584
14,000	Wyeth	573,300

		14,419,626

Real Estate Investment Trusts 0.3%

5,200	Alexandria Real Estate Equities, Inc.	321,620
9,800	Entertainment Properties Trust	346,920
15,000	Mitsubishi Estate Co. Ltd. (Japan)	164,950
7,200	SL Green Realty Corp.	309,384

		1,142,874

Road & Rail 0.2%

10,400	Union Pacific Corp.	669,760

Schools 0.1%

8,950	Sylvan Learning Systems, Inc.(a)	270,380

Semiconductors & Semiconductor Equipment 2.4%

84,600	Agere Systems, Inc. (Class B shares)(a)	308,790
4,900	Altera Corp.(a)	109,711
12,350	Exar Corp.(a)	249,717
18,700	FSI International, Inc.	162,503
39,600	Genus, Inc.(a)	195,624
76,300	Intel Corp. (Class A shares)	2,334,779
16,400	KLA-Tencor Corp.(a)	935,948
41,050	LogicVision, Inc.(a)	205,661
9,600	Marvell Technology Group Ltd.(a)	399,360
14,750	Mykrolis Corp.(a)	253,848
26,900	PLX Technology, Inc.(a)	242,100
6,700	Power Integrations, Inc.(a)	198,253
59,600	Texas Instruments, Inc.	1,868,460
7,650	Ultratech Stepper, Inc.(a)	222,309

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

19,750	Xicor, Inc.(a)	$280,055
15,100	Zoran Corp.(a)	289,618

		8,256,736
Software 2.0%

27,300	Electronic Arts, Inc.(a)	1,279,278
10,300	Embarcadero Technologies, Inc.(a)	146,775
45,800	Mentor Graphics Corp.(a)	715,396
100,700	Microsoft Corp.	2,784,355
27,600	PeopleSoft, Inc.(a)	594,780
14,150	Per-Se Technologies, Inc.(a)	224,561
32,000	SAP AG (Germany)	1,326,720

		7,071,865

Specialty Retail 2.4%

13,800	Aaron Rents, Inc. (Class B shares)	323,196
26,550	Ashworth, Inc.	225,410
34,500	Bed Bath & Beyond, Inc.(a)	1,401,044
41,600	Casual Male Retail Group, Inc.(a)	284,128
17,900	Compagnie Financiere Richemont AG (Switzerland)	446,648
3,700	Cost Plus, Inc.(a)	160,506
21,400	CSK Auto Corp.	417,514
13,900	EZCorp, Inc.	136,915
16,300	Guess ?, Inc.(a)	215,486
9,800	Guitar Center, Inc.(a)	336,728
6,450	HOT Topic, Inc.(a)	196,532
38,700	Limited Brands	704,340
12,300	Lowe’s Companies, Inc.	658,665
23,250	Movie Gallery, Inc.(a)	466,395
30,000	Tiffany & Co.	1,189,200
71,500	Toys “R” Us, Inc.(a)	1,009,580

		8,172,287

Tobacco 0.9%

10,700	Altadis SA (Class A shares) (Spain)	311,711
32,400	Altria Group, Inc.	1,801,116
11,380	Imperial Tobacco Group PLC (United Kingdom)	224,128
13	Japan Tobacco, Inc. (Japan)	91,989
27,700	Loews Corp.—Carolina Group, Inc.	724,078

		3,153,022

Transportation 0.4%

19,000	Dynamex, Inc.(a)	232,560
83	East Japan Railway Co. (Japan)	413,236

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	17

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

7,300	Forward Air Corp.(a)	$206,663
17,900	Pinnacle Airlines Corp.(a)	268,500
15,400	Vitran Corporation, Inc. (Class A shares) (Canada)(a)	232,848

		1,353,807

Wireless Telecommunication Services 1.7%

73,900	American Tower Corp. (Class A shares)(a)	812,161
31,400	Deutsche Telekom AG (Germany)(a)	624,520
47,555	Netia SA (Poland)(a)	54,916
55,400	Nokia Corp., ADR (Finland)(a)	1,143,155
257	NTT DoCoMo, Inc. (Japan)(a)	556,004
43,800	Sprint Corp. (PCS Group)(a)	356,094
496,100	Vodafone Group PLC (United Kingdom)	1,241,650
38,900	Vodafone Group PLC, ADR (United Kingdom)	995,840

		5,784,340

	Total common stocks (cost $170,692,369)	216,431,127

PREFERRED STOCKS 0.6%

Automobiles 0.1%

320	Porsche AG (Germany)	182,469

Cable 0.1%

2,000	CSC Holdings, Inc., Ser. M, 11.125%	210,000

Media 0.4%

44,764	News Corp. Ltd., ADR (Australia)	1,435,133
5	Paxson Communications Group, 14.25%, 11/15/06 PIK	49,500

		1,484,633

Publishing

1,000	PRIMEDIA, Inc., Ser. D, 10.00%	98,000

Telecommunications

687	McLeodUSA, Inc., Ser. A, 2.50%	6,630

	Total preferred stocks (cost $1,595,667)	1,981,732

WARRANTS
	GenTek, Inc.(a)
631	A, expires 10/31/06	1,893
333	B, expires 10/31/08	1,665
162	C, expires 10/31/10	1,134
1,525	McLeod USA, Inc., expires 4/16/07	1,266

	Total warrant (cost $0)	5,958

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 14.2%

Advertising 0.1%

Ba3	$150	Lamar Media Corp. Gtd. Notes, 7.25%, 1/1/13	$162,750
B2	150	Vertis, Inc., Sr. Sec’d. Notes, 9.75%, 4/1/09	163,125

			325,875

Aerospace & Defense 0.2%

B2	85	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.50%, 5/15/11	92,650
Caa3	120	BE Aerospace, Inc., Sr. Sub. Notes, 8.875%, 5/1/11	115,800
B1	150	Esterline Technologies, Sr. Sub. Notes, 7.75%, 6/15/13	162,000
B3	72	K&F Industries, Inc., Sr. Sub. Notes, 9.25%, 10/15/07	73,800
B3	150	Ser. B, 9.625%, 12/15/10	168,000
B1	125	Sequa Corp., Sr. Notes, 8.875%, 4/1/08	137,500
Ba3	100	L-3 Communications Corp., Sr. Sub. Notes, 8.00%, 8/1/08	104,000

			853,750

Airlines 0.1%

Caa2	50	AMR Corp., Debs., 10.00%, 4/15/21	40,250
Caa2	100	M.T.N., Ser. B 10.55%, 3/12/21	80,500
		Delta Air Lines, Inc., Sr. Notes,
CCC(e)	50	10.00%, 8/15/08	43,000
Caa2	25	7.90%, 12/15/09	20,000
Caa3	230	8.30%, 12/15/29	148,350
B3	75	Dunlop Standard Aerospace Holdings PLC, Sr. Notes, 11.875%, 5/15/09	80,438
Caa1	50	Northwest Airlines, Inc., Sr. Notes, 8.875%, 6/1/06	47,000

			459,538

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	19

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Auto & Truck 0.3%

Baa3	$225	ArvinMeritor, Inc., Notes, 8.75%, 3/1/12	$253,125
Ba2	25	Autonation, Inc., Sr. Notes, 9.00%, 8/1/08	28,750
B2	125	CSK Auto, Inc. Sr. Notes 7.00%, 1/15/14	122,500
B1	100	Group 1 Automotive, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	109,500
B3	140	Keystone Automotive Operation, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	151,200
B3	125	Rexnord Corp., Sr. Sub. Notes, 10.125%, 12/15/12	136,250
B2	70	TRW Automotive, Inc., Sr. Notes, 9.375%, 2/15/13	79,275
B2	125	United Rentals, Inc., Sr. Sub. Notes, 7.75%, 11/15/13	125,625

			1,006,225

Banking

Ba2	65	Sovereign Bancorp, Inc., Sr. Notes, 10.50%, 11/15/06	77,529
B1	55	Western Financial Savings Bank, Debs., 8.875%, 8/1/07	56,650

			134,179

Biotechnology

Ba3	150	Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 7.50%, 8/15/13	165,000

Building & Construction 0.3%

Ba2	125	American Standard, Inc., Sr. Notes 7.375%, 4/15/05	130,938
B1	75	CSC Holdings, Inc., Sr. Notes 7.625%, 7/15/18	81,750
Ba2	215	D.R. Horton, Inc., Sr. Notes, 7.875%, 8/15/11	241,875
Ba3	95	KB Home, Sr. Sub. Notes, 8.625%, 12/15/08	106,875

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$190	Koppers Industry, Inc. Gtd. Notes, 9.875%, 10/15/13	$210,900
B1	125	Nortek Holdings, Inc., Sr. Notes, 9.25%, 3/15/07	127,656
B1	100	8.875%, 8/1/08	104,625
Caa1	100	Zero Coupon, (until 11/15/07) 10.00%, 5/15/11	77,000

			1,081,619

Casinos 0.6%

B2	200	American Casino & Entertainment Properties LLC, Sr. Notes 7.85%, 2/1/12	201,000
B1	80	Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12	88,400
B3	75	Coast Hotels & Casinos, Inc., Sr. Notes 9.50%, 4/1/09	79,125
Ba2	495	MGM Mirage, Inc., Gtd. Notes, 9.75%, 6/1/07	569,250
Ba3	100	Mohegan Tribal Gaming Authority, Sr. Notes, 6.375%, 7/15/09	104,250
Ba3	35	8.00%, 4/1/12	38,281
Ba2	30	Park Place Entertainment Corp., Sr. Notes, 9.375%, 2/15/07	33,975
Ba2	290	7.50%, 9/1/09	321,538
Ba2	10	8.125%, 5/15/11	11,300
B2	250	Station Casinos, Inc., Sr. Sub. Notes, 9.875%, 7/1/10	277,500
B3	235	Venetian Casino Resort LLC, Second Mtge., Bonds, 11.00%, 6/15/10	267,900
B3	175	Wynn Las Vegas LLC, Sr. Sub. Notes, 12.00%, 11/1/10	207,375

			2,199,894

Chemicals 0.6%

B2	185	Equistar Chemical Co., Sr. Notes, 10.625%, 5/1/11	200,725
Ba1	200	Hercules, Inc., Debs., 6.60%, 8/1/27	203,500

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	21

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$80	Huntsman Advanced Materials, Sr. Sec’d. Notes, 11.00%, 7/15/10	$90,800
Caa1	251	Huntsman International LLC, Sr. Sec’d. Notes, 10.125%, 7/1/09	256,020
B2	240	11.625%, 10/15/10	250,800
B1	50	IMC Global, Inc., Sr. Sec’d. Notes, 10.875%, 6/1/08	60,000
B1	175	10.875%, 8/1/13	217,000
B2	175	Nalco Co., Sr. Notes, 7.75%, 11/15/11	184,625
Caa2	419	OM Group, Inc., Sr. Sub. Notes, 9.25%, 12/15/11	442,045
Ba3	145	Rhodia SA (France), Sr. Sub. Notes, 8.875%, 6/1/11	129,050
B3	80	Rockwood Specialties Corp., Sr. Sub. Notes, 10.625%, 5/15/11	89,000
Ba3	125	Westlake Chemical Corp., Sr, Notes, 8.75%, 7/15/11	136,250

			2,259,815
Commercial Services 0.2%

B3	130	American Color Graphics, Inc., Sr. Notes, 10.00%, 6/15/10	128,700
B2	175	Iron Mountain, Inc., Sr. Sub. Notes, 8.625%, 4/1/13	187,687
B3	150	KinderCare Learning Center, Inc., Sr. Sub. Notes, 9.50%, 2/15/09	152,250
B3	150	Quintiles Transnational Corp. Sr. Notes, 10.00%, 10/1/13	163,500
B1	25	United Rentals North America, Inc., Gtd. Notes, 6.50%, 2/15/12	24,563

			656,700

Consumer Services 0.1%

B1	150	Alliance Atlantis Commerce, Inc., Sr. Sub. Notes, 13.00%, 12/15/09	169,500
B2	125	Coinmach Corp., Sr. Notes, 9.00%, 2/1/10	134,688

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$100	R.H. Donnelley Financial Corp., Sr. Sub. Notes, 10.875%, 12/15/12	$119,250

			423,438

Containers 0.3%

B2	100	Anchor Glass Container Corp., Sr. Sec’d. Notes, 11.00%, 2/15/13	117,500
B3	125	Berry Plastics, Sr. Sub. Notes, 10.75%, 7/15/12	145,625
B1	100	Crown Euro Holdings SA (France), Sr. Sec’d. Notes, 9.50%, 3/1/11	112,500
B1	200	Owens-Brockway Glass Containers, Sr. Sec’d. Notes, 7.75%, 5/15/11	213,000
B1	40	8.75%, 11/15/12	44,000
B2	150	Portola Packaging, Inc., Sr. Notes, 8.25%, 2/1/12	155,250
B1	75	Silgan Holdings, Inc., Sr. Sub. Notes, 6.75%, 11/15/13	77,063

			864,938
Diversified Manufacturing Operations 0.2%

B3	75	Amsted Industry, Inc., Sr. Notes, 10.25%, 10/15/11	84,000
NR	150	GenTek, Inc., Gtd. Notes, 11.00%, 8/1/09 (b)	—
B1	50	Goodyear Tire & Rubber Co., Notes, 7.857%, 8/15/11	46,750
Ba1	45	Louisiana Pacific Corp., Sr. Notes, 8.50%, 8/15/05	48,263
Ba2	82	10.875%, 11/15/08	97,170
Ba3	50	SPX Corp., Sr. Notes, 6.25%, 6/15/11	51,500
B3	200	TD Funding Corp., Gtd. Notes, 8.375%, 7/15/11	216,000
Ba2	25	Tyco International Group S.A. (Luxembourg), Gtd. Notes, 6.125%, 11/1/08	26,792
Ba2	25	6.75%, 2/15/11	27,418
Ba2	125	6.375%, 10/15/11	134,347

			732,240

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	23

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Diversified Operations 0.1%

Ba3	$150	Stena AB (Sweden), Sr. Notes, 7.50%, 11/1/13	$159,750

Electronic Components 0.6%

Ba3	100	AES Corp., Sr. Notes, 8.375%, 8/15/07	101,750
Ba3	50	9.50%, 6/1/09	56,250
Ba3	350	9.375%, 9/15/10	393,749
Ba3	195	8.75%, 5/15/13	221,325
Caa2	75	AES Drax Holdings Ltd., Bonds, 10.41%, 12/31/20	80,258
Ba1	171	AES Eastern Energy, Pass-Thru Certificates, Class A-1, 9.00%, 1/2/17	198,444
B3	150	Communications & Power Industries, Inc., Sr. Sub. Notes, 8.00%, 2/1/12	154,500
Ba2	140	Flextronics International Ltd., Sr. Sub. Notes, 6.50%, 5/15/13	145,250
B2	150	General Cable Corp., Sr. Notes, 9.50%, 11/15/10	163,125
Ba3	125	L-3 Communications Corp., Sr. Sub. Notes, 7.625%, 6/15/12	137,813
Caa1	140	Motors & Gears, Inc., Sr. Notes, 10.75%, 11/15/06	124,600
B3	125	Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13	135,938
Ba2	45	Sanmina-SCI Corp., Sr. Sec’d. Notes, 10.375%, 1/15/10	52,538

			1,965,540

Financial Services 0.8%

Caa1	125	Alamosa Delaware, Inc., Sr. Notes 8.50%, 1/31/12	121,875
Ba2	50	Arch Western Finance, Inc., Sr. Notes, 6.75%, 7/1/13	52,000
B3	50	Asbury Automotive Group., Inc., Sr. Sub Notes, 8.00%, 3/15/14	50,500

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$175	Bombardier Recreational Products, Inc., (Canada), Sr. Sub. Notes 8.375%, 12/15/13	$184,625
B1	200	Eircom Funding (Ireland), Sr. Notes, 8.25%, 8/15/13	223,000
A3	100	Ford Motor Credit Co., M.T.N., 1.98%, 3/8/04, F.R.N.(d)(g)	100,041
A3	200	Notes, 6.70%, 7/16/04(d)	204,313
B3	50	FTD, Inc., Sr. Sub. Notes 7.75%, 2/15/14	50,000
A2	500	General Motors Acceptance Corp., Notes, 6.875%, 9/15/11(d)	538,317
Aa3	600	Goldman Sachs Group, Inc. (The), F.R.N., 1.28%, 1/9/07(d)(g)	599,538
Ba3	285	Midland Funding Corp., Debs., 13.25%, 7/23/06	333,806
B3	215	Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	265,525
Caa1	125	Sensus Metering Systems, Inc. Sr. Sub. Notes, 8.625%, 12/15/13	131,250

			2,854,790
Food & Beverages 0.4%

B3	17	Agrilink Foods, Inc., Sr. Sub. Notes, 11.875%, 11/1/08	18,020
B1	25	Ahold Finance USA, Inc., Sr. Notes, 8.25%, 7/15/10	27,750
B2	175	Del Monte Corp., Sr. Sub. Notes, 8.625%, 12/15/12	192,500
Baa3	220	Delhaize America Inc., Gtd. Notes, 8.125%, 4/15/11	251,900
B2	50	Dole Foods Co., Sr. Notes, 8.625%, 5/1/09(f)	54,500
B2	50	7.25%, 6/15/10	52,125
B2	155	8.875%, 3/15/11	168,950
B3	50	Dominos, Inc., Notes, 8.25%, 7/1/11	53,500
B2	75	Merisant Company, Sr. Sub. Notes, 9.50%, 7/15/13	79,500
B2	125	National Beef Packing, Sr. Notes, 10.50%, 8/1/11	135,625

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	25

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba2	$100	Smithfield Foods, Inc., Sr. Notes, 8.00%, 10/15/09	$107,500
Ba2	95	Winn Dixie Stores, Inc., Sr. Notes, 8.875%, 4/1/08	85,500

			1,227,370

Forest Products 0.1%

B3	100	Millar Western Forest, Inc., Sr. Notes, 7.75%, 11/15/13	107,500
Ba1	65	Tembec Industries, Inc. Gtd. Notes, 7.75%, 3/15/12	61,100

			168,600

Health Care 0.7%

B3	60	Concentra Operating Corp., Gtd. Notes, Sr. Sub. Notes, Ser. B, 13.00%, 8/15/09	66,300
B3	100	9.50%, 8/15/10	110,000
Ba1	250	HCA, Inc., Debs., 7.50%, 12/15/23	261,959
Ba1	50	8.36%, 4/15/24	58,310
Ba1	75	Notes, 6.75%, 7/15/13	81,487
Ba1	100	7.69%, 6/15/25	109,699
Ba1	55	M.T.N., 9.00%, 12/15/14	68,075
NR	50	HealthSouth Corp., Sr. Notes 6.875%, 6/15/05	49,375
NR	50	8.50%, 2/1/08	50,500
NR	178	Magellan Health Services, Sr. Notes, 9.375%, 11/15/08	192,826
B3	150	Mariner Health Care, Inc. Sr. Sub. Notes, 8.25%, 12/15/13	153,000
Ba1	175	MedcoHealth Solutions, Sr. Notes 7.25%, 8/15/13	196,235
B2	135	Res-Care, Inc., Sr. Notes, 10.625%, 11/15/08	142,425
B2	75	Select Medical Corp., Sr. Sub. Notes, 9.50%, 6/15/09	81,750
B2	150	7.50%, 8/1/13	159,000

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B1	$75	Tenet Healthcare Corp., Sr. Notes, 5.375%, 11/15/06	$71,625
Ba3	65	6.375%, 12/1/11	59,475
Ba3	170	6.50%, 6/1/12	154,700
B1	280	Triad Hospitals, Inc., Gtd. Notes, 8.75%, 5/1/09	305,900

			2,372,641

Hotels & Leisure 0.8%

B2	35	Argosy Gaming, Inc., Sr. Notes, 9.00%, 9/1/11	38,763
Ba3	75	Aztar Corp., Sr. Sub. Notes, 9.00%, 8/15/11	82,875
B3	115	Carrols Corp., Sr. Sub. Notes, 9.50%, 12/1/08	118,450
B2	110	Extended Stay America, Inc., Sr. Sub. Notes, 9.875%, 6/15/11	121,550
Ba3	275	FelCor Lodging L.P., Gtd. Notes, 10.00%, 9/15/08	295,624
Ba3	140	FelCor Suites L.P., Sr. Notes, 7.375%, 10/1/04	142,450
Ba1	75	FelCor Suites L.P., Sr. Notes, 7.625%, 10/1/07	77,250
Ba1	100	Hilton Hotels Corp., Notes, 7.625%, 12/1/12	112,000
Ba2	165	HMH Properties, Inc., Gtd. Notes, Ser. B, 7.875%, 8/1/08	170,363
Ba3	100	Host Marriott L.P., Sr. Notes, 8.375%, 2/15/06	106,500
Ba3	185	9.50%, 1/15/07	205,813
Ba3	45	7.125%, 11/1/13	46,013
Ba1	125	ITT Corp., Notes, 6.75%, 11/15/05	130,625
B3	150	Regal Cinemas, Corp., Sr. Sub. Notes, 9.375%, 2/1/12	170,250
Ba2	50	Royal Caribbean Cruises Ltd., Sr. Notes, 8.125%, 7/28/04	51,250
Ba2	125	8.00%, 5/15/10	138,750
Ba2	25	6.875%, 12/1/13	25,500
B2	25	Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	26,625

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	27

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba1	$130	Starwood Hotels & Resorts Worldwide, Inc., Notes, 7.375%, 5/1/07	$139,425
Ba1	200	7.375%, 11/15/15	211,999
Ba1	70	7.875%, 5/1/12	78,050
B2	255	Sun International Hotels Ltd., Sr. Sub. Notes, 8.875%, 8/15/11	277,949
B2	125	Vail Resorts, Inc., M.T.N., 6.75%, 2/15/14	125,000

			2,893,074

Household Products

B3	100	Johnson Diversified Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/07) 10.67%, 5/15/13	82,000

Machinery 0.3%

Ba3	125	Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	139,063
B2	225	Joy Global, Inc., Gtd. Notes, 8.75%, 3/15/12	248,625
B2	200	Manitowoc Co, Inc., Sr. Sub. Notes, 10.50%, 8/1/12	229,000
Ba3	50	Navistar International Corp., Sr. Notes, 9.375%, 6/1/06	55,125
B3	170	Terex Corp., Sr. Sub. Notes, 10.375%, 4/1/11	193,800
B3	40	9.25%, 7/15/11	44,500
B3	50	7.375%, 1/15/14	52,000
Caa1	75	Thermadyne Holdings Corp., Gtd. Notes, 9.25%, 2/1/14	75,375

			1,037,488

Media 1.2%

NR	50	Callahan Nordrhein-Westfalen GmbH (Germany), Sr. Notes, 16.00%, 7/15/10(b)	2,125
B2	100	CanWest Media, Inc. (Canada), Sr. Sub. Notes, 10.625%, 5/15/11	115,000
B1	25	7.625%, 4/15/13	27,375

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ca	$445	Charter Communications Holdings, Inc., Sr. Disc. Notes, Zero Coupon, (until 5/15/06), 11.75%, 5/15/11	$304,825
		Sr. Notes,
Ca	175	8.625%, 4/1/09	153,563
Ca	425	10.00%, 5/15/11	381,437
Caa1	300	Charter Communications Holdings II LLC, Sr. Notes, 10.25%, 9/15/10	317,999
		CSC Holdings, Inc.,
B2	100	Sr. Sub. Notes, Ser. B, 9.875%, 2/15/13	103,750
B2	10	10.50%, 5/15/16	11,550
Caa2	105	Dex Media, Inc., Notes 8.00%, 11/15/13	108,150
B1	160	DirecTV Holdings/Finance, Inc., Sr. Notes, 8.375%, 3/15/13	181,200
Ba3	300	Echostar DBS Corp., Sr. Notes, 10.375%, 10/1/07	327,000
Ba3	281	9.125%, 1/15/09	315,423
Ba3	50	Entercom Radio LLC, Gtd. Notes, 7.625%, 3/1/14	54,000
B3	70	Gaylord Entertainment Co., Sr. Notes, 8.00%, 11/15/13	74,025
B3	125	Granite Broadcasting Corp., Gtd. Notes, 9.75%, 12/1/10	124,063
B3	175	Gray Television, Inc., Gtd. Notes, 9.25%, 12/15/11	195,125
Ba3	125	Morris Publishing, Inc., Sr. Sub. Notes, 7.00%, 8/1/13	129,375
Caa1	150	Paxson Communications Corp., Sr. Sub. Notes, 10.75%, 7/15/08	162,000
B2	225	Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.00%, 3/15/12	243,000
Ba3	175	Sun Media Corp. (Canada), Gtd. Notes, 7.625%, 2/15/13	190,750

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	29

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B1	$250	Susquehanna Media Co., Sr. Sub. Notes, 7.375%, 4/15/13	$266,875
Ba3	125	Videotron Ltd. (Canada), Sr. Notes, 6.875%, 1/15/14	130,000
B1	75	Vivendi Universal SA (France), Sr. Notes, 6.25%, 7/15/08	78,938

			3,997,548

Medical Products & Services 0.2%

B3	225	Alliance Imaging, Inc., Sr. Notes, 10.375%, 4/15/11	236,250
Ba3	100	Coventry Health Care, Inc., Sr. Notes, 8.125%, 2/15/12	111,500
B3	180	MedQuest, Inc., Sr. Sub. Notes, 11.875%, 8/15/12	203,400
Ba3	100	NeighborCare, Inc., Sr. Sub. Notes, 6.875%, 11/15/13	103,250

			654,400

Mining 0.2%

Baa1	300	Alcan, Inc., (Canada), Debs., 1.43%, 12/8/04, F.R.N.(d)(g)	299,318
B3	280	Dynegy Holdings, Inc., Sr. Sec’d. Notes, 10.125%, 7/15/13	313,600

			612,918

Office Equipment & Supplies 0.2%

B1	75	Moore North American Finance Corp., Sr. Notes, 7.875%, 1/15/11	84,188
A2	180	Xerox Capital Europe PLC,(United Kingdom), Gtd. Notes, 5.875%, 5/15/04	181,350
B1	225	Xerox Corp., Sr. Notes, 7.125%, 6/15/10	239,625

			505,163

Oil & Gas 1.0%

B2	75	AmeriGas Partners, L.P., Sr. Notes, 8.875%, 5/20/11	82,875
Ba3	180	Chesapeake Enrgy Corp., Sr. Notes, 8.375%, 11/1/08	198,900

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

NR	$11	Eott Energy Partners L.P., Sr. Notes 9.00%, 3/1/10 PIK	$11,114
B2	175	Exco Resources, Inc., Gtd. Notes, 7.25%, 1/15/11	177,625
B2	50	Ferrellgas Partners L.P., Sr. Notes, 8.75%, 6/15/12	55,250
Ba3	350	Forest Oil Corp., Sr. Notes, 8.00%, 6/15/08	379,749
B3	75	Hanover Compress Co., Sr. Notes, 8.625%, 12/15/10	79,875
B2	90	Hanover Equipment Trust I, Sr. Sec’d. Notes, Ser. A 8.75%, 9/1/11	97,200
B2	30	Ser. B 8.50%, 9/1/08	32,400
B2	50	Houston Exploration Co., Sr. Sub. Notes, 7.00%, 6/15/13	52,375
B2	85	Magnum Hunter Resources Inc., Gtd. Notes, 9.60%, 3/15/12	96,050
Ba3	100	Newfield Exploration, Inc., Sr. Sub. Notes, 8.375%, 8/15/12	113,000
B2	50	Paramount Resource Ltd., Sr. Notes, 7.875%, 11/1/10	51,000
B2	125	Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	134,375
Ba2	250	Petroleos Mexicanos (Mexico), Notes, 9.25%, 3/30/18(d)	291,875
Ba2	25	Plains All American Pipeline L.P., Gtd. Notes, 7.75%, 10/15/12	29,250
Ba3	50	Premcor Refining Group, Inc., Sr. Notes, 7.75%, 2/1/12	54,250
Ba3	95	9.50%, 2/1/13	112,575
Ba3	25	7.50%, 6/15/15	27,250
B1	50	Southern Natural Gas, Inc., Notes, 8.875%, 3/15/10	55,500
B2	215	Stone Energy Corp., Sr. Sub. Notes, 8.25%, 12/15/11	235,425
B1	155	Tennessee Gas Pipeline Co., Debs., 7.00%, 3/15/27 - 10/15/28	154,356
B1	155	7.625%, 4/1/37	152,675
Ba3	10	Tesoro Petroleum Corp., Sr. Sec’d. Notes, 8.00%, 4/15/08	10,825

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	31

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$50	TransMontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	$54,375
B1	245	Vintage Petroleum, Inc., Sr. Sub. Notes, 9.75%, 6/30/09	257,250
		Williams Companies, Inc. (The), Sr. Notes
B3	75	8.625%, 6/1/10	82,125
B3	175	7.125%, 9/1/11	182,000
B3	95	8.125%, 3/15/12	102,600

			3,364,119

Paper & Packaging 0.4%

Ba1	100	Cascades, Inc., Sr. Notes, 7.25%, 2/15/13	107,750
Ba3	35	Georgia-Pacific Corp., Debs., 8.125%, 6/15/23	35,875
Ba3	50	Sr. Notes, 8.125%, 5/15/11	54,375
Ba2	85	9.375%, 2/1/13	95,838
Ba3	275	8.875%, 5/15/31	296,656
Caa2	290	Graham Packaging, Sr. Notes, Ser. B 10.75%, 1/15/09	300,149
B2	200	Greif Brothers Corp., Sr. Sub. Notes, Class A, 8.875%, 8/1/12	222,500
B1	205	Stone Container Corp., Sr. Notes, 11.50%, 8/15/06	214,738

			1,327,881

Printing & Publishing 0.3%

B2	25	American Media Operations, Inc., Sr. Notes, 10.25%, 5/1/09	26,563
B3	200	Dex Media East LLC, Sr. Sub. Notes, 12.125%, 11/15/12	240,500
B3	300	Dex Media West/Finance Co., Sr. Sub. Notes, 9.875%, 8/15/13	341,250
B2	100	MediaNews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	103,250
B2	125	Quebecor Media, Inc. (Canada), Sr. Disc. Notes, Zero Coupon, (until 7/15/06), 13.75%, 7/15/11	111,875
B2	50	Sr. Notes, 11.125%, 7/15/11	57,375

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$50	Vertis, Inc. Sr. Notes, 10.875%, 6/15/09	$52,500

			933,313

Real Estate Investment Trusts 0.2%

B1	205	IntraWest Corp., Sr. Notes, 10.50%, 2/1/10	226,268
Ba3	125	La Quinta Properties, Inc., Sr. Notes, 8.875%, 3/15/11	139,688
Ba2	85	Senior Housing Properties Trust, Sr. Notes, 8.625%, 1/15/12	94,775
Ba3	121	Ventas Realty L.P., Gtd. Notes, 8.75%, 5/1/09	134,310
Ba3	120	9.00%, 5/1/12	135,600

			730,641

Restaurants 0.1%

Ba1	350	Yum! Brands, Inc., Sr. Notes, 8.875%, 4/15/11	426,125

Retail 0.5%

Caa1	125	Atlantic Broadband Finance LLC, Sr. Notes, 9.375%, 1/15/14	126,875
Ba3	30	Dillards, Inc., Sr. Notes, 6.43%, 8/1/04	30,150
Ba3	50	DIMON, Inc., Sr. Notes, 9.625%, 10/15/11	56,625
Caa1	225	Gemstone Investors Ltd., Gtd. Notes, 7.71%, 10/31/04	227,813
B3	75	General Nutrition Center, Sr. Sub. Notes, 8.50%, 12/1/10	78,375
Ba3	25	J. C. Penney Co., Inc., Debs., 7.65%, 8/15/16	27,500
Ba3	125	7.125%, 11/15/23	134,063
Ba3	260	7.40%, 4/1/37	285,999
Ba3	25	Notes, 6.875%, 10/15/15	26,500
B2	75	Pathmark Stores, Gtd. Notes, 8.75%, 2/1/12	79,125

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	33

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$25	Rite Aid Corp., Debs., 6.875%, 8/15/13	$24,250
B2	10	7.70%, 2/15/27	9,650
B2	175	Sr. Sec’d. Notes, 8.125%, 5/1/10	189,000
B2	25	6.875%, 12/15/28	21,875
Baa3	210	Saks, Inc., Notes, 7.375%, 2/15/19	214,200
B2	200	Sonic Automotive, Inc. Sr. Sub. Notes, 8.625%, 8/15/13	212,000

			1,744,000

Semiconductors 0.1%

B1	45	Amkor Technology, Inc., Debs., 9.25%, 2/15/08	50,513
B1	25	Sr. Notes 7.75%, 5/15/13	26,625
B2	140	Fairchild Semiconductor International, Inc., Gtd. Notes, 10.50%, 2/1/09	154,700
Caa1	60	ON Semiconductor Corp., Sr. Notes, 13.00%, 5/15/08	69,900

			301,738

Steel & Metals 0.2%

B2	75	AK Steel Corp. Sr. Notes, 9.00%, 9/15/07	68,250
B2	60	7.875%, 2/15/09	53,700
B2	250	7.75%, 6/15/12	218,750
Ba3	115	Century Aluminum Co., First Mtge. Bonds, 11.75%, 4/15/08	129,088
B2	105	CSN Islands VII Corp., (Cayman Islands) Gtd. Notes, 10.75%, 9/12/08	113,925
B2	25	Leviathan Corp., Sr. Sub. Notes, 10.375%, 6/1/09	26,000
B1	100	Steel Dynamics, Inc., Sr. Notes, 9.50%, 3/15/09	110,000

			719,713

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Telecommunications 1.4%

B2	$250	ACC Escrow Corp., Sr. Notes, 10.00%, 8/1/11	$276,250
Caa1	125	Centennial Communications Corp., Sr. Notes, 8.125%, 2/1/14	121,875
B3	200	Cinncinati Bell, Inc., Sr. Notes, 8.375%, 1/15/14	212,500
B3	100	Crown Castle International Corp., Sr. Notes 10.75%, 8/1/11	112,500
B3	175	7.50%, 12/1/13	178,938
B3	125	Dobson Communications Corp., Sr. Notes, 8.875%, 10/1/13	129,063
B3	20	10.875%, 7/1/10	21,800
B2	100	Inmarsat Finance PLC, (United Kingdom), Gtd. Notes, 7.625%, 6/30/12	103,000
Caa1	220	Lucent Technologies, Inc., Notes, 5.50%, 11/15/08	211,200
		Debs.,
Caa1	350	6.45%, 3/15/29	294,000
		Nextel Communicatioins, Inc. Sr. Notes,
B2	585	9.375%, 11/15/09	632,530
B2	325	7.375%, 8/1/15	348,969
Caa1	175	Nextel Partners, Inc., Sr. Notes, 8.125%, 7/1/11	184,625
B3	35	Northern Telecommunication Capital, Gtd. Notes, 7.875%, 6/15/26	37,275
Caa2	100	Qwest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11(d)	96,250
		Qwest Corp.,
Ba3	55	Notes, 7.20%, 11/1/04	56,650
Ba3	300	6.875%, 9/15/33	285,000
A2	461	Qwest Services Corp., Notes, 13.50%, 12/15/10	555,505
Ba3	65	Rogers Wireless, Inc., (Canada), Sr. Sec. Notes, 9.625%, 5/1/11	78,650
Caa1	150	SBA Telecommunication, Inc., Sr. Disc. Notes, Zero Coupon, (until 2/15/07), 9.75%, 12/15/11	107,250

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	35

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba1	$120	Telus Corp., (Canada), Notes, 8.00%, 6/1/11	$141,551
Baa3	148	Tritel PCS, Inc., Sr. Sub. Notes, 10.375%, 1/15/11	176,450
B2	100	Triton PCS Holdings, Inc., Sr. Notes, 8.50%, 6/1/13	109,500
A3	200	Verizon Wireless Capital, Sr. Notes, 1.24%, 5/23/05, F.R.N.(d)(g)	199,754
NR	262	WorldCom, Inc., Sr. Notes, 6.50%, 4/15/10(b)	212,220

			4,883,305

Transportation

Ba2	100	Offshore Logistic, Inc. Gtd. Notes, 6.125%, 6/15/13	98,500

Utilities 1.2%

B1	265	Allegheny Energy Supply Company LLC, Notes, 8.75%, 4/15/12	268,975
Caa1	50	Aquila, Inc., Sr. Notes, 7.625%, 11/15/09	49,500
Caa1	180	9.95%, 2/1/11	194,400
B1	150	Calpine Corp. Sr. Notes, 8.75%, 7/15/07	128,250
B1	450	8.50%, 2/15/11	368,999
B1	75	8.75%, 7/15/13	72,750
Ba3	110	CMS Energy Corp., Sr. Notes, 7.50%, 1/15/09	114,675
B3	60	8.50%, 4/15/11	65,100
Baa3	35	Cogentrix Energy, Inc., Gtd. Notes, 8.10%, 3/15/04	35,394
Baa3	20	8.75%, 10/15/08	21,850
B2	200	Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	197,500
Caa1	55	El Paso Corp., Sr. Notes, 7.00%, 5/15/11	50,531
Caa1	250	M.T.N., 7.80%, 8/1/31(d)	211,563
B1	47	El Paso Energy Partners L.P., Sr. Sub. Notes, 8.50%, 6/1/11	52,758

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$50	El Paso Production Holdings, Sr. Notes, 7.75%, 6/1/13	$49,500
Ba2	300	Empresa Nacional de Electricdad SA (Chile), Sr. Notes, 8.35%, 8/1/13	341,364
Ba2	80	8.625%, 8/1/15	93,329
Baa3	200	Entergy Gulf States, First Mtge. Bonds, 2.07%, 6/18/07, F.R.N.(d)(g)	200,471
Ba3	150	GulfTerra Energy Partner L.P., Sr. Notes, 6.25%, 6/1/10	156,000
Ba2	50	Homer City Funding LLC, Gtd. Notes, 8.137%, 10/1/19	55,250
Ba3	100	Massey Energy Co., Sr. Notes, 6.625%, 11/15/10	102,000
Ba3	90	MidWest Generation LLC, Notes, 8.56%, 1/2/16	97,200
D(e)	30	Mirant Americas Generation LLC, Notes, 7.20%, 10/1/08(b)	25,425
Caa2	40	Mission Energy Holdings Co., Sr. Sec’d. Notes, 13.50%, 7/15/08	42,400
B2	230	NRG Energy, Inc., Sr. Sec’d. Notes, 8.00%, 12/15/13	239,200
Ba2	400	Pacific Gas & Electric Co., Sr. Sec’d. Notes, 8.33%, 10/31/49(d)	402,499
B1	130	Reliant Resources, Inc., Sr. Sec’d. Notes, 9.50%, 7/15/13	140,075
Ba1	200	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	213,500
Ba3	175	TNP Enterprises, Inc., Sr. Sub. Notes, 10.25%, 4/1/10	192,500

			4,182,958

Waste Management 0.2%

Ba3	315	Allied Waste North America, Inc., Sr. Notes, 8.50%, 12/1/08	351,618
Ba3	70	6.50%, 11/15/10	72,100
Ba3	250	5.75%, 2/15/11	244,375
Ba3	50	7.875%, 4/15/13	54,563

			722,656

		Total corporate bonds (cost $45,771,220)	49,129,442

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	37

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CONVERTIBLE BONDS 0.1%

Diversified Manufacturing Operations

Ba2	$75	Tyco International Group SA, (Luxembourg) Gtd. Notes, 2.75%, 1/15/18	$95,906
Ba2	50	3.125%, 1/15/23	68,688

			164,594

Electronic Components 0.1%

B1	290	Solectron Corp., Sr. Disc. Notes, Zero Coupon, 11/20/20	168,925

Telecommunications

B3	145	Nortel Networks Corp., (Canada), Sr. Notes, 4.25%, 9/1/08	154,425

		Total convertible bonds (cost $397,278)	487,944

MORTGAGE-RELATED SECURITIES 0.5%
Aaa	472	BankTrust Mortgage Trust, Ser. 1, Class G, 5.70%, 12/1/23(d)	430,915
Aaa	393	Brazos Student Finance Corp., Student Loan Assoc. Bkd. Notes, F.R.N., 1.911%, 6/1/23(d)(g)	396,500
Aaa	38	Capital Asset Research Funding L.P., Ser. 97-A, Class-1 6.40%, 12/15/04	37,892
Ba1	94	Continental Airlines, Inc., Pass Through Certificates, Ser. 01-1, 7.373%, 12/15/15	87,678
Ba2	40	Ser. 981B, 6.748%, 3/15/17	34,850
B3	63	Ser. 1996-C 9.50%, 10/15/13	55,819
Ba2	97	6.795%, 8/2/18	86,464
AAA(e)	32	Deutsche Mortgage Securities, Inc., Ser. 2002-1, Class A-12, 5.75%, 1/25/33(c)(d)	31,844
AAA(e)	30	PNC Mortgage Securities. Corp., Ser. 1999-9, Class A-3, 7.25%, 10/25/29(d)	30,279

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

AAA(e)	$358	Residential Funding Mortgage, Ser. 1994-S5, Class A-6, 6.50%, 2/25/24(c)(d)	$361,914
AAA(e)	101	Ser. 1999-S8, Class A-1, 6.25%, 3/25/14(d)	101,718
Aaa	55	Wells Fargo Trust, Ser 2001-25, Class A-2, F.R.N., 6.3725%, 10/25/31(d)(g)	54,809

		Total mortgage-related securities (cost $1,564,543)	1,710,682

FOREIGN GOVERNMENT SECURITIES 0.8%
B1	185	Brazilian Government Bonds, 8.00%, 4/15/14 BRB(d)	181,479
B2	60	8.25%, 1/20/34	51,600
B2	100	9.25%, 10/22/10	104,750
B2	70	10.00%, 8/7/11	76,125
B2	350	11.00%, 1/11/12(d)	399,000
B2	85	11.00%, 8/17/40	92,650
Aaa	EUR 500	German Government Bonds, 4.00%, 7/4/09(d)	634,124
Aaa	250	4.50%, 1/4/13(d)	318,494
Aaa	$97	Bundesschatzanweisungen Government Bonds, 4.25%, 3/12/04(d)	120,780
Ba1	200	Panamanian Government Bonds, 9.625%, 2/8/11(d)	231,000
Ba2	290	Republic of Colombia Bonds, 9.75%, 4/23/09	324,800
Baa3	200	Russian Government Bonds, 5.00%, 3/31/30(d)	195,000

		Total foreign government securities (cost $2,487,083)	2,729,802

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	39

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

MUNICIPAL BONDS 1.1%
VMIG1	$400	California State Rev., Ser. A, 2.00%, 6/16/04(d)	$400,496
Aa2	400	Florida State Board of Education, 5.00%, 6/1/32(d)	412,416
Aaa	200	Georgia State Thruway Authority Rev., 5.00%, 3/1/21(d)	210,186
Baa2	250	Golden State Tobacco Settlement Rev., Ser. 2003-A1, 6.25%, 6/1/33(d)	243,113

Aaa	250	Massachusetts St Wtr. Res. Auth., Ser. J, 5.00%, 8/1/32(d)	257,538
Aaa	500	Missouri Higher Education Loan Authority, 1.14%, 1/1/31, F.R.N.(d)(g)	500,000
Aa2	500	Salt River Project, Ser. B, 4.75%, 1/1/32(d)	501,784
Aaa	400	San Antonio Texas Water Rev., 5.00%, 5/15/25(d)	411,776
Aaa	400	South Carolina St. Hwy., Ser. B, 5.00%, 4/1/17(d)	430,988
Baa2	300	Tobacco Settlement Financing Corp. NJ, 6.00%, 6/1/37(d)	269,181
Baa2	250	6.375%, 6/1/32(d)	240,018

		Total municipal bonds (cost $3,748,463)	3,877,496

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AND AGENCY SECURITIES 5.3%
$31	Federal Home Loan Mortgage Corp., Ser. 7, Class A, 7.00%, 9/17/31(d)	$30,545
143	Ser. 119, Class H, 7.50%, 1/15/21	142,715
38	Ser. 2266, Class F, F.R.N.,(g) 1.55%, 11/15/30(d)	38,556
275	Ser. 2535, Class DT, 5.00%, 9/15/16(d)	282,250
1,310	6.00%, 8/1/06 - 9/1/22(d)	1,373,954
391	Federal National Mortgage Association, 5.936%, 11/1/11	426,849
586	5.50%, 7/1/14(d)	611,385
128	6.00%, 3/1/17	134,514
2,441	4.00%, 8/1/18 - 9/1/18	2,403,064
2,600	5.00%, 2/18/19, TBA,	2,656,875
47	1.55%, 10/18/30, F.R.N.,(d)(g)	47,392
212	6.50%, 4/1/32	222,379
875	4.50%, 8/1/33	842,503
335	5.148%, 9/1/34, F.R.N.,(g)	340,052
196	4.18%, 5/1/36, F.R.N.,(g)	199,303
674	Ser. 1998-73, Class MZ, 6.30%, 10/17/38(d)	707,829
20	Government National Mortgage Association, 4.75%, 9/20/22, F.R.N.(g)	20,523
39	5.625%, 10/20/27, F.R.N.(d)(g)	39,867
64	5.00%, 11/20/29, F.R.N.(g)	65,296
97	8.50%, 5/20/30 - 4/20/31(d)	104,726
260	5.50%, 1/15/32(d)	265,665
90	4.50%, 8/15/33(d)	86,326
100	Ser. 2000-9, Class FH, 1.60%, 2/16/30 F.R.N.,(d)(g)	100,567
1,398	United States Inflation Index Bonds, 3.375%, 1/15/07(d)	1,520,833
858	3.625%, 1/15/08(d)	954,291
100	United States Treasury Notes, 1.625%, 10/31/05(d)	99,930
600	4.25%, 8/15/13	606,656
200	4.25%, 11/15/13(d)	201,812
2,400	7.50%, 11/15/16(d)	3,085,968

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	41

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

	$1,800	United States Treasury Strips, P/O 11/15/16 - 5/15/26(d)	$716,329

		Total U.S. government and agency securities (cost $17,976,786)	18,328,954

		Total long-term investments (cost $244,233,409)	294,683,137

SHORT-TERM INVESTMENTS 12.2%

Commercial Paper 4.4%

P-1	1,200	ABN AMRO, Inc., 1.07%, 2/17/04(d)	1,199,429
P-3	350	Altria Group, Inc., 1.80%, 10/29/04, F.R.N.(g)	350,000
P-1	1,100	ANZ (Deleware), Inc., 1.07%, 2/17/04(d)	1,099,477
P-1	900	Barclays US Funding Corp. 1.075%, 3/9/04(d)	899,006
P-1	400	BP Capital Markets PLC, (United Kingdom) 1.08%, 3/2/04(d)	399,640
P-1	600	CBA Finance, Inc., 1.04%, 4/30/04(d)	598,457
P-1	300	Danske Corp. 1.09%, 2/25/04(d)	299,782
P-1	700	1.085%, 3/8/04(d)	699,241
P-1	500	General Electric Capital Corp. 1.09%, 2/24/04(d)	499,652
P-1	800	1.12%, 3/4/04(d)	799,204
P-1	300	HBOS Treasury Services PLC, (United Kingdom) 1.11%, 3/12/04(d)	299,630
P-2	100	Kraft Foods, Inc. 1.9719%, 2/27/04(d)	100,048
P-1	1,230	Nestle Capital Ltd. (Canada) 1.09%, 2/3/04 - 2/9/04(d)	1,229,798
P-1	1,400	Rabobank, N.V. (Netherlands) 1.07%, 2/24/04(d)	1,399,038
		Royal Bank of Scotland PLC (The), (United Kingdom)
P-1	500	1.07%, 2/12/04(d)	499,837
P-1	700	1.03%, 4/27/04(d)	698,278
P-1	1,500	Shell Finance PLC, (United Kingdom) 1.075%, 2/12/04(d)	1,499,507

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

P-1	$1,404	Toyota Motor Capital Corp. 1.09%, 2/4/04 - 2/12/04(d)	$1,403,718
P-1	600	UBS AG, (Switzerland) 1.07%, 2/12/04(d)	599,803
P-1	100	1.03%, 4/8/04(d)	99,808
P-1	300	Westpac Trust Limited, (Australia) 1.10%, 2/5/04(d)	399,951
P-1	400	1.04%, 5/20/04(d)	299,055

		Total commercial paper (cost $15,372,359)	15,372,359

U.S. Government and Agency Securities 4.0%

	1,100	Federal Home Loan Mortgage Corp., 1.07%, 2/19/04(d)	1,099,412
	1,200	Federal National Mortgage Association, 1.00%, 4/7/04(d)	1,197,811
	800	1.00%, 4/13/04, TBA	798,400
	800	1.00%, 4/14/04(d)	798,378
	100	1.03%, 3/31/04(d)	99,875
	1,000	1.14%, 4/21/04(d)	997,778
	505	United States Treasury Bills, 0.88%, 3/18/04(d)	504,469
	2,500	0.99%, 4/8/04(d)	2,495,370
	2,700	1.01%, 5/27/04(d)	2,692,124
	3,000	0.96-0.99%, 6/10/04(d)	2,989,992

		Total U.S. government and agency securities (cost $13,672,010)	13,673,609

	Shares

Mutual Fund 3.8%

	12,990,690	Dryden Core Investment Fund-Taxable Money Market Series (cost $12,990,690; Note 3)	12,990,690

		Total short-term investments (cost $42,035,059)	42,036,658

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	43

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Contracts	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED

Put Options

15	Euro Futures, expiring 3/15/04 @ $95	$93
5	Euribor Futures, expiring 12/13/04 @ $94.5	78

	Total options purchased (cost $245)	171

	Total Investments, Before Outstanding Options Written and Securities Sold Short 97.5% (cost $286,268,713)	336,719,966

OUTSTANDING OPTIONS WRITTEN (0.1)%

Call Options

6	United States Treasury Notes, expiring 8/21/04 @$115	(4,969)

Notional Amount (000)
SWAP OPTIONS (0.1)%

Call Options

100	Swap Option 3 Month LIBOR, expiring 10/07/04 @ 3.8%	(917)
5,900	Swap Option 3 Month LIBOR, expiring 9/23/05 @ 4.0%	(76,736)
1,700	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 4.0%	(21,044)

		(98,697)

Put Options

100	Swap Option 3 Month LIBOR, expiring 10/07/04 @ 6.0%	(512)
3,300	Swap Option 3 Month LIBOR, expiring 9/23/05 @ 7.0%	(33,934)
1,700	Swap Option 3 Month LIBOR, expiring 7/03/06 @ 6.0%	(52,227)

		(86,673)
	Total outstanding options written (premium received $237,582)	(190,339)

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Securities Sold Short (0.8)%

$1,800	Federal National Mortgage Association, 4.50%, 2/12/34	$(1,731,939)
500	United States Treasury Notes, 4.375%, 5/15/07	(529,551)
600	4.25%, 8/15/013	(606,656)

	Total securities sold short (proceeds $2,876,282)	(2,868,146)

	Total Investments 96.6% (cost $283,154,849; Note 5)	333,661,481
	Other assets in excess of liabilities 3.4%	11,617,858

	Net Assets 100.0%	$345,279,339

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non-income producing security.
(c)	Percentage quoted represents yield-to-maturity as of purchase date.
(d)	All or a portion of security segregated as collateral for financial futures contracts, swaps, options, short sales and TBA.
(e)	Standard & Poor’s rating.
(f)	Variable rate security. Rate depended on changes in Standard & Poor’s or Moody’s rating.
(g)	Rate shown reflects current rate on variable rate instrument.

ADR—American Depository Receipt.

BRB—Brady Bond

F.R.N.—Floating Rate Note

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

PIK—Payment-in-kind

P/O—Principal Only Security.

TBA—To Be Announced Security.

The	Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	45

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Assets

Investments, at value (cost $286,268,713)	$336,719,966
Cash	10,316,161
Foreign currency at value (cost $468,332)	483,591
Receivable for investments sold	6,910,618
Interest and dividends receivable	1,350,571
Receivable for Fund shares sold	1,175,809
Receivable from broker - variation margin	90,569
Unrealized appreciation on swap agreements	76,894
Tax reclaim receivable	58,555
Premium for interest rate swaps purchased	35,340
Unrealized appreciation on forward currency contracts	20,091
Prepaid expenses	4,950

Total assets	357,243,115

Liabilities

Payable for investments purchased	7,331,128
Securities sold short, at fair value (proceeds $2,876,282)	2,868,146
Payable for Fund shares reacquired	600,333
Distribution fee payable	234,913
Management fee payable	217,598
Unrealized depreciation on swap agreements	196,816
Outstanding Options written (premiums received $237,582)	190,339
Accrued expenses and other liabilities	178,743
Premium received for interest rate swaps	133,585
Deferred trustee’s fees	9,781
Unrealized depreciation on forward currency contracts	2,394

Total liabilities	11,963,776

Net Assets	$345,279,339

Net assets were comprised of:
Shares of beneficial interest, at par	$30,832
Paid-in capital, in excess of par	324,767,927

324,798,759
Undistributed net investment income	124,394
Accumulated net realized loss on investments and foreign currency transactions	(30,590,429)
Net unrealized appreciation on investments and foreign currencies	50,946,615

Net assets, January 31, 2004	$345,279,339

See Notes to Financial Statements.

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Class A:

Net asset value and redemption price per share ($73,169,162 ÷ 6,517,822 shares of beneficial interest issued and outstanding)	$11.23
Maximum sales charge (5% of offering price)	0.59

Maximum offering price to public	$11.82

Class B:

Net asset value, offering price and redemption price per share ($162,350,202 ÷ 14,509,235 shares of beneficial interest issued and outstanding)	$11.19

Class C:

Net asset value and redemption price per share ($99,310,471 ÷ 8,875,581 shares of beneficial interest issued and outstanding)	$11.19
Sales charge (1% of offering price)	0.11

Offering price to public	$11.30

Class Z:

Net asset value, offering price and redemption price per share ($10,449,504 ÷ 929,700 shares of beneficial interest issued and outstanding)	$11.24

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	47

Statement of Operations

Six Months Ended January 31, 2004 (Unaudited)

Net Investment Income

Income
Dividends (Net of foreign withholding taxes of $7,874)	$1,069,724
Interest (Net of foreign withholding taxes of $504)	2,860,771

Total income	3,930,495

Expenses
Management fee	1,167,714
Distribution fee—Class A	83,528
Distribution fee—Class B	732,748
Distribution fee—Class C	441,180
Transfer agent’s fees and expenses	212,000
Custodian’s fees and expenses	163,000
Reports to shareholders	100,000
Registration fees	28,000
Legal fees	22,000
Audit fee	9,000
Trustees’ fees	8,000
Miscellaneous	3,529

Total expenses	2,970,699

Net investment income	959,796

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	10,323,806
Swaps	582,245
Options written	46,918
Short Sales	(5,832)
Foreign currency transactions	(113,263)
Financial futures transactions	(349,120)

10,484,754

Net change in unrealized appreciation (depreciation) on:
Investments	29,075,493
Financial futures contracts	1,055,950
Options written	70,739
Foreign currencies	50,927
Short Sales	(60,132)
Swaps	(934,105)

29,258,872

Net gain on investments	39,743,626

Net Increase In Net Assets Resulting From Operations	$40,703,422

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended January 31, 2004	Year Ended July 31, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$959,796	$2,487,896
Net realized gain (loss) on investments and foreign currency transactions	10,484,754	(15,594,213)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	29,258,872	42,576,326

Net increase in net assets resulting from operations	40,703,422	29,470,009

Dividends and distributions (Note 1)
Dividends from net investment income
Class A	(508,654)	(798,130)
Class B	(548,991)	(981,651)
Class C	(330,398)	(530,267)
Class Z	(86,886)	(78,030)

Total dividends and distributions from net investment income	(1,474,929)	(2,388,078)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	56,212,171	96,394,124
Net asset value of shares issued in reinvestment of dividends and distributions	1,358,006	2,257,491
Cost of shares reacquired	(25,826,852)	(59,673,119)

Net increase in net assets from Fund share transactions	31,743,325	38,978,496

Total increase	70,971,818	66,060,427

Net Assets

Beginning of period	274,307,521	208,247,094

End of period(a)	$345,279,339	$274,307,521

(a)Includes undistributed net investment income of:	$124,394	$639,527

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	49

Notes to Financial Statements (Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three Portfolios: Strategic Partners Moderate Growth Fund (the “Fund”), Strategic Partners Conservative Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Moderate Growth Fund. The financial statements of the other Portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Lazard Asset Management, Pacific Investment Management Company, RS Investments L.P. and EARNEST Partners, LLC are the “Advisers”.

The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a

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commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with sequence to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than 60 days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	51

Notes to Financial Statements (Unaudited)

Cont’d

in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions

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involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option.

The Fund, as writer of an option, has no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option that are traded in

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	53

Notes to Financial Statements (Unaudited)

Cont’d

the over-the counter market, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. This may be referred to as the “initial margin”. Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is a recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal

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to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount, on debt securities as required, is recorded on the accrual basis adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. Distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	55

Notes to Financial Statements (Unaudited)

Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers’ fees, based on the average daily net assets of the Fund segments they manage.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended January 31, 2004.

PIMS has advised the Fund that it has received approximately $220,200 and $107,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2004. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended January 31, 2004, it has received approximately $126,400 and $20,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on their net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended January 31, 2004, the Fund incurred fees of approximately $150,600 for the services of PMFS. As of January 31, 2004, approximately $26,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $30,500 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) was approximately $23,300 for the six months ended January 31, 2004. As of January 31, 2004, approximately $4,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

For the six months ended January 31, 2004, Wachovia earned $2,705 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	57

Notes to Financial Statements (Unaudited)

Cont’d

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended January 31, 2004, the Fund earned income of approximately $82,800 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2004, aggregated $140,322,850 and $141,077,801, respectively.

During the six months ended January 31, 2004, the Fund entered into financial futures contracts. Details of financial futures contracts open at period end are as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
168	US T-Notes 10 Yr.	Mar. 2004	$19,057,500	$18,594,617	$462,883
52	Euro-BOBL	Mar. 2004	7,354,651	7,230,939	123,712
19	Euro Bond	Mar. 2004	2,624,491	2,621,025	3,466
15	US T-Notes 10 Yr.	Jun. 2004	1,677,656	1,689,375	(11,719)
14	90 Day Euribor	Dec. 2004	4,235,645	4,237,388	(1,743)
5	90 Day GBP LIBOR	Sept. 2004	1,084,177	1,080,389	3,788
3	90 Day GBP LIBOR	Mar. 2005	648,458	656,570	(8,112)
2	90 Day GBP LIBOR	Jun. 2004	434,672	437,466	(2,794)
1	90 Day GBP LIBOR	Mar. 2004	217,859	219,154	(1,295)

					$568,186

	Short Positions:
13	US T-Bonds	Mar. 2004	1,447,468	1,405,413	$(42,055)
22	US T-Notes 5 Yr.	Mar. 2004	2,471,219	2,461,250	(9,969)

					$(52,024)

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At January 31, 2004, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date	Current Value	Unrealized Depreciation
Euros,
Expiring 2/10/04	$88,283	$86,937	$(1,346)
Pound Sterling,
Expiring 2/25/04	86,428	85,388	(1,040)

	$174,711	$172,325	$(2,386)

Foreign Currency Sale Contracts	Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 2/10/04	$1,067,062	$1,046,971	$20,091
Pound Sterling,
Expiring 2/25/04	148,966	148,974	(8)

	$1,216,028	$1,195,945	$20,083

Transactions in call options written during the six months ended January 31, 2004 were as follows:

	Number of Contracts/ Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2003	7,503	$142,157
Options written	9,406	145,952
Options closed	(1,100)	(13,750)
Options expired	(3,003)	(36,777)

Options outstanding at January 31, 2004	12,806	$237,582

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	59

Notes to Financial Statements (Unaudited)

Cont’d

The Fund entered into interest rate swap agreements during the period ended January 31, 2004. Details of the interest swap agreements outstanding as of January 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(a)	6/16/2014	USD 7,200	5.00%	3 Month LIBOR	$(111,362)
Bank of America Securities LLC(b)	6/16/2009	USD 1,700	4.00%	3 Month LIBOR	21,060
Goldman Sachs Group, Inc. (The)(a)	6/16/2014	USD 200	5.00%	3 Month LIBOR	(5,276)
Merrill Lynch & Co., Inc.(b)	3/29/2005	CHF 3,400	1.50%	3 Month LIBOR	9,789
JPMorgan(b)	3/29/2005	CHF 600	1.50%	3 Month LIBOR	2,340
Goldman Sachs Group, Inc. (The)(b)	9/15/2005	EUR 3,500	3.50%	6 Month LIBOR	15,590
UBS Warburg LLC(a)	6/16/2014	EUR 3,100	5.00%	6 Month LIBOR	(73,633)
Barclay’s Bank PLC(b)	9/15/2005	EUR 2,400	3.50%	6 Month LIBOR	3,853
Morgan Stanley & Co., Inc.(b)	3/17/2005	GBP 100	4.25%	6 Month LIBOR	(542)
Goldman Sachs Group, Inc. (The)(a)	6/2/2012	JPY 60,000	1.07%	6 Month LIBOR	13,983
Goldman Sachs Group, Inc. (The)(a)	6/2/2012	JPY 60,000	1.07%	6 Month LIBOR	8,032

					$(116,166)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

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The Fund entered into credit default swap agreements during the period ended January 31, 2004. Details of the credit default swap agreements outstanding as of January 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley(a)	12/20/2008	200	0.26%	Allstate 6.125%, 2/15/12	$(109)
Merrill Lynch & Co., Inc.(a)	12/20/2008	100	0.32%	Ingersoll 6.48%, 6/1/25	46
Morgan Stanley(a)	12/20/2008	100	0.21%	Emerson 4.625%, 10/15/12	183
Barclay’s Bank PLC(a)	12/20/2008	200	0.16%	Eli Lilly 6.00%, 3/15/12	276
Bank of America Securities LLC(a)	12/20/2008	100	0.13%	E.I. Dupont 6.875%, 10/15/09	184
Bear Stearns & Co., Inc.(a)	12/20/2008	100	0.32%	Hewlett Packard 6.50%, 7/12/12	(463)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.11%	Johnson 3.80%, 5/15/13	(46)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.12%	Home Depot 5.375%, 4/1/06	138
CitiBank N.A.(a)	12/20/2008	100	0.29%	FedEx 7.25%, 2/15/11	25
Lehman Brothers, Inc.(a)	12/20/2008	100	0.29%	Whirlpool 8.60%, 5/1/10	182
Lehman Brothers, Inc.(a)	12/20/2008	100	0.28%	Eaton 5.75%, 7/15/12	(92)
CitiBank N.A.(a)	12/20/2008	300	0.14%	Wal-Mart 6.875%, 8/10/09	137
UBS Warburg LLC(a)	12/20/2008	200	0.35%	AutoZone 5.875%, 10/15/12	869
Lehman Brothers, Inc.(a)	12/20/2008	100	0.35%	Masco 5.875%, 7/15/12	(138)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.35%	RadioShack 7.375%, 5/15/11	207
Barclay’s Bank PLC(a)	12/20/2008	100	0.67%	Walt Disney 6.375%, 3/1/12	(885)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.48%	Northrop 7.1425%, 2/15/11	(294)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.53%	Lockheed Martin 8.20%, 12/1/09	(384)
Lehman Brothers, Inc.(a)	12/20/2008	100	0.97%	Goodrich 7.625%, 12/15/12	(1,855)
UBS Warburg LLC(a)	12/20/2008	100	0.98%	Sun MicroSystems 7.65%, 8/15/09	(1,275)
Barclay’s Bank PLC(a)	12/20/2008	100	0.67%	Clear Channel 7.65%, 9/15/10	(462)

					$(3,756)

(a)	Fund pays the fixed rate and receives the floating rate.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	61

Notes to Financial Statements (Unaudited)

Cont’d

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$288,813,517	$51,849,381	$3,942,932	$47,906,449

The differences between book and tax basis are primarily attributable to deferred losses on wash sales and amortization of premium. The adjusted net unrealized appreciation on a tax basis was $48,401,811, which includes other tax basis adjustments of $495,362 that were primarily attributable to appreciation of foreign currency, and mark-to-market of receivables and payables.

For federal income tax purposes, the Fund had capital loss carryforward as of July 31, 2003 of approximately $31,935,000 of which $8,507,000, expires in 2010 and $23,428,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Fund elected to treat post-October 2002 capital losses of approximately $6,308,000 as having been occurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2004:
Shares sold	1,170,097	$12,316,819
Shares issued in reinvestment of dividends and distributions	44,881	481,548
Shares reacquired	(708,901)	(7,539,809)

Net increase (decrease) in shares outstanding before conversion	506,077	5,258,558
Shares issued upon conversion from class B	59,057	623,910

Net increase (decrease) in shares outstanding	565,134	$5,882,468

Year ended July 31, 2003:
Shares sold	1,977,133	$17,884,072
Shares issued in reinvestment of dividends and distributions	81,541	768,074
Shares reacquired	(1,939,843)	(17,458,984)

Net increase (decrease) in shares outstanding before conversion	118,831	1,193,162
Shares issued upon conversion from class B	122,093	1,099,652

Net increase (decrease) in shares outstanding	240,924	$2,292,814

Class B
Six months ended January 31, 2004:
Shares sold	2,168,911	$22,878,221
Shares issued in reinvestment of dividends and distributions	48,688	522,146
Shares reacquired	(814,995)	(8,659,770)

Net increase (decrease) in shares outstanding before conversion	1,402,604	14,740,597
Shares reacquired upon conversion into class A	(59,275)	(623,910)

Net increase (decrease) in shares outstanding	1,343,329	$14,116,687

Year ended July 31, 2003:
Shares sold	3,501,089	$31,531,933
Shares issued in reinvestment of dividends and distributions	101,141	946,380
Shares reacquired	(2,518,569)	(22,487,579)

Net increase (decrease) in shares outstanding before conversion	1,083,661	9,990,734
Shares reacquired upon conversion into class A	(122,607)	(1,099,652)

Net increase (decrease) in shares outstanding	961,054	$8,891,082

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	63

Notes to Financial Statements (Unaudited)

Cont’d

Class C	Shares	Amount
Six months ended January 31, 2004:
Shares sold	1,760,833	$18,573,065
Shares issued in reinvestment of dividends and distributions	26,367	282,350
Shares reacquired	(725,031)	(7,655,510)

Net increase (decrease) in shares outstanding	1,062,169	$11,199,905

Year ended July 31, 2003:
Shares sold	4,239,905	$38,146,392
Shares issued in reinvestment of dividends and distributions	51,001	478,606
Shares reacquired	(1,818,738)	(16,134,511)

Net increase (decrease) in shares outstanding	2,472,168	$22,490,487

Class Z
Six months ended January 31, 2004:
Shares sold	233,609	$2,444,066
Shares issued in reinvestment of dividends and distributions	6,688	71,962
Shares reacquired	(187,203)	(1,971,763)

Net increase (decrease) in shares outstanding	53,094	$544,265

Year ended July 31, 2003:
Shares sold	944,716	$8,831,727
Shares issued in reinvestment of dividends and distributions	6,813	64,431
Shares reacquired	(384,913)	(3,592,045)

Net increase (decrease) in shares outstanding	566,616	$5,304,113

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This Page Intentionally Left Blank

Financial Highlights (Unaudited)

	Class A
	Six Months Ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.89

Income from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	1.36

Total from investment operations	1.42

Less dividends and distributions
Dividends from net investment income	(.08)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.08)

Net asset value, end of period	$11.23

Total Return(b):	14.39%
Ratios/Supplemental Data:
Net assets, end of period (000)	$73,169
Average net assets (000)	$66,459
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	1.35	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment income (loss)	1.17	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	52	%(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A

Year Ended July 31,				November 18, 1998(a)

2003	2002	2001	2000	Through July 31, 1999

$8.86	$10.70	$12.03	$10.86	$10.00

.15	.19	.24	.26	.12
1.02	(1.76)	(.83)	1.25	.83

1.17	(1.57)	(.59)	1.51	.95

(.14)	(.27)	(.14)	(.26)	(.09)
—	—	(.60)	(.08)	—

(.14)	(.27)	(.74)	(.34)	(.09)

$9.89	$8.86	$10.70	$12.03	$10.86

13.29%	(14.92)%	(4.89)%	13.96%	9.47%

$58,862	$50,559	$58,517	$48,786	$20,372
$51,006	$57,234	$56,627	$34,809	$12,286

1.49%	1.48%	1.54%	1.49%	1.88	%(c)
1.24%	1.23%	1.29%	1.24%	1.63	%(c)
1.66%	1.68%	2.18%	2.27%	1.59	%(c)

158%	217%	246%	155%	96	%(e)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	67

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.86

Income from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.37

Less dividend and distributions
Dividends from net investment income	(.04)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.04)

Net asset value, end of period	$11.19

Total Return(b)	13.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$162,350
Average net assets (000)	$145,753
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment income (loss)	.42	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B

Year Ended July 31,				November 18, 1998(a)

2003	2002	2001	2000	Through July 31, 1999

$8.83	$10.63	$12.01	$10.85	$10.00

.08	.11	.16	.17	.06
1.03	(1.75)	(.84)	1.23	.83

1.11	(1.64)	(.68)	1.40	.89

(.08)	(.16)	(.10)	(.16)	(.04)
—	—	(.60)	(.08)	—

(.08)	(.16)	(.70)	(.24)	(.04)

$9.86	$8.83	$10.63	$12.01	$10.85

12.58%	(15.56)%	(5.72)%	12.88%	8.99%

$129,759	$107,775	$117,664	$99,950	$58,678
$113,902	$116,960	$109,534	$79,855	$36,645

2.24%	2.23%	2.29%	2.24%	2.63	%(c)
1.24%	1.23%	1.29%	1.24%	1.63	%(c)
.91%	.93%	1.43%	1.48%	.85	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	69

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.86

Income from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.37

Less dividends and distributions
Dividends from net investment income	(.04)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.04)

Net asset value, end of period	$11.19

Total Return(b):	13.90%
Ratios/Supplemental Data:
Net assets, end of period (000)	$99,310
Average net assets (000)	$87,756
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment income (loss)	.42	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C

Year Ended July 31,				November 18, 1998(a)

2003	2002	2001	2000	Through July 31, 1999

$8.83	$10.63	$12.01	$10.85	$10.00

.08	.11	.16	.17	.06
1.03	(1.75)	(.84)	1.23	.83

1.11	(1.64)	(.68)	1.40	.89

(.08)	(.16)	(.10)	(.16)	(.04)
—	—	(.60)	(.08)	—

(.08)	(.16)	(.70)	(.24)	(.04)

$9.86	$8.83	$10.63	$12.01	$10.85

12.58%	(15.56)%	(5.72)%	12.88%	8.99%

$77,008	$47,165	$34,021	$28,040	$22,375
$59,626	$40,465	$30,623	$25,835	$18,346

2.24%	2.23%	2.29%	2.24%	2.63	%(c)
1.24%	1.23%	1.29%	1.24%	1.63	%(c)
.89%	.95%	1.43%	1.44%	.79	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	71

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.90

Income from investment operations
Net investment income	.08
Net realized and unrealized gain (loss) on investment transactions	1.35

Total from investment operations	1.43

Less dividends and distributions
Dividends from net investment income	(.09)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.09)

Net asset value, end of period	$11.24

Total Return(b):	14.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,450
Average net assets (000)	$9,729
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.10	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.10	%(c)
Net investment income (loss)	1.43	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

72	Visit our website at www.strategicpartners.com

Class Z

Year Ended July 31,				November 18, 1998(a)

2003	2002	2001	2000	Through July 31, 1999

$8.87	$10.72	$12.05	$10.87	$10.00

.16	.22	.25	.27	.13
1.03	(1.77)	(.82)	1.27	.84

1.19	(1.55)	(.57)	1.54	.97

(.16)	(.30)	(.16)	(.28)	(.10)
—	—	(.60)	(.08)	—

(.16)	(.30)	(.76)	(.36)	(.10)

$9.90	$8.87	$10.72	$12.05	$10.87

13.54%	(14.70)%	(4.75)%	14.18%	9.70%

$8,679	$2,749	$4,272	$1,348	$13,578
$4,090	$4,262	$2,685	$4,102	$21,914

1.24%	1.23%	1.29%	1.24%	1.63	%(c)
1.24%	1.23%	1.29%	1.24%	1.63	%(c)
1.86%	1.93%	2.39%	2.11%	1.68	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Moderate Growth Fund	73

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of the Trust was held on July 17, 2003, and adjourned to August 21, 2003 and further adjourned to September 12, 2003. The voting results shown below relating to the election of Trustees should replace the results provided in the Annual Report to Shareholders dated July 31, 2003. The corrected figures do not change the outcome of the voting with respect to each Trustee. At such meetings the shareholders approved the following proposals:

1)	To approve the election of ten (10) directors to the Board of Trustees, as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
David E. A. Carson	27,669,006	—	684,832	—
Robert E. La Blanc	27,666,047	—	687,791	—
Robert F. Gunia	27,670,954	—	682,884	—
Douglas H. McCorkindale	27,669,197	—	684,641	—
Stephen P. Munn†	27,672,500	—	681,338	—
Richard A. Redeker	27,675,236	—	678,602	—
Judy A. Rice	27,673,644	—	680,194	—
Robin B. Smith	27,665,922	—	687,916	—
Stephen Stoneburn	27,674,039	—	679,799	—
Clay T. Whitehead	27,672,581	—	681,257	—

5)	To approve amendments to the Company’s Declaration of Trust.

Votes For	Votes Against	Abstentions
18,064,376	434,224	821,620

†	Mr. Munn ceased being a trustee effective November 30, 2003.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker• Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http:\\www.sec.gov.

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal
Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Lazard Asset Management LLC	30 Rockefeller Plaza New York, NY 10112

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Moderate Growth Fund
Share Class	A	B	C	Z

NASDAQ	PAMGX	DMGBX	PIMGX	PDMZX
CUSIP	86276X889	86276X871	86276X863	86276X855

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of January 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Moderate Growth Fund
Share Class	A	B	C	Z

NASDAQ	PAMGX	DMGBX	PIMGX	PDMZX
CUSIP	86276X889	86276X871	86276X863	86276X855

MFSP504E4    IFS-A089024    Ed. 03/2004

SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

Conservative Growth Fund

OBJECTIVE

Seeks current income and a reasonable level of capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,                                                                             March 22, 2004

The stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, and though the economy appeared sound, some investors still seemed to be watching developments from the sidelines. Given the unsettled global political climate and sluggish job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. As a shareholder of Strategic Partners Asset Allocation Funds, your broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Conservative Growth Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or government agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor’s prospects of repaying the loan. High yield bonds are also known as “junk bonds.” They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.

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Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	11.23%	21.91%	29.03%	35.90%

Class B	10.84	21.07	24.32	30.84

Class C	10.84	21.07	24.32	30.84

Class Z	11.35	22.29	30.57	37.69

S&P 500 Index[3]	15.22	34.55	–5.00	4.67

Customized Blend[4]	11.02	22.73	24.27	29.71

Lipper Balanced Funds Avg.[5]	11.01	22.47	12.59	18.53

Average Annual Total Returns[1] as of 12/31/03
		One Year	Five Years	Since Inception[2]
Class A		14.08%	4.26%	4.81%

Class B		14.23	4.41	4.94

Class C		17.05	4.37	4.89

Class Z		20.46	5.61	6.13

S&P 500 Index[3]		28.67	–0.57	0.54

Customized Blend[4]		20.26	4.49	4.90

Lipper Balanced Funds Avg.[5]		19.09	2.35	3.01

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) voluntary fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/18/98. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Customized Benchmark for Strategic Partners Conservative Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (15%), the S&P Barra Growth Index (15%), the Russell 2000 Value Index (5%), the Lehman Brothers

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	3

Your Fund’s Performance

Cont’d

Aggregate Bond Index (40%), and the Lehman Brothers U.S. Corporate High Yield Index (20%). Each component of the Customized Blend is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. 5The Lipper Balanced Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Balanced Funds category for the periods noted. Funds in the Lipper Average have a primary investment objective of conserving principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/CONSERVATIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 77.6%

COMMON STOCKS 39.7%

Aerospace & Defense 0.6%

5,600	General Dynamics Corp.	$512,008
2,100	Moog, Inc. (Class A shares)(a)	110,208
5,700	Northrop Grumman Corp.	551,247

		1,173,463

Apparel 0.2%

9,900	Ashworth, Inc.(a)	84,051
2,920	Oxford Industries, Inc.	111,836
7,900	Phillips-Van Heusen Corp.	137,855

		333,742

Automobiles 0.1%

3,400	TBC Corp.(a)	91,800
1,500	Winnebago Industries, Inc.	104,640

		196,440

Banks 0.3%

8,100	Bank United Financial Corp. (Class A)(a)	223,641
1,700	Commerce Bancorp, Inc.	99,535
1,950	First Community Bancorp/CA	75,485
4,900	Franklin Bank Corp./TX	89,621
1,700	Hibernia Corp. (Class A shares)	38,556
1,690	PrivateBancorp, Inc.	82,286

		609,124

Beverages

4,550	Peet’s Coffee & Tea, Inc.(a)	79,853

Biotechnology 1.3%

14,400	Amgen, Inc.(a)	928,656
4,700	Discovery Laboratories, Inc.(a)	55,460
5,800	Genentech, Inc.(a)	553,900
7,200	Gilead Sciences, Inc.(a)	395,064
18,300	Medimmune, Inc.(a)	430,050
700	Thermogenesis Corp.	3,735

		2,366,865

Building Products 0.1%

4,800	Watsco, Inc.	110,592

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Capital Markets 2.5%

7,100	Goldman Sachs Group, Inc.	$706,805
24,800	J.P. Morgan Chase & Co.	964,471
9,300	Lehman Brothers Holdings, Inc.	763,530
8,700	Mellon Financial Corp.	284,577
15,800	Merrill Lynch & Co., Inc.	928,882
6,000	Morgan Stanley	349,260
9,000	State Street Corp.	484,650
8,300	The Bank of New York Co., Inc.	263,525

		4,745,700

Chemicals 0.4%

25,100	IMC Global, Inc.	283,881
7,700	Lyondell Chemical Co.	131,978
2,300	Scotts Co. (Class A shares)(a)	145,153
2,100	Valspar Corp.	103,950

		664,962

Commercial Banks 0.2%

6,400	FleetBoston Financial Corp.	285,312
2,050	Nara Bancorp, Inc.	60,311

		345,623

Commercial Services & Supplies 1.4%

18,100	Administaff, Inc.(a)	305,347
27,700	Allied Waste Industries, Inc.(a)	378,105
5,200	Apollo Group, Inc.(a)	386,152
14,000	Cendant Corp.(a)	317,100
7,900	Digitas, Inc.(a)	89,270
3,900	Global Payments, Inc.	181,350
3,200	Kelly Services, Inc. (Class A shares)	93,120
8,400	Kforce, Inc.(a)	83,160
4,800	NDCHealth Corp.	135,456
4,900	Providence Service, Corp. (The)	83,202
4,600	Republic Services, Inc.(a)	114,770
14,500	Waste Management, Inc.	402,520

		2,569,552

Communications Equipment 1.0%

2,900	Alvarion Ltd.(a)	39,962
40,400	Cisco Systems, Inc.(a)	1,035,856
3,500	Harris Corp.	170,380

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

13,400	Motorola, Inc.	$222,172
17,700	NTN Communications, Inc.(a)	64,959
7,700	Powerwave Technologies, Inc.(a)	75,845
3,900	Qualcomm, Inc.	227,838

		1,837,012

Computers & Peripherals 1.2%

20,300	Dell, Inc.(a)	679,441
25,800	EMC Corp.(a)	362,232
30,734	Hewlett-Packard Co.	731,162
5,500	IBM Corp.	545,765

		2,318,600

Consumer Finance 0.6%

19,900	American Express Co.	1,031,616
3,100	World Acceptance Corp.(a)	68,417

		1,100,033

Diversified Financial Services 1.6%

12,300	AmeriCredit Corp.(a)	211,560
3,400	Astoria Financial Corp.	134,198
37,066	Citigroup, Inc.	1,834,026
4,800	Eaton Vance Corp.	181,200
6,500	Jefferies Group, Inc.	246,610
4,000	Principal Financial Group	138,800
4,500	Raymond James Financial, Inc.	171,180
3,500	Saxon Capital, Inc.(a)	95,865
500	Student Loan Corp.	71,955

		3,085,394

Diversified Manufacturing 0.1%

165	GenTek, Inc.(a)	6,443
7,400	Graftech International Ltd.(a)	92,056

		98,499

Diversified Telecommunication Services 0.4%

18,700	SBC Communications, Inc.	476,850
8,800	Verizon Communications, Inc.	324,368

		801,218

Electric Utilities 0.9%

2,200	DTE Energy Co.	86,020

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

3,100	Exelon Corp.	$207,638
16,400	FirstEnergy Corp.	615,328
15,100	PG&E Corp.(a)	405,435
4,200	PNM Resources, Inc.	126,420
7,100	TXU Corp.	170,400

		1,611,241

Electronic Equipment & Instruments 0.8%

24,000	Agilent Technologies, Inc.(a)	884,640
6,300	FLIR Systems, Inc.(a)	228,060
14,700	Sanmina-SCI Corp.(a)	192,717
4,000	SRS Labs, Inc.(a)	42,000
2,400	Veeco Instruments, Inc.(a)	72,240

		1,419,657

Energy Equipment & Services 2.2%

11,700	Baker Hughes, Inc.	410,436
8,000	BJ Services Co.(a)	313,120
2,850	Cal Dive International, Inc.(a)	65,493
20,700	ENSCO International, Inc.	589,950
21,300	GlobalSantaFe Corp.	581,490
20,200	Halliburton Co.	609,030
8,000	Rowan Cos., Inc.(a)	183,040
19,700	Schlumberger Ltd. (Netherlands)	1,205,246
9,700	Superior Energy Services, Inc.(a)	93,605

		4,051,410

Food & Staples Retailing 1.0%

31,500	Kroger Co.(a)	583,695
12,800	Safeway, Inc.(a)	289,152
8,800	Wal-Mart Stores, Inc.	473,880
5,100	Whole Foods Market, Inc.	344,097
6,600	Wild Oats Markets, Inc.	85,470

		1,776,294

Food Products 0.1%

10,000	ConAgra Foods, Inc.	259,400

Gas Utilities 0.2%

5,700	Oneok, Inc.	129,333
9,200	Sempra Energy	286,488

		415,821

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Health Care Equipment & Supplies 0.6%

1,200	Alcon, Inc. (Switzerland)	$76,812
5,700	Cooper Companies, Inc.	275,880
2,600	Dade Behring Holdings, Inc.(a)	100,750
4,000	EPIX Medical, Inc.(a)	74,800
4,300	I-Flow Corp.(a)	67,940
4,950	Intuitive Surgical, Inc.(a)	87,170
3,550	Laserscope(a)	67,379
6,900	Medtronic, Inc.	339,618

		1,090,349

Health Care Providers & Services 1.7%

10,400	Allscripts Healthcare Solutions, Inc.	68,640
500	Anthem, Inc.(a)	40,890
5,500	Caremark Rx, Inc.(a)	147,125
5,000	Cigna Corp.	310,100
5,700	Covance, Inc.(a)	163,191
4,600	Inveresk Research Group, Inc.(a)	108,836
2,300	Kindred Healthcare, Inc.(a)	128,754
3,750	LabOne, Inc.(a)	131,213
7,700	Laboratory Corp. of America Holdings(a)	328,789
3,400	Lincare Holdings, Inc.(a)	109,412
7,004	Medco Health Solutions, Inc.(a)	258,097
7,550	Orthologic Corp.(a)	57,456
4,000	Pacificare Health Systems, Inc.(a)	131,400
4,200	Pediatrix Medical Group, Inc.(a)	246,960
5,250	Per-Se Technologies, Inc.(a)	83,318
7,000	Pharmaceutical Product Development, Inc.(a)	206,500
3,500	RehabCare Group, Inc.(a)	84,000
7,300	Serologicals Corp. International(a)	117,019
9,050	Tripath Imaging, Inc.(a)	94,573
2,600	WellPoint Health Networks, Inc.(a)	272,999

		3,089,272

Home Building 0.3%

7,650	D.R. Horton, Inc.	214,965
4,500	Hovnanian Enterprises, Inc. (Class A shares)(a)	332,010
300	Meritage Corp.(a)	19,470

		566,445

Hotels, Restaurants & Leisure 1.3%

13,200	Brinker International, Inc.(a)	466,620

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

3,400	Buffalo Wild Wings, Inc.(a)	$87,890
2,400	CEC Entertainment, Inc.(a)	114,432
23,900	McDonald’s Corp.	615,186
3,825	Rare Hospitality International, Inc.(a)	98,800
10,000	Scientific Games Corp. (Class A shares)(a)	149,900
3,000	Sonic Corp.(a)	98,520
17,000	Starbucks Corp.(a)	624,920
5,300	WMS Industries, Inc.(a)	153,965

		2,410,233

Household Durables 0.3%

8,000	Harman International Industries, Inc.	593,840
1,600	Snap-On, Inc.	49,840

		643,680

Household Products 0.4%

1,400	Cost Plus, Inc.(a)	60,732
8,000	Kimberly-Clark Corp.	472,480
2,900	Procter & Gamble Co.	293,132

		826,344

Industrial Conglomerates 0.8%

2,900	3M Co.	229,361
23,100	General Electric Co.	776,853
17,300	Tyco International Ltd. (Bermuda)	462,775

		1,468,989

Insurance 1.7%

6,200	Allstate Corp.	281,852
6,562	American International Group, Inc.(a)	455,731
5,800	American Medical Security Group, Inc.	139,490
3,600	Commerce Group, Inc.	152,172
750	Delphi Financial Group-Class A	28,380
5,400	Hartford Financial Services Group, Inc.	347,436
4,150	Infinity Property & Casualty Corp.	151,226
4,500	Philadelphia Consolidated Holding Corp.(a)	224,145
2,550	ProAssurance Corp.(a)	83,003
2,500	Protective Life Corp.	88,500
4,550	Scottish Annuity & Life Holdings Ltd. (Cayman Islands)	98,690
20,400	Travelers Property Casualty Corp. (Class A shares)	370,464
9,100	XL Capital Ltd. (Cayman Islands) (Class A shares)	723,449

		3,144,538

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Internet & Catalog Retail 0.4%

6,200	eBay, Inc.(a)	$415,586
8,400	InterActiveCorp(a)	272,160

		687,746

Internet Software & Services 0.5%

2,450	Equinix, Inc(a)	80,630
4,000	InfoSpace, Inc.(a)	136,480
12,200	Lionbridge Technologies, Inc.(a)	96,502
2,350	RADWARE Ltd. (Israel)(a)	75,600
13,400	Sapient Corp.(a)	82,276
5,800	United Online, Inc.(a)	107,996
9,300	Yahoo!, Inc.(a)	435,704

		1,015,188

Leisure Equipment & Products 0.1%

6,350	K2, Inc.(a)	114,109
2,490	Multimedia Games, Inc.	106,373

		220,482

Machinery 0.1%

3,100	Navistar International Corp.(a)	147,405

Media 1.7%

5,200	Clear Channel Communications, Inc.	233,948
9,950	CNET Networks, Inc.(a)	106,863
27,464	Hughes Electronics Corp.(a)	459,747
19,300	Image Entertainment, Inc.(a)	64,655
31,100	Liberty Media Corp. (Class A shares)(a)	362,004
1,250	Modem Media, Inc.(a)	9,500
4,000	New York Times Co. (Class A shares)	194,400
3,400	Scholastic Corp.(a)	109,140
14,400	Sinclair Broadcast Group, Inc. (Class A shares)(a)	196,992
7,700	Time Warner Cos., Inc.(a)	135,289
11,200	Univision Communications, Inc. (Class A shares)(a)	396,144
10,300	Valueclick, Inc.	107,326
20,940	Viacom, Inc. (Class B shares)	843,882

		3,219,890

Multiline Retail 0.1%

7,600	Costco Wholesale Corp.(a)	281,808

See Notes to Financial Statements.

12	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

Office Electronics 0.3%

4,850	Marlin Business Services, Inc.(a)	$90,210
37,400	Xerox Corp.(a)	547,536

		637,746

Oil & Gas 1.5%

4,940	Apache Corp.	190,091
11,200	Chesapeake Energy Corp.	139,552
10,400	Exxon Mobil Corp.	424,216
21,000	Grey Wolf, Inc.(a)	87,780
983	Link Energy LLC(a)	7,127
10,500	Occidental Petroleum Corp.	462,524
5,450	Oil States International, Inc.(a)	83,222
8,600	Suncor Energy, Inc. (Canada)	217,064
4,400	Swift Energy Co.(a)	73,392
1,890	Total SA, (France) (Class B shares)(a)	332,234
4,644	Total SA, ADR (France)	410,065
3,400	Unit Corp.(a)	84,422
4,800	Westport Resources Corp.(a)	140,112
8,533	XTO Energy, Inc.	223,821

		2,875,622

Paper & Forest Products 0.6%

8,900	Boise Cascade Corp.	288,805
11,100	Georgia-Pacific Corp.	311,910
12,400	International Paper Co.	524,148

		1,124,863

Personal Products 0.1%

4,400	Avon Products, Inc.	278,608

Pharmaceuticals 2.7%

3,850	Alexion Pharmaceuticals, Inc.(a)	69,916
4,300	Allergan, Inc.	356,255
7,700	AstraZeneca PLC, ADR (United Kingdom)	371,679
3,500	Atherogenics, Inc.(a)	72,975
2,050	Barr Pharmaceuticals, Inc.(a)	154,345
3,050	Bradley Pharmaceuticals, Inc.(a)	66,368
6,300	Chattem, Inc.(a)	126,819
20,350	Durect Corp.(a)	67,155
100	Eyetech Pharmaceuticals, Inc.	3,240
2,500	Forest Laboratories, Inc.(a)	186,225

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	13

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

8,200	Genome Therapeutics Corp.(a)	$44,690
4,000	Inspire Pharmaceuticals, Inc.(a)	52,080
8,550	KV Pharmaceutical Co.(a)	221,873
4,900	North American Scientific, Inc.(a)	49,588
14,300	Novartis AG ADR (Switzerland)	645,644
3,750	Penwest Pharmaceuticals Co.(a)	64,463
34,835	Pfizer, Inc.	1,276,005
4,850	Pozen, Inc.(a)	72,459
4,100	Roche Holding AG, ADR (Switzerland)	414,749
3,700	Salix Pharmaceuticals Ltd.(a)	84,471
7,300	Teva Pharmaceutical Inds. Ltd. (Israel)	456,907
5,900	Wyeth	241,605

		5,099,511

Real Estate Investment Trusts 0.2%

1,900	Alexandria Real Estate Equities, Inc.	117,515
3,500	Entertainment Properties Trust	123,900
2,600	SL Green Realty Corp.	111,722

		353,137

Retail 0.6%

5,150	Aaron Rents, Inc. (Class B shares)	120,613
15,500	Casual Male Retail Group, Inc.(a)	105,865
7,500	CSK Auto Corp.(a)	146,325
5,300	Ezcorp, Inc.(a)	52,205
10,175	Fred’s, Inc.	284,899
3,650	Guitar Center, Inc.(a)	125,414
2,440	HOT Topic, Inc.(a)	74,347
5,650	Kirkland’s, Inc.(a)	83,790
8,550	Movie Gallery, Inc.(a)	171,513

		1,164,971

Road & Rail 0.2%

4,500	Union Pacific Corp.	289,800

Schools 0.1%

3,400	Sylvan Learning Systems, Inc.(a)	102,714

Semiconductors & Semiconductor Equipment 2.0%

35,300	Agere Systems, Inc. (Class B shares)(a)	128,845
2,100	Altera Corp.(a)	47,019
5,400	Asyst Technologies, Inc.(a)	82,728
11,000	ChipPAC, Inc.(a)	80,630

See Notes to Financial Statements.

14	Visit our website at www.strategicpartners.com

Shares	Description	Value (Note 1)

4,650	Exar Corp.(a)	$94,023
7,000	FSI International, Inc.(a)	60,830
14,850	Genus, Inc.(a)	73,359
31,700	Intel Corp.	970,019
5,000	Intevac, Inc.(a)	80,400
6,700	KLA-Tencor Corp.(a)	382,369
15,350	LogicVision, Inc.(a)	76,904
4,000	Marvell Technology Group Ltd. (Bermuda)(a)	166,400
5,550	Mykrolis Corp.(a)	95,516
4,800	O2Micro International Ltd.(a)	96,384
10,000	PLX Technology, Inc.(a)	90,000
2,550	Power Integrations, Inc.(a)	75,455
25,000	Texas Instruments, Inc.	783,750
2,900	Ultratech Stepper, Inc.(a)	84,274
7,300	Xicor, Inc.(a)	103,514
5,600	Zoran Corp.(a)	107,408

		3,679,827

Software 1.7%

13,200	Citadel Security Software, Inc.(a)	60,852
20,500	Clicksoftware Technologies Ltd. (Israel)	90,200
11,400	Electronic Arts, Inc.(a)	534,204
3,850	Embarcadero Technologies, Inc.(a)	54,863
19,100	Mentor Graphics Corp.(a)	298,342
3,300	Merge Technologies, Inc.(a)	60,126
41,800	Microsoft Corp.	1,155,770
11,500	PeopleSoft, Inc.(a)	247,825
5,700	Phoenix Technologies Ltd.	38,475
8,100	Synplicity, Inc.(a)	65,772
13,200	Systeme, Anwedungen, Produkte AG, ADR (Germany)	547,272
6,600	Tumbleweed Communications Corp.(a)	46,860

		3,200,561

Specialty Retail 1.2%

14,800	Bed Bath & Beyond, Inc.(a)	601,028
7,300	Charlotte Russe Holdings, Inc.(a)	92,929
5,300	Lowe’s Companies, Inc.	283,815
16,100	Limited Brands	293,020
12,700	Tiffany & Co.	503,428
30,300	Toys R’ Us, Inc.(a)	427,836

		2,202,056

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	15

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Telecommunications

19,021	Netia SA (Poland) (a)	$21,965
226	NTL, Inc.(a)	14,993

		36,958

Textiles, Apparel & Luxury Goods

6,050	Guess?, Inc.(a)	79,981

Tobacco 0.6%

13,500	Altria Group, Inc.	750,465
11,600	Loews Corp.—Carolina Group	303,224

		1,053,689

Transportation 0.2%

7,100	Dynamex, Inc.(a)	86,904
2,700	Forward Air Corp.(a)	76,437
6,650	Pinnacle Airlines Corp.(a)	99,750
5,700	Vitran Corp., Inc. (Canada) (Class A shares)(a)	86,184

		349,275

Wireless Telecommunication Services 0.5%

26,300	American Tower Corp. (Class A shares)	289,037
18,300	Sprint Corp. (PCS Group)(a)	148,779
16,300	Vodafone Group PLC (United Kingdom)	417,280

		855,096

	Total common stocks	74,167,279

PREFERRED STOCKS 0.4%

Cable 0.1%

1,520	CSC Holdings, Inc. 11.125%	159,600

Media 0.3%

18,741	The News Corp. Ltd., ADR (Australia)	600,836

Publishing

500	Primedia, Inc. 10.00%	49,000

Telecommunications

350	McLeodUSA, Inc. 2.50%	3,378

	Total preferred stocks	812,814

See Notes to Financial Statements.

16	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

CORPORATE BONDS 20.5%

Aerospace & Defense 0.3%

B2	$75	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.50%, 5/15/11	$81,750
Caa3	90	BE Aerospace, Inc., Sr. Sub. Notes, 8.875%, 5/1/11	86,850
B3	50	Dunlop Standard Aerospace Holdings PLC, 11.875%, 5/15/09	53,625
B1	125	Esterline Technologies, Sr. Sub. Notes, 7.75%, 6/15/13	135,000
B3	72	K&F Industries, Inc., Sr. Sub. Notes, 9.25%, 10/15/07	73,800
B3	50	9.625%, 12/15/10	56,000
B1	100	Sequa Corp., Sr. Notes, 8.875%, 4/1/08	110,000

			597,025

Airlines 0.3%

B1	150	AMR Corp., Notes, MTN, 10.55%, 3/12/21	120,750
B3	35	Continental Airlines, Inc., Notes, 8.00%, 12/15/05	33,775
B3	50	Delta Air Lines, Inc., Notes, 7.90%, 12/15/09	40,000
B3	50	8.30%, 12/15/29	32,250
B-(#)	100	10.00%, 8/15/08	86,000
B2	100	Northwest Airlines, Inc., Notes, 8.70%, 3/15/07	91,000

			403,775

Aluminum 0.1%

B1	95	Century Aluminum Co., Sr. Sec’d. Notes, 11.75%, 4/15/08	106,638

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	17

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Automotive Parts 0.3%

Baa3	$175	ArvinMeritor, Inc., Notes, 8.75%, 3/1/12	$196,874
B2	50	Goodyear Tire & Rubber Co., Notes, 7.857%, 8/15/11	46,750
B3	105	Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	113,400
Ba1	50	Lear Corp., Gtd., 7.96%, 5/15/05	53,313
B1	65	TRW Automotive, Inc., Sr. Notes, 9.375%, 2/15/13	73,613

			483,950

Banks

B1	30	Western Financial Bank, Sub. Cap. Debs., 8.875%, 8/1/07	30,900

Biotechnology 0.1%

Ba3	100	Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 7.50%, 8/15/13	110,000

Building & Construction 0.4%

Ba2	100	American Standard, Inc., Gtd., 7.375%, 4/15/05	104,750
Ba1	150	D.R. Horton, Inc., Sr. Notes, 7.875%, 8/15/11	168,750
Ba3	65	KB Home, Sr. Sub. Notes, 8.625%, 12/15/08	73,125
B2	135	Koppers Industry, Inc., Gtd., 9.875%, 10/15/13	149,850
B1	160	Nortek Holdings, Inc., Sr. Sub. Notes, Ser. B, 9.25%, 3/15/07	163,400
Caa1	75	Nortek Holdings, Inc., Sr. Notes, (Step-Coupon) Zero Coupon (until 11/15/07) 10.00%, 5/15/11	57,750

See Notes to Financial Statements.

18	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Caa1	$50	Thermadyne Holdings Corp., 9.25%, 2/1/14	$50,250

			767,875

Cable 0.6%

NR	50	Callahan Nordrhein Westfalen (Germany), Sr. Disc. Notes, Zero Coupon (until 7/15/05) 16.00%, 7/15/10(b)	2,125
Ca	420	Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 5/15/06) 11.75%, 5/15/11	287,700
Ca	75	Sr. Notes, 8.625%, 4/1/09	65,813
Ca	345	10.00%, 5/15/11	309,637
Caa1	200	10.25%, 9/15/10	212,000
B1	100	CSC Holdings, Inc., Debs., 7.625%, 7/15/18	109,000
B2	5	Sr. Sub. Debs., 10.50%, 5/15/16	5,775
B1	80	DirecTV Holdings LLC, Sr. Notes, 8.375%, 3/15/13	90,600

			1,082,650

Chemicals 0.8%

B2	5	Equistar Chemicals L.P., 10.125%, 9/1/08	5,425
B2	130	Sr. Notes, 10.625%, 5/1/11	141,050
Ba1	150	Hercules, Inc., Debs., 6.60%, 8/1/27	152,625
B2	60	Huntsman Advanced Materials, Sec’d., 11.00%, 7/15/10	68,100
Caa1	180	Huntsman ICI Chemicals, Inc., Gtd. Notes, 10.125%, 7/1/09	183,600
B2	190	11.625%, 10/15/10	198,550
B1	115	IMC Global, Inc., Gtd., 11.25%, 6/1/11	136,850

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	19

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B2	$125	Nalco Co., Sr. Notes, 7.75%, 11/15/11	$131,875
Caa2	285	OM Group, Inc., Sr. Sub. Notes, 9.25%, 12/15/11	300,675
Ba3	75	Rhodia SA, (France), Sr. Sub. Notes, 8.875%, 6/1/11	66,750
B3	50	Rockwood Specialties Corp., Sr. Sub. Notes, 10.625%, 5/15/11	55,625
Ba3	100	Westlake Chemical Corp., Sr. Notes, 8.75%, 7/15/11	109,000

			1,550,125

Commercial Services 0.8%

B3	95	American Color Graphics, Notes, 10.00%, 6/15/10	94,050
B2	100	Coinmach Corp., Sr. Notes, 9.00%, 2/1/10	107,750
B3	125	Dex Media East LLC, Gtd., 12.125%, 11/15/12	150,313
Caa1	250	Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	284,374
Caa2	70	Dex Media, Inc., Notes, 8.00%, 11/15/13	72,100
B2	125	Iron Mountain, Inc., Gtd. Notes, 8.625%, 4/1/13	134,063
B1	150	Moore North American Finance, Sr. Notes, 7.875%, 1/15/11	168,375
B3	100	Quintiles Transnational Corp., 10.00%, 10/1/13	109,000
B2	175	R.H. Donnelley Financial Corp., Sr. Sub. Notes, 10.875%, 12/15/12	208,687
B1	25	United Rentals of North America, Inc., 6.50%, 2/15/12	24,563
B2	100	Sr. Sub. Notes, 7.75%, 11/15/13	100,500

			1,453,775

See Notes to Financial Statements.

20	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Computer Services

Ba1	$75	Unisys Corp., Sr. Notes, 6.875%, 3/15/10	$81,094

Containers 0.6%

B2	50	Anchor Glass Container Corp., Sec’d. Notes, 11.00%, 2/15/13	58,750
B3	100	Berry Plastics, Sr. Sub. Notes, 10.75%, 7/15/12	116,500
B1	100	Crown Euro Holdings SA (France), Sec’d., 9.50%, 3/1/11	112,500
Caa2	235	Graham Packaging, Sr. Disc. Notes, Ser. B, 10.75%, 1/15/09	243,225
B2	150	Greif Brothers Corp., Sr. Sub. Notes, 8.875%, 8/1/12	166,875
B1	175	Owens-Brockway Glass Containers, Sec’d., 7.75%, 5/15/11	186,375
B2	30	8.75%, 11/15/12	33,000
B1	100	Portola Packaging, Inc., 8.25%, 2/1/12	103,500
B1	50	Silgan Holdings, Inc., Sr. Sub. Notes, 6.75%, 11/15/13	51,375

			1,072,100

Diversified Manufacturing 0.6%

B3	75	Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11	84,000
Ba3	100	Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	111,250
B2	150	Joy Global, Inc., Sr. Sub. Notes, 8.75%, 3/15/12	165,751
Caa1	100	Motors & Gears, Inc., Sr. Notes, 10.75%, 11/15/06	89,000
B3	100	Rexnord Corp., Gtd., 10.125%, 12/15/12	109,000

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	21

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$50	SPX Corp., 7.50%, 1/1/13	$54,000
B3	150	TD Funding Corp., 8.375%, 7/15/11	162,000
B3	75	Terex Corp., Gtd., 7.375%, 1/15/14	78,000
B3	90	10.375%, 4/1/11	102,600
B3	30	Sr. Sub. Notes, 9.25%, 7/15/11	33,375
B2	100	The Manitowoc Co., Inc., Sr. Sub. Notes, 10.50%, 8/1/12	114,500
Ba2	25	Tyco International Group SA, (Luxembourg), Gtd., 6.125%, 11/1/08	26,792
Ba2	40	6.75%, 2/15/11	43,869

			1,174,137

Electronics 0.4%

B3	125	Communications & Power Industries, Inc., 8.00%, 2/1/12	128,750
Ba2	100	Flextronics International Ltd. (Singapore), Sr. Sub. Notes, 6.50%, 5/15/13	103,750
B2	125	General Cable Corp., Sr. Notes, 9.50%, 11/15/10	135,938
Ba3	100	L-3 Communications Corp., Sr. Sub. Notes, 7.625%, 6/15/12	110,250
Ba3	100	Gtd., 8.00%, 8/1/08	104,000
B2	50	Midwest Generation LLC, 8.56%, 1/2/16	54,000
B3	100	Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13	108,750
Ba2	35	Sanmina-SCI Corp., Sec’d., 10.375%, 1/15/10	40,863

			786,301

See Notes to Financial Statements.

22	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Financial Services 1.6%

Caa1	$75	Alamosa Delaware, Inc., 8.50%, 1/31/12	$73,125
B3	25	Asbury Automotive Group, Inc., Sr. Sub. Notes, 8.00%, 3/15/14	25,250
Caa1	100	Atlantic Broadband Finance LLC, 9.375%, 1/15/14	101,500
B3	125	Bombardier Recreational Products, Inc. (Canada), 8.375%, 12/15/13	131,875
B1	150	Eircom Funding (Ireland), 8.25%, 8/15/13	167,250
A3	300	Ford Motor Credit Corp. (FRN), 1.98%, 3/8/04(c)	300,122
A3	300	Ford Motor Credit Corp., Notes, 6.70%, 7/16/04(c)	306,469
A2	1,000	General Motors Acceptance Corp., Notes, 6.875%, 9/15/11(c)	1,076,633
Aa3	700	Goldman Sachs, Inc., FRN, 1.28%, 1/9/07(c)	699,462
B3	25	Nectar Merger, 7.75%, 2/15/14	25,000
Caa1	100	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625%, 12/15/13	105,000

			3,011,686

Food & Beverages 0.3%

B3	8	Agrilink Foods, Inc., Sr. Sub. Notes, 11.875%, 11/1/08	8,480
B2	125	Del Monte Corp., Sr. Sub. Notes, 8.625%, 12/15/12	137,500
B2	100	Dole Foods Co., Gtd., 7.25%, 6/15/10	104,250
B2	50	Sr. Notes, 8.625%, 5/1/09	54,500
B2	50	8.875%, 3/15/11	54,500
B3	25	Dominos, Inc., 8.25%, 7/1/11	26,750

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	23

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$55	Merisant Co., Sr. Sub. Notes, 9.50%, 7/15/13	$58,300
B2	75	National Beef Packing Co. LLC, Sr. Notes, 10.50%, 8/1/11	81,375
Ba2	80	Smithfield Foods, Inc., Sr. Notes, 8.00%, 10/15/09	86,000

			611,655

Gaming 0.9%

B2	150	American Casino & Entertainment Properties LLC, 7.85%, 2/1/12	150,750
B2	20	Argosy Gaming Co., Sr. Sub. Notes, 9.00%, 9/1/11	22,150
B1	50	Boyd Gaming Corp., Sr. Sub. Notes, 8.75%, 4/15/12	55,250
Ba2	100	Circus Circus Enterprises, Inc., Notes, 6.45%, 2/1/06	104,500
Ba2	75	Coast Hotels & Casinos, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	79,125
Ba2	380	MGM Mirage, Inc., Gtd. Notes, 9.75%, 6/1/07	436,999
Ba3	50	Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375%, 7/15/09	52,125
Ba3	25	8.00%, 4/1/12	27,344
Ba2	190	Park Place Entertainment Corp., Sr. Notes, 7.50%, 9/1/09	210,663
Ba2	10	8.125%, 5/15/11	11,300
Ba2	20	8.875%, 9/15/08	22,800
Ba2	20	9.375%, 2/15/07	22,650
B2	185	Station Casinos, Inc., Sr. Sub. Notes, 9.875%, 7/1/10	205,350
B3	180	Venetian Casino Resort LLC, Sec’d Mtge., 11.00%, 6/15/10	205,200

See Notes to Financial Statements.

24	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$125	Wynn Las Vegas LLC, 12.00%, 11/1/10	$148,125

			1,754,331

Health Care 1.2%

B3	150	Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11	157,500
B3	75	Concentra Operating Corp., 9.50%, 8/15/10	82,500
B3	45	13.00%, 8/15/09	49,725
Ba3	150	Coventry Health Care, Inc., Sr. Notes, 8.125%, 2/15/12	167,250
Ba1	230	HCA, Inc., Debs., 7.50%, 12/15/23	247,637
BA1	100	Notes, FRN 7.69%, 6/15/25	109,699
Ba1	60	Notes, MTN, 9.00%, 12/15/14	74,263
Caa2	100	Healthsouth Corp., Sr. Notes, 8.50%, 2/1/08(b)	101,000
B3	156	Magellan Health Services, Inc., 9.375%, 11/15/08	169,690
B3	100	Mariner Health Care, Inc., Sr. Sub. Notes, 8.25%, 12/15/13	102,000
Ba1	100	Medco Health Solutions, Inc., Sr. Notes, 7.25%, 8/15/13	112,134
B3	160	Medquest, Inc., Sr. Sub. Notes, 11.875%, 8/15/12	180,800
Ba3	75	NeighborCare, Inc., Sr. Sub. Notes, 6.875%, 11/15/13	77,438
B2	100	Resources-Care, Inc., Sr. Notes, 10.625%, 11/15/08	105,500
B2	50	Select Medical Corp., Sr. Sub. Notes, 7.50%, 8/1/13	53,000
B3	55	9.50%, 6/15/09	59,950
		Tenet Healthcare Corp., Sr. Notes,
B1	50	5.375%, 11/15/06	47,750
Ba3	50	6.375%, 12/1/11	45,750

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	25

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$135	6.50%, 6/1/12	$122,850
B1	195	Triad Hospitals, Sr. Sub. Notes, 8.75%, 5/1/09	213,038

			2,279,474

Hotels 0.3%

Ba3	75	Aztar Corp., Sr. Sub. Notes, 9.00%, 8/15/11	82,875
B2	65	Extended Stay America, Inc., Sr. Sub. Notes, 9.875%, 6/15/11	71,825
Ba1	25	Hilton Hotels Corp., Notes, 7.625%, 12/1/12	28,000
Ba1	100	ITT Corp., Notes, 6.75%, 11/15/05	104,500
Ba1	100	Starwood Hotels & Resorts Worldwide, Inc., Notes 7.375%, 5/1/07	107,250
Ba1	175	7.375%, 11/15/15	185,500

			579,950

Household Products 0.0%

B3	75	Johnson Diversified Holdings, Inc. (step coupon), Zero coupon (until 5/15/07) 10.67%, 5/15/13	61,500

Media 1.2%

B1	125	Alliance Atlantis Communications, Inc., (Canada) Sr. Sub. Notes, 13.00%, 12/15/09	141,250
B2	20	American Media Operation, Inc., Gtd. Notes, Ser. B, 10.25%, 5/1/09	21,250
B1	50	Canwest Media, Inc. (Canada), Sr. Notes, 7.625%, 4/15/13	54,750
B2	75	Sr. Sub. Notes, 10.625%, 5/15/11	86,250
Ba3	200	Echostar DBS Corp., Sr. Notes, 10.375%, 10/1/07	217,999
Ba3	193	9.125%, 1/15/09	216,642

See Notes to Financial Statements.

26	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$50	Entercom Radio LLC, Gtd. Notes, 7.625%, 3/1/14	$54,000
B3	100	Granite Broadcasting, Sec’d, 9.75%, 12/1/10	99,250
B3	100	Gray Communications Systems, Inc., Sr. Sub Notes, 9.25%, 12/15/11	111,500
B2	75	Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	77,438
Ba3	50	Morris Publishing, Sr. Sub. Notes, 7.00%, 8/1/13	51,750
Caa1	125	Paxson Communications Corp., Sr. Sub. Notes, 10.75%, 7/15/08	135,000
B3	50	Primedia, Inc., 8.875%, 5/15/11	52,250
B2	50	Quebecor Media, Inc. (Canada), Sr. Notes, 11.125%, 7/15/11	57,375
B2	100	Sr. Disc. Notes, Zero Coupon, (until 7/15/06), 13.75%, 7/15/11	89,500
B2	175	Sinclair Broadcast Group, Inc., Gtd. Notes, 8.00%, 3/15/12	189,000
Ba3	150	Sun Media Corp. (Canada), Gtd., 7.625%, 2/15/13	163,500
B1	125	Susquehanna Media Co., Sr. Sub. Notes, 7.375%, 4/15/13	133,438
B2	141	Vertis, Inc., Sec’d, 9.75%, 4/1/09	153,338
Ba3	100	Videotron Ltee (Canada), 6.875%, 1/15/14	104,000
B1	50	Vivendi Universal SA (France), Sr. Notes, 6.25%, 7/15/08	52,625

			2,262,105

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	27

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Mining 0.2%

Baa1	$300	Alcan, Inc. (Canada), 1.43%, 12/8/04(c)	$299,318
Ba2	75	Arch Western Finance, Sr. Notes, 6.75%, 7/1/13	78,000

			377,318

Office Equipment & Supplies 0.2%

B1	95	Xerox Capital Europe PLC (United Kingdom), Gtd. Notes, 5.875%, 5/15/04	95,713
B1	175	Xerox Corp., Sr. Notes, 7.125%, 6/15/10	186,375

			282,088

Oil & Gas 1.8%

B2	75	AmeriGas Partners, LP, Sr. Notes, 8.875%, 5/20/11	82,875
Ba3	150	Chesapeake Energy Corp., Gtd., 8.375%, 11/1/08	165,750
Caa1	25	El Paso Corp., Sr. Notes, 7.00%, 5/15/11	22,969
B1	9	Sr. Sub. Notes, 8.50%, 6/1/11	10,103
B2	10	Gtd., 7.75%, 6/1/13	9,900
NR	9	Eott Energy Partners, Sr. Notes, 9.00%, 3/1/10	8,890
B2	125	Exco Resources, Inc., 7.25%, 1/15/11	126,875
B2	40	Ferrellgas Partners LP, Notes, 8.75%, 6/15/12	44,200
Ba3	250	Forest Oil Corp., Sr. Notes, 8.00%, 6/15/08	271,249
Caa1	95	Gemstone Investors Ltd., Gtd., 7.71%, 10/31/04	96,188
B1	19	Gulfterra Energry Partners LP, Gtd., 10.625%, 12/1/12	23,560
Ba3	125	Sr. Notes, 6.25%, 6/1/10	130,000

See Notes to Financial Statements.

28	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$75	Hanover Compress Co., Sr. Notes, 8.625%, 12/15/10	$79,875
B2	45	Hanover Equipment Trust 01, Sec’d., 8.50%, 9/1/08	48,600
B2	40	8.75%, 9/1/11	43,200
B2	25	Houston Explororation Co., Sr. Sub. Notes, 7.00%, 6/15/13	26,188
B1	25	Leviathan Gas Pipeline LP, Sr. Sub. Notes, 10.375%, 6/1/09	26,000
B2	65	Magnum Hunter Resources, Inc., Gtd., 9.60%, 3/15/12	73,450
Ba3	150	Newfield Exploration Co., Sr. Sub. Notes, 8.375%, 8/15/12	169,500
B2	50	Paramount Resources Ltd. (Canada), 7.875%, 11/1/10	51,000
B2	200	Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	215,000
Baa1	250	Petroleos Mexicanos, Gtd., 9.25%, 3/30/18	291,874
Ba2	20	Plains All American Pipeline LP, Gtd., 7.75%, 10/15/12	23,400
Ba3	75	Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	88,875
B2	50	Sr. Sub. Notes, 7.75%, 2/1/12	54,250
B1	50	Southern Natural Gas, Notes, 8.875%, 3/15/10	55,500
B2	240	Stone Energy Corp., Sr. Sub. Notes, 8.25%, 12/15/11	262,799
B1	110	Tennessee Gas Pipeline, Debs., 7.00%, 3/15/27	112,338
B1	50	7.00%, 10/15/28	47,125
B1	125	7.625%, 4/1/37	123,125
Ba3	10	Tesoro Petroleum Corp., Sec’d., 8.00%, 4/15/08	10,825
B3	50	TransMontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	54,375

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	29

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B1	$155	Vintage Petroleum, Inc., Sr. Sub. Notes, 9.75%, 6/30/09	$162,750
Caa1	150	Williams Companies, Inc., (The) 7.125%, 9/1/11	156,000
B3	45	8.125%, 3/15/12	48,600
B3	50	8.625%, 6/1/10	54,750

			3,271,958

Paper & Packaging 0.5%

Ba1	75	Cascades, Inc. (Canada), Sr. Notes, 7.25%, 2/15/13	80,813
Ba2	100	Fort James Corp., Sr. Notes, 6.625%, 9/15/04	102,250
Ba3	50	Georgia-Pacific Corp., Debs., 8.125%, 6/15/23	51,250
Ba3	35	8.625%, 4/30/25	35,175
Ba3	35	Notes, 8.125%, 5/15/11	38,063
Ba3	210	8.875%, 5/15/31	226,537
B3	75	Millar Western Forest Products Ltd. (Canada), 7.75%, 11/15/13	80,625
B2	195	Stone Container Corp. (Canada), Gtd., 11.50%, 8/15/06	204,262
Ba3	45	Tembec Industrustries, Inc. (Canada), 7.75%, 3/15/12	42,300

			861,275

Real Estate Investment Trusts 0.6%

B1	75	Felcor Lodging LP, Gtd ., 9.00%, 6/1/11	81,750
B1	75	10.00%, 9/15/08	80,625
B1	50	Felcor Suites LP, Gtd., 7.625%, 10/1/07	51,500
Ba3	150	Gtd., Sr. Notes, 7.375%, 10/1/04	152,625

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba3	$185	HMH Properties, Inc., Sr. Notes, Ser. B, 7.875%, 8/1/08	$191,012
Ba3	40	Host Marriott LP, Sr. Notes, 7.125%, 11/1/13	40,900
Ba3	75	8.375%, 2/15/06	79,875
Ba3	125	9.50%, 1/15/07	139,063
Ba3	100	La Quinta Properties, Inc., Sr. Notes, 8.875%, 3/15/11	111,750
Ba2	60	Senior Housing Properties Trust, Sr. Notes, 8.625%, 1/15/12	66,900
Ba3	40	Ventas Realty LP, Gtd. Notes, 8.75%, 5/1/09	44,400
Ba3	110	Sr. Notes, 9.00%, 5/1/12	124,300

			1,164,700

Recreation 0.4%

B3	45	Gaylord Entertainment Co., 8.00%, 11/15/13	47,588
B1	150	Intrawest Corp., Sr. Notes, 10.50%, 2/1/10	165,563
B2	125	Regal Cinemas Corp., Sr. Sub. Notes, 9.375%, 2/1/12	141,875
Ba2	30	Royal Caribbean Cruises Ltd. (Liberia), Notes, 8.125%, 7/28/04	30,750
Ba2	125	Sr. Notes, 8.00%, 5/15/10	138,750
B2	50	Six Flags, Inc., Sr. Notes, 9.625%, 6/1/14	53,250
B2	165	Sun International Hotels Ltd., Sr. Sub. Notes, 8.875%, 8/15/11	179,849
B2	75	Vail Resorts, Inc., 6.75%, 2/15/14	75,000

			832,625

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	31

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Restaurants 0.2%

Ba1	$350	Tricon Global Restraunts, Inc., Sr. Notes, 8.875%, 4/15/11	$426,125

Retail 0.8%

B1	25	Ahold Finance USA, Inc., Notes, 8.25%, 7/15/10	27,750
Ba2	15	AutoNation, Inc., Sr. Notes, 9.00%, 8/1/08	17,250
B3	60	Carrols Corp., Sr. Sub. Notes, 9.50%, 12/1/08	61,800
B2	100	CSK Auto, Inc., 7.00%, 1/15/14	98,000
Ba1	165	Delhaize America Inc., Gtd. Notes, 8.125%, 4/15/11	188,925
Ba3	15	Dillards, Inc., Notes, 6.43%, 8/1/04	15,075
B3	50	General Nutrition Center, Sr. Sub. Notes, 8.50%, 12/1/10	52,250
B1	75	Group 1 Automotive, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	82,125
		JC Penney Co., Inc., Debs.,
Ba3	100	7.125%, 11/15/23	107,250
Ba3	225	7.40%, 4/1/37	247,500
B2	50	Pathmark Stores, Inc., 8.75%, 2/1/12	52,750
NA	20	Sr. Sub. Notes, 8.75%, 2/1/12	21,100
Caa2	25	Rite Aid Corp., Debs., 6.875%, 8/15/13	24,250
Caa2	10	7.70%, 2/15/27	9,650
B2	150	Sec’d, 8.125%, 5/1/10	162,000
B1	145	Saks, Inc., Notes, 7.375%, 2/15/19	147,900
B2	150	Sonic Automotive, Inc., Sr. Sub. Notes, 8.625%, 8/15/13	159,000

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Ba2	$70	Winn Dixie Stores, Inc., Sr. Notes, 8.875%, 4/1/08	$63,000

			1,537,575

Schools

B3	80	Kindercare Learning Center, Inc., Sr. Sub. Notes, 9.50%, 2/15/09	81,200

Semiconductors 0.1%

B1	50	Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	53,250
B2	100	Fairchild Semiconductor International, Inc., Sr. Sub. Notes, 10.50%, 2/1/09	110,500

			163,750

Steel & Metals 0.4%

B2	35	AK Steel Corp., Gtd., 7.875%, 2/15/09	31,325
B2	55	Sr. Notes, 9.00%, 9/15/07	50,050
B2	195	7.75%, 6/15/12	170,625
B2	80	CSN Islands VII Corp. (Cayman Islands), 10.75%, 9/12/08	86,800
B3	205	Dynegy Holdings, Inc., Sec’d. Notes, 10.125%, 7/15/13	229,600
B1	75	Steel Dynamics, Inc., Sr. Notes, 9.50%, 3/15/09	82,500
Caa1	50	UtiliCorp., Sr. Notes, 7.625%, 11/15/09	49,500

			700,400

Telecommunications 2.0%

B2	210	ACC Escrow Corp., Sr. Notes, 10.00%, 8/1/11	232,050
Caa1	100	Centennial Communications, 8.125%, 2/1/14	97,500
B3	150	Cincinnati Bell, Inc., 8.375%, 1/15/14	159,375

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	33

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$125	Crown Castle International Corp., Sr. Notes, 7.50%, 12/1/13	$127,813
B3	80	10.75%, 8/1/11	90,000
B3	10	Dobson Communications Corp, Sr. Notes, 10.875%, 7/1/10	10,900
B3	95	8.875%, 10/1/13	98,088
B2	75	Inmarsat Finance PLC, 7.625%, 6/30/12	77,250
Caa1	285	Lucent Technologies, Inc., Debs., 6.45%, 3/15/29	239,400
Caa1	150	Notes, 5.50%, 11/15/08	144,000
NR	250	MCI Communications Corp., Debs., 7.75%, 3/23/25(b)	202,500
B3	245	Nextel Communications, Inc., Sr. Notes, 9.375%, 11/15/09	264,906
B2	275	7.375%, 8/1/15	295,281
Caa1	125	Nextel Partners, Inc., 8.125%, 7/1/11	131,875
B3	35	Northern Telecom Capital, 7.875%, 6/15/26	37,275
Caa2	100	Qwest Capital Funding, Inc., Gtd. Notes, 7.25%, 2/15/11(c)	96,250
Ba3	250	Qwest Corp., Debs., 6.875%, 9/15/33	237,500
Ba3	40	Notes, 7.20%, 11/1/04	41,200
Caa1	337	Qwest Services Corp., Notes, 13.50%, 12/15/10	406,084
Ba3	35	Rogers Wireless, Inc. (Canada), Sr. Sec’d. Notes, 9.625%, 5/1/11	42,350
Caa1	100	SBA Communications Corp., Zero Coupon (until 12/15/07) 9.75%, 12/15/11	71,500
Ba1	75	Telus Corp. (Canada), Notes, 8.00%, 6/1/11	88,469

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Baa2	$128	Tritel PCS, Inc., Sr. Sub. Disc. Notes, 10.375%, 1/15/11	$152,606
B2	75	Triton PCS, Inc., Gtd., 8.50%, 6/1/13	82,125
A3	300	Verizon Wireless Capital, FRN, 1.24%, 5/23/05(c)	299,631

			3,725,928

Tobacco 0.1%

Ba3	75	DIMON, Inc., Sr. Notes, 9.625%, 10/15/11	84,938

Transportation 0.1%

Ba2	100	Offshore Logistics, Inc., Gtd., 6.125%, 6/15/13	98,500
Ba3	125	Stena AB (Sweden), 7.50%, 11/1/13	133,125

			231,625

Utilities 2.0%

B2	145	AES Corp., Sec’d., 8.75%, 5/15/13	164,575
B3	345	Sr., Notes, 9.375%, 9/15/10	388,124
Caa2	50	AES Drax Holdings Ltd. (Cayman Islands), Sr. Sec. Notes, 10.41%, 12/31/20	53,505
Ba1	137	AES Eastern Energy LP, 9.00%, 1/2/17	158,755
B3	198	Allegheny Energy, 8.75%, 4/15/12	200,970
Caa1	130	Aquila, Inc., Sr. Notes, 9.95%, 2/1/11	140,400
B(#)	75	Calpine Corp., Sec’d., 8.75%, 7/15/13	72,750
Caa1	50	Sr. Notes, 8.75%, 7/15/07	42,750
Caa1	395	8.50%, 2/15/11	323,899
B3	90	CMS Energy Corp., Sr. Notes, 7.50%, 1/15/09	93,825

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	35

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

B3	$50	CMS Energy Corp., Sr. Notes, 8.50%, 4/15/11	$54,250
B1	30	Cogentrix Energy, Inc., Sr. Notes, 8.10%, 3/15/04	30,338
B1	15	8.75%, 10/15/08	16,388
B2	205	Edison Mission Energy, Sr. Notes, 7.73%, 6/15/09	202,437
Caa1	150	El Paso Corp., Sr. Notes, 7.75%, 1/15/32(c)	126,938
Ba2	175	Endesa (Chile) Ser. W.I., 8.35%, 8/1/13	199,129
Ba2	150	8.625%, 8/1/15	174,993
Baa3	300	Entergy Gulf States, 1st Mortgage, FRN, 2.07%, 6/18/07(c)	300,705
Ba2	100	Homer City Funding LLC, Gtd., 8.137%, 10/1/19	110,500
Ba3	75	Midland Funding Corp., Debs., 13.25%, 7/23/06	87,844
Caa3	20	Mirant Americas Generation LLC, Sr. Notes, 7.20%, 10/1/08(b)	16,950
Caa2	30	Mission Energy Holdings, 13.50%, 7/15/08	31,800
B2	165	NRG Energy, Inc., Sec’d., 8.00%, 12/15/13	171,600
B2	50	Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	61,750
B1	66	Reliant Energy-Mid Atlantic, Ser. B, 9.237%, 7/2/17	66,991
B1	95	Reliant Resources, Inc., Sec’d., 9.50%, 7/15/13	102,363
Ba1	175	TECO Energy, Inc., Sr. Notes, 7.50%, 6/15/10	186,813
Ba3	75	TNP Enterprises, Inc., Sr. Sub. Notes, 10.25%, 4/1/10	82,500

			3,663,842

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Waste Management 0.3%

Ba3	$175	Allied Waste of North America, Inc., Sr. Notes, 5.75%, 2/15/11	$171,063
Ba3	5	6.50%, 11/15/10	5,150
Ba3	25	7.875%, 4/15/13	27,281
Ba3	320	8.50%, 12/1/08	357,200

			560,694

		Total corporate bonds	38,227,087

CONVERTIBLE BONDS 0.2%

Electronic Equipment & Instruments 0.1%

B1	250	Solectron Corp., Zero Coupon, 11/20/20	145,625
Ba2	75	Tyco International Group, SA, 2.75%, 1/15/18	95,906
Ba2	25	3.125%, 1/15/23	34,344

			275,875

Telecommunications 0.1%

B3	95	Nortel Networks Corp. 4.25%, 9/1/08	101,175

		Total convertible bonds	377,050

MORTGAGE-RELATED SECURITIES 0.5%
		Continental Airlines, Inc.
Ba2	40	Ser 981B, 6.748%, 3/15/17	34,850
Ba2	73	Ser 991B, 6.795%, 8/02/18	64,848
AAA(#)	42	Deutsche Mortgage Securities, Inc., Ser 2002-1, Class A-12, 5.75%, 1/25/33(c)	41,642
AAA(#)	115	Mellon Residential Funding Corp., Ser. 199, Class A-3, 3.79%, 7/25/29(c)	116,411
Aaa	23	Nationslink Funding Corp., Ser. 1999-SI, Class A-3, 6.297%, 11/10/30(c)	23,329

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	37

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

AAA(#)	$38	PNC Mortgage Securities Corp., Ser. 1999-8, Class I A-5, 7.25%, 10/25/29(c)	$37,849
NR	515	Vendee Mortgage Trust, Ser. 2000-1, Class 1A, 6.82%, 1/15/30(c)	549,486
Aaa	70	Washington Mutual, Ser. 2002-S2, Class 3A-1, 6.00%, 3/25/17(c)	71,105

		Total mortgage-related securities	939,520

MUNICIPAL BONDS 2.2%
Aaa	500	California State, Rev., Ser. A, 2.00%, 6/16/04(c)	500,620
Aaa	400	Chicago Illinois, Project & Refunding, Ser. A, 5.00%, 1/1/41(c)	408,392
Aa2	400	Florida St. Board of Ed., 5.00%, 6/1/32(c)	412,416
Aaa	200	Georgia State Road. & Tollway Auth., Rev., 5.00%, 3/1/21(c)	210,186
Baa2	250	Golden State Tobacco Settlement Rev., 6.25%, 6/1/33(c)	243,113
Baa2	100	6.75%, 6/1/39(c)	98,537
Aa2	500	Long Island College Hosp., Rev., FHA, Mtge., Ser. B, 8.90%, 8/15/30(c)	577,314
Aaa	250	Massachusetts St, Water. Res. Auth., Ser. J, 5.00%, 8/1/32(c)	257,538
Baa2	250	New Jersey, Tobacco Settlement Financing Corp., 6.375%, 6/1/32(c)	240,018
Baa2	300	6.00%, 6/1/37(c)	269,181
Aaa	400	San Antonio Water Rev., 5.00%, 5/15/25(c)	411,776
Aaa	400	South Carolina St. Hwy., Ser. B, 5.00%, 4/1/17(c)	430,988

		Total municipal bonds	4,060,079

See Notes to Financial Statements.

38	Visit our website at www.strategicpartners.com

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY AND SECURITIES 11.8%
	$330	Federal Home Loan Mortgage Corporation, 5.00%, 9/15/16(c)	$338,700
	414	10.00%, 5/15/20(c)	414,352
	573	6.00%, 9/1/22(c)	597,804
	38	3.679%, 8/1/23(c)	38,798
	172	Federal National Mortgage Association 6.50%, 9/1/05 - 1/1/16(c)	180,360
	368	5.00%, 4/1/14(c)	376,904
	391	6.00%, 5/1/16 - 12/1/17(c)	411,962
	1,385	4.00%, 8/1/18(c)	1,362,970
	1,647	4.00%, 9/1/18(c)	1,620,648
	5,400	5.00%, 2/18/19(TBA)	5,518,124
	83	8.00%, 8/25/22(c)	90,519
	310	7.50%, 1/1/32(c)	331,965
	87	4.50%, 8/1/33(c)	84,230
	196	4.18%, 5/1/36 FRN(c)	199,303
	22	Government National Mortgage Association, 4.75%, 9/20/22(c)	22,591
	410	8.50%, 2/20/30 - 6/15/30(c)	444,729
	82	4.50%, 8/15/33 - 9/15/33(c)	85,559
	58	United States Inflation Index Bonds, 3.375%, 1/15/07(c)	63,618
	2,857	3.625%, 1/15/08(c)	3,177,940
	281	3.875%, 4/15/29(c)	369,943
	1,800	United States Treasury Bonds, 7.50%, 11/15/16(c)	2,314,476
	20	8.125%, 8/15/19(c)	27,341
	250	6.625%, 2/15/27(c)	303,262
	100	5.375%, 2/15/31(c)	106,063
	1,200	United States Treasury Notes, 1.625%, 10/31/05(c)	1,199,156
	500	5.00%, 8/15/11(c)	538,672
	533	4.875%, 2/15/12(c)	533,301
	200	4.25%, 8/15/13(c)	202,219
	400	12.00%, 8/15/13(c)	551,578

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	39

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

		$1,400	United States Treasury Strips, Zero Coupon, 11/15/16 - 8/15/26(c)	$482,931

			Total U.S. government agency and securities	21,990,018

FOREIGN GOVERNMENT SECURITIES 2.3%
Aaa	EUR	416	Bundechatzanweisungen 4.25%, 3/12/04(c)	517,983
Aaa		1,000	France Government Bond 5.00%, 4/25/12	1,318,953
Aaa		600	Government of Germany Bonds, 4.00%, 7/4/09(c)	760,950
Ba1		$300	Government of Panama, 9.625%, 2/8/11(c)	346,500
B2		566	Republic of Brazil 8.00%, 4/15/14 BRB(c)	556,536
B2		45	8.25%, 1/20/34	38,700
B2		85	9.25%, 10/22/10	89,038
B2		55	10.00%, 8/7/11	59,813
B2		60	11.00%, 8/17/40	65,400
Ba2		220	Republic of Columbia 9.75%, 4/23/09	246,400
Baa3		300	Russian Government Bonds Step-Coupon 5.00%, 3/31/30(c)	292,500

			Total foreign government securities	4,292,773

	Units

WARRANTS(a)
		315	Gentek, Inc. Warrant A expiring 2/9/04	945
		166	Gentek, Inc. Warrant B expiring 2/9/04	830
		81	Gentek, Inc. Warrant C expiring 2/9/04	567
		776	McLeodUSA, Inc. expiring 4/16/07	644
		300,000	United Mexican States, Ser. B expiring 6/30/04(c)	2,250
		300,000	United Mexican States, Ser. C expiring 6/30/05(c)	3,750

See Notes to Financial Statements.

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Moody’s Rating		Description	Value (Note 1)

	300,000	United Mexican States, Ser. D expiring 6/30/06(c)	$1,050
	300,000	United Mexcian States, Ser. E expiring 6/30/07(c)	450

		Total warrants	10,486

		Total long-term investments (cost $124,714,438)	144,877,106

SHORT-TERM INVESTMENTS 22.7%

	Principal Amount (000)

CERTIFICATE OF DEPOSIT 0.2%
	$450,000	Altria, GRP, FRN(e) 1.80% 10/29/04	450,000

COMMERCIAL PAPER 9.2%
P-1	1,500	ABN AMRO Disc. Note, 1.075%, 2/19/04(c)(d)	1,499,194
P-1	1,500	ANZ, Inc., (Delaware), Disc. Note, 1.07%-1.09%, 2/19/04(c)(d)	1,499,196
P-1	1,000	Barclays US Funding Disc. Note, 1.03%, 5/21/04(c)(d)	996,853
P-1	1,500	CBA (DE) Finance, Disc. Note, 1.08%, 2/9/04(c)(d)	1,499,639
P-1	200	Danske Corp., Disc Note, 1.075%, 2/9/04(c)(d)	199,952
P-1	1,500	1.085%, 2/17/04(c)(d)	1,499,276
P-1	900	EI Du Pont de Nemours, Disc. Note, 1.07%, 3/2/04(c)(d)	899,198
P-1	1,000	General Electric Capital Corp. Disc. Note, 1.12%, 2/17/04(c)(d)	999,502
P-1	1,000	HBOS Treasury Services Disc. Note, 1.11%, 2/10/04(c)(d)	999,723
P-1	600	1.10%, 2/24/04(c)(d)	599,578
P-2	200	Kraft Foods, Inc., FRN, 1.9719%, 2/27/04(c)(d)	200,096
P-1	750	Nestle Capital Disc. Note, 1.09%, 2/9/04(c)(d)	749,818
P-1	610	1.09%, 2/18/04(c)(d)	609,686
P-1	600	Royal Bank of Scotland PLC, Disc. Note, 1.07%, 2/12/04(c)(d)	599,804
P-1	100	1.045%, 4/12/04(c)(d)	99,794
P-1	1,500	Shell Finance UK PLC, Disc. Note, 1.09%, 3/9/04(c)(d)	1,498,320

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	41

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

P-1	$500	UBS Finance (DE) LLC Disc. Note, 1.085%, 2/17/04(c)(d)	$499,759
P-1	700	1.03%, 4/13/04(c)(d)	698,558
P-1	1,000	Westpac Capital Corp. Disc. Note, 1.10%, 4/7/04(c)(d)	997,983
P-1	600	1.10%, 2/12/04(c)(d)	599,798

		Total commercial paper	17,245,727

U.S. GOVERNMENT AGENCY AND SECURITIES 10.2%
	1,100	Federal Home Loan Bank, 0.95%, 2/2/04(c)(d)	1,099,971
	1,200	1.11%, 3/01/04(c)(d)	1,198,927
	100	1.04%, 3/12/04(c)(d)	99,884
	1,200	Federal Home Loan Mortgage Corp., 1.0%, 4/13/04(c)(d)	1,197,600
	4,300	Federal National Mortgage Association, 1.15%,2/11/04(c)(d)	4,298,947
	700	1.00%, 4/14/04(c)(d)	698,581
	685	United States Treasury Bills, 0.88%, 3/18/04(c)(d)	684,280
	4,400	0.96 - 0.99%, 6/10/04(c)(d)	4,385,322
	5,400	0.99%, 4/8/04(c)(d)	5,390,000

		Total U.S. government agency and securities	19,053,512

	Shares

MUTUAL FUNDS 3.1%
	5,717,783	Dryden Core Investment Fund - Taxable Money Market Series: Note 3	5,717,783

		Total short-term investments (cost $42,465,760)	42,467,022

See Notes to Financial Statements.

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Contracts	Description	Value (Note 1)

OUTSTANDING OPTIONS PURCHASED

Put Options

7	Euribor Futures, expiring 12/13/04 @ $94.5	$109
16	Euro Futures, expiring 3/15/04 @ $95	100
20	Euro Futures, expiring 3/15/04 @ $96.5	125

	Total outstanding options purchased (cost $618)	334

	Total Investments, Before Outstanding Options Written and Securities Sold Short 100.3% (cost $167,180,816 )	187,344,462

OUTSTANDING OPTIONS WRITTEN (0.2%)

Call Options

46	United States Treasury Note, expiring 5/21/04 @$115	(38,094)

Put Options

17	United States Treasury Note, expiring 5/21/04 @$109	(18,063)
29	United States Treasury Note, expiring 5/21/04 @$107	(18,125)

		(36,188)

Notional Amount (000)

SWAP OPTIONS

Call Options

$1,300	Swap Option 3 month LIBOR, expiring 10/31/05 @ 4.00%	(16,867)
2,900	Swap Option 3 month LIBOR, expiring 7/03/06 @ 4.00%	(35,899)
3,000	Swap Option 3 month LIBOR, expiring 9/23/05 @ 4.00%	(39,018)
1,100	Swap Option 3 month LIBOR, expiring 10/7/04 @ 3.80%	(10,088)

		(101,872)

Put Options

1,300	Swap Option 3 month LIBOR, expiring 10/31/05 @ 7.00%	(14,683)
1,100	Swap Option 3 month LIBOR, expiring 10/7/04 @ 6.00%	(5,636)
2,900	Swap Option 3 month LIBOR, expiring 7/03/06 @ 6.00%	(89,094)
3,000	Swap Option 3 month LIBOR, expiring 9/23/05 @ 7.00%	(30,849)

		(140,262)

	Total outstanding options written (premiums received $377,670)	(316,416)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	43

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)
SECURITIES SOLD SHORT (2.3)%
$(1,700)	Federal National Mortgage Association 4.00%, 2/18/19 (TBA)	$(1,668,125)
(500)	4.50%, 2/12/34 (TBA)	(481,094)
(500)	United States Treasury Notes, 4.375%, 5/15/07	(529,551)
(1,000)	5.50%, 5/15/09	(1,113,359)
(533)	4.88%, 2/15/12	(533,301)

	Total securities sold short (proceeds $4,339,923)	(4,325,430)

	Total investments, net of outstanding call options written and securities sold short 97.8% (cost $162,463,223)	182,702,616
	Assets in excess of other liabilities 2.2%	4,031,533

	Net Assets 100.0%	$186,734,149

(a)	Non-income producing security.
(b)	Represents issuer in default on interest payments, non income producing security.
(c)	Portion of security segregated as collateral on financial futures contracts, short sells, written options and TBA’s.
(d)	Discount notes. Rates in effect represent range of yields at various purchase dates.
(e)	Rate shown reflects current rate on variable rate instrument.
#	S&P rating

ADR—American Depository Receipt.

BRB—Brady Bond

FHA—Federal Housing Administration.

FRN—Floating Rate Note.

MTN—Medium-Term Note.

TBA—Securities purchased on a forward commitment basis.

The Fund’s current Prospectus contains a description of Moody’s and Standard and Poor’s ratings.

See Notes to Financial Statements.

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SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Statement of Assets and Liabilities

January 31, 2004 (Unaudited)

Assets

Investments, at value (cost $167,180,816)	$187,344,462
Cash	5,194,064
Foreign currency, at value (cost $440,997)	435,369
Receivable for investments sold	10,446,145
Interest and dividends receivable	1,155,828
Receivable for Fund shares sold	789,820
Due from broker—variation margin	145,959
Unrealized appreciation on swap agreements	62,684
Premium paid for interest rate swap	36,390
Unrealized appreciation on forward foreign currency contracts	28,461
Prepaid expenses and other assets	3,874

Total assets	205,643,056

Liabilities

Payable for investments purchased	13,262,612
Securities sold short, at value (proceeds $4,339,923)	4,325,430
Outstanding options written (premium received $377,670)	316,416
Payable for Fund shares reacquired	271,586
Unrealized depreciation on swap agreements	249,784
Premium received for interest rate swap	159,897
Distribution fee payable	132,816
Management fee payable	117,784
Accrued expenses and other liabilities	56,800
Unrealized depreciation on forward foreign currency contracts	8,594
Deferred trustee’s fees	7,188

Total liabilities	18,908,907

Net Assets	$186,734,149

Net assets were comprised of:
Shares of beneficial interest, at par	$17,496
Paid-in capital, in excess of par	170,652,999

170,670,495
Accumulated net investments income	229,700
Accumulated net realized loss on investments and foreign currency transactions	(5,073,014)
Net unrealized appreciation on investments and foreign currency transactions	20,906,968

Net assets, January 31, 2004	$186,734,149

See Notes to Financial Statements.

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Class A:

Net asset value and redemption price per share ($33,735,119 ÷ 3,156,184 shares of beneficial interest issued and outstanding)	$10.69
Maximum sales charge (5% of offering price)	0.56

Maximum offering price to public	$11.25

Class B:

Net asset value, offering price and redemption price per share ($106,975,175 ÷ 10,027,364 shares of beneficial interest issued and outstanding)	$10.67

Class C:

Net asset value and redemption price per share ($41,963,508 ÷ 3,933,384 shares of beneficial interest issued and outstanding)	$10.67
Maximum sales charge (1% of offering price)	0.11

Maximum offering price to public	$10.78

Class Z:

Net asset value, offering price and redemption price per share ($4,060,347 ÷ 379,337 shares of beneficial interest issued and outstanding)	$10.70

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	47

Statement of Operations

Six Months Ended January 31, 2004 (Unaudited)

Net Investment Income

Income
Interest	$2,438,920
Dividends	400,144

Total income	2,839,064

Expenses
Management fee	649,959
Distribution fee—Class A	37,799
Distribution fee—Class B	494,839
Distribution fee—Class C	201,836
Custodian’s fees and expenses	127,000
Transfer agent’s fees and expenses	88,000
Reports to shareholders	46,000
Registration fees	23,000
Audit fee	12,000
Legal fees	12,000
Trustees’ fees	7,000
Miscellaneous	4,826

Total expenses	1,704,259

Net investment income	1,134,805

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	4,857,386
Options written	101,444
Short sales	(56,685)
Foreign currency transactions	(73,218)
Futures	(594,299)
Swaps	780,178

5,014,806

Net change in unrealized appreciation (depreciation) on:
Investments	11,255,869
Foreign currencies	56,093
Financial futures contracts	1,562,023
Short sales	(50,768)
Options written	76,342
Swaps	(1,284,869)

11,614,690

Net gain on investments	16,629,496

Net Increase In Net Assets Resulting From Operations	$17,764,301

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2004	Year Ended July 31, 2003
Increase In Net Assets

Operations
Net investment income	$1,134,805	$2,815,194
Net realized gain (loss) on investments and foreign currency transactions	5,014,806	(3,296,504)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	11,614,690	17,118,986

Net increase in net assets resulting from operations	17,764,301	16,637,676

Dividends and distribution (Note 1)
Dividends from net investment income
Class A	(306,270)	(577,876)
Class B	(645,081)	(1,409,176)
Class C	(263,233)	(559,913)
Class Z	(40,890)	(88,665)

Total dividends from net investment income	(1,255,474)	(2,635,630)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	34,433,321	61,300,206
Net asset value of shares issued in reinvestment of dividends and distributions	1,147,973	2,448,027
Cost of shares reacquired	(23,891,110)	(35,959,740)

Net increase in net assets from Fund share transactions	11,690,184	27,788,493

Total increase	28,199,011	41,790,539

Net Assets

Beginning of period	158,535,138	116,744,599

End of period	$186,734,149	$158,535,138

(a) Includes undistributed net investment income of:	$229,700	$350,369

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	49

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Conservative Growth Fund (the “Fund”), Strategic Partners Moderate Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Conservative Growth Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Pacific Investment Management Company, RS Investments, L.P. and EARNEST Partners LLC are the Fund’s “Advisers”.

The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently

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quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the closing daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	51

Notes to Financial Statements

(Unaudited) Cont’d.

losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy on the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest

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rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly, and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	53

Notes to Financial Statements

(Unaudited) Cont’d.

interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sales, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. This may be referred to as the “initial margin”, subsequent payments known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is a recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will

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be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

Written options, future contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	55

Notes to Financial Statements

(Unaudited) Cont’d.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreements, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers’ fees, based on the average daily net assets of the Fund segments they manage.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended January 31, 2004.

PIMS has advised the Fund that it has received approximately $196,000 and $32,900 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2004, it has received approximately $72,700 and $22,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on their net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six month ended January 31, 2004, the Fund incurred fees of approximately $70,000 for the services of PMFS. As of January 31, 2004, approximately $11,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out–of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $10,100 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) was approximately $7,200 for the six month ended January 31, 2004. As of January 31, 2004, approximately $1,500 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2004, Wachovia earned $1,185 in brokerage commissions from portfolio transactions executed on behalf of the fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six month ended January 31, 2004, the Fund earned income of approximately $34,300 from the Series by investing its excess cash.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	57

Notes to Financial Statements

(Unaudited) Cont’d.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2004, aggregated $98,351,829 and $123,073,398, respectively.

At January 31, 2004, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies, as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 2/03/04	$1,381,509	$1,377,844	$(3,665)
Expiring 2/10/04	191,769	188,778	(2,991)
Pound Sterling,
Expiring 2/25/04	159,984	158,058	(1,926)

	$1,733,262	$1,724,680	$(8,582)

Foreign Currency Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 2/10/04	$2,698,672	$2,670,211	$28,461
Pound Sterling,
Expiring 2/25/04	230,716	230,728	(12)

	$2,929,388	$2,900,939	$28,449

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During the period ended January 31, 2004 the Fund entered into financial futures contracts. Details of open contracts at January 31, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at January 31, 2004	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
247	10yr T-Note	Mar. 2004	$28,019,063	$27,269,953	$749,110
56	10yr Euro-Bund	Mar. 2004	7,920,394	7,787,166	133,228
22	5yr Euro-Bobl	Mar. 2004	3,038,884	3,034,871	4,013
14	3Mo Euribor	Dec. 2004	4,235,645	4,237,388	(1,743)
4	10yr US T-Note	Jun. 2004	447,375	450,125	(2,750)
3	90 Day GBP LIBOR	Mar. 2005	648,458	656,570	(8,112)
2	90 Day GBP LIBOR	Mar. 2004	435,718	438,309	(2,591)
2	90 Day GBP LIBOR	Jun. 2004	434,672	437,466	(2,794)

					$868,361

	Short Positions:
18	5yr US T-Note	Mar. 2004	$2,021,906	$2,013,750	(8,156)
17	15yr US T-Bond	Mar. 2004	1,892,844	1,852,094	(40,750)

					$(48,906)

The Fund entered into interest rate swap agreements during the six months ended January 31, 2004. Details of the swap agreements outstanding as of January 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (b)	6/16/2014		$5,400	5.00%	3 month LIBOR	$(83,522)
JP Morgan (a)	6/16/2014		$4,200	5.00%	3 month LIBOR	(64,961)
JP Morgan (b)	6/16/2009		$900	4.00%	3 month LIBOR	11,041
Goldman Sachs (a)	6/16/2014		$200	5.00%	3 month LIBOR	(5,275)
Merrill Lynch & Co. (b)	3/29/2005	CHF	4,300	1.50%	3 month LIBOR	12,392
JP Morgan (b)	3/29/2005	CHF	700	1.50%	3 month LIBOR	2,730
UBS Warburg LLC (a)	6/16/2014	EUR	3,700	4.00%	6 month LIBOR	(87,886)
Barclay’s Bank PLC (b)	9/15/2005	EUR	3,600	3.50%	6 month LIBOR	5,779
Morgan Stanley & Co., Inc. (b)	3/17/2005	GBP	400	4.25%	6 month LIBOR	(1,537)
Goldman Sachs (a)	6/2/2012	JPY	80,000	1.07%	6 month LIBOR	18,646
Morgan Stanley & Co., Inc. (a)	6/2/2012	JPY	70,000	1.07%	6 month LIBOR	9,253

						$(183,340)

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate and receives the fixed rate.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	59

Notes to Financial Statements

(Unaudited) Cont’d.

The Fund entered into credit default swap agreements during the six months ended January 31, 2004. Details of the swap agreements outstanding as of January 31, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. Inc. (a)	12/20/2008	200	0.26%	Allstate Corp., 6.125%, 2/15/12	$(109)
Merrill Lynch & Co. (a)	12/20/2008	100	0.32%	Ingersoll-Rand Co., 6.48%, 6/1/25	45
Morgan Stanley & Co. Inc. (a)	12/20/2008	100	0.21%	Emerson Electric Co., 4.825%, 10/15/12	183
Barclay’s Bank PLC (a)	12/20/2008	200	0.16%	Eli Lilly & Co. Inc., 6.00%, 3/15/12	276
Bank of America Securities LLC (a)	12/20/2008	100	0.13%	E.I. Dupont, 6.875%, 10/15/09	184
Bear Stearns & Co. (a)	12/20/2008	200	0.32%	Hewlett Packard Co., 6.50%, 7/1/12	(926)
Lehman Brothers Inc. (a)	12/20/2008	200	0.11%	Johnson & Johnson, 3.80%, 5/15/13	(92)
Lehman Brothers Inc. (a)	12/20/2008	200	0.12%	Home Depot, Inc., 5.375%, 4/1/06	275
Citigroup Global Partners Inc. (a)	12/20/2008	100	0.29%	Fedex Corp., 7.25%, 2/15/11	25
Lehman Brothers Inc. (a)	12/20/2008	100	0.29%	Whirlpool Corp., 8.60%, 5/1/10	182
Citigroup Global Partners Inc. (a)	12/20/2008	200	0.28%	Eaton Corp., 5.75%, 7/15/12	(183)
Citigroup Global Partners Inc. (a)	12/20/2008	300	0.14%	Wal-Mart Stores, Inc., 6.875%, 8/10/09	137
UBS Warburg LLC (a)	12/20/2008	300	0.35%	Autozone, Inc., 5.875%, 10/15/12	1,304
Lehman Brothers Inc. (a)	12/20/2008	100	0.24%	Costco Wholesale Corp., 5.50%, 3/15/07	25
Lehman Brothers Inc. (a)	12/20/2008	100	0.35%	Masco Corp., 5.875%, 7/15/12	(138)
Lehman Brothers Inc. (a)	12/20/2008	100	0.35%	RadioShack Corp., 7.375%, 5/15/11	207
Barclay’s Bank PLC (a)	12/20/2008	100	0.67%	The Walt Disney Co., 6.375%, 3/1/12	(885)
Lehman Brothers Inc. (a)	12/20/2008	100	0.48%	Northrop Grumman Corp., 7.1425%, 2/15/11	(294)
Lehman Brothers Inc. (a)	12/20/2008	100	0.53%	Lockheed Martin Corp., 8.20%, 12/1/09	(384)
UBS Warburg LLC (a)	12/20/2008	100	0.97%	Goodrich Corp. 7.625%, 12/15/12	(1,855)
UBS Warburg LLC (a)	12/20/2008	100	0.98%	SunMicrosystems, Inc., 7.65%, 8/15/09	(1,275)
Barclay’s Bank PLC (a)	12/20/2008	100	0.67%	Clear Channel Communications, Inc. 7.65%, 9/15/10	(462)

					$(3,760)

(a)	Fund pays the fixed rate and receives the floating rate.

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Transactions in options written during the six months ended January 31, 2004, were as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at July 31, 2003	9,500,047	$262,348
Options written	10,800,092	221,360
Options closed	(1,400,000)	(17,500)
Options expired	(2,300,047)	(88,538)

Options outstanding at January 31, 2004	16,600,092	$377,670

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2004 were follows:

Tax Basis	Appreciation	Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation/ Depreciation
$168,227,666	$20,519,974	$1,403,178	$75,747	$19,192,543

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

For federal income tax purposes, the Fund has a capital loss carryforward as of July 31, 2003 of approximately $8,190,700 of which $17,600 expires in 2009, $59,400 expires in 2010, and $8,113,700 expires in 2011. In addition, the Fund will elect to treat net capital losses of approximately $1,384,300 incurred in the nine month period ended July 31, 2003 as having been incurred in the current fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	61

Notes to Financial Statements

(Unaudited) Cont’d.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2004:
Shares sold	925,352	$9,468,171
Shares issued in reinvestment of dividends and distributions	27,952	284,959
Shares reacquired	(664,200)	(6,770,148)

Net increase (decrease) in shares outstanding before conversion	289,104	2,982,982
Shares issued upon conversion from class B	49,576	506,989

Net increase (decrease) in shares outstanding	338,680	$3,489,971

Year ended July 31, 2003:
Shares sold	1,196,466	$11,024,460
Shares issued in reinvestment of dividends and distributions	60,444	543,632
Shares reacquired	(850,398)	(7,761,724)

Net increase (decrease) in shares outstanding before conversion	406,512	3,806,368
Shares issued upon conversion from class B	113,835	1,041,022

Net increase (decrease) in shares outstanding	520,347	$4,847,390

Class B
Six months ended January 31, 2004:
Shares sold	1,560,713	$15,899,706
Shares issued in reinvestment of dividends and distributions	59,378	604,377
Shares reacquired	(830,153)	(8,485,468)

Net increase (decrease) in shares outstanding before conversion	789,938	8,018,615
Shares reacquired upon conversion from class A	(49,671)	(506,989)

Net increase (decrease) in shares outstanding	740,267	$7,511,626

Year ended July 31, 2003:
Shares sold	3,131,020	$28,353,677
Shares issued in reinvestment of dividends and distributions	148,463	1,331,076
Shares reacquired	(1,711,265)	(15,487,299)

Net increase (decrease) in shares outstanding before conversion	1,568,218	14,197,454
Shares reacquired upon conversion from class A	(114,120)	(1,041,022)

Net increase (decrease) in shares outstanding	1,454,098	$13,156,432

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	63

Notes to Financial Statements

(Unaudited) Cont’d.

Class C
Six months ended January 31, 2004:
Shares sold	766,448	$7,778,393
Shares issued in reinvestment of dividends and distributions	21,810	221,562
Shares reacquired	(715,908)	(7,298,256)

Net increase (decrease) in shares outstanding before conversion	72,350	$701,699

Year ended July 31, 2003:
Shares sold	2,126,298	$19,232,973
Shares issued in reinvestment of dividends and distributions	54,807	491,924
Shares reacquired	(1,212,399)	(11,057,877)

Net increase (decrease) in shares outstanding before conversion	968,706	$8,667,020

Class Z
Six months ended January 31, 2004:
Shares sold	124,484	$1,287,051
Shares issued in reinvestment of dividends and distributions	3,632	37,075
Shares reacquired	(130,868)	(1,337,238)

Net increase (decrease) in shares outstanding before conversion	(2,752)	$(13,112)

Year ended July 31, 2003:
Shares sold	300,334	$2,689,096
Shares issued in reinvestment of dividends and distributions	9,056	81,395
Shares reacquired	(182,773)	(1,652,840)

Net increase (decrease) in shares outstanding before conversion	126,617	$1,117,651

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SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

Financial Highlights

(Unaudited)

	Class A
	Six Months ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.71

Income (loss) from investment operations
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.09

Less Distributions
Dividends from net investment income	(.11)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.11)

Net asset value, end of period	$10.69

Total Return(b)	11.23%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,735
Average net assets (000)	$30,075
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	1.37	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	1.90	%(c)
For Class A, B and C shares:
Portfolio turnover rate	70	%(e)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Not annualized.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class A

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999

2003	2002*	2001	2000

$8.81	$9.95	$11.06	$10.36	$10.00

.24	.26	.37	.37	.19
.89	(1.15)	(.30)	.82	.35

1.13	(.89)	.07	1.19	.54

(.23)	(.25)	(.36)	(.37)	(.18)
—	—	(.82)	(.12)	—

(.23)	(.25)	(1.18)	(.49)	(.18)

$9.71	$8.81	$9.95	$11.06	$10.36

13.08%	(9.10)%	1.00%	11.73%	5.34%

$27,364	$20,234	$16,760	$14,514	$9,097
$22,847	$18,414	$15,985	$12,535	$6,157

1.51%	1.62%	1.72%	1.73%	1.92	%(c)
1.26%	1.37%	1.47%	1.48%	1.67	%(c)
2.66%	2.71%	3.61%	3.46%	2.69	%(c)

269%	338%	334%	244%	180	%(e)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	67

Financial Highlights

(Unaudited) Cont’d.

	Class B
	Six Months ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.69

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.05

Less Distributions
Dividends from net investment income	(.07)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.07)

Net asset value, end of period	$10.67

Total Return(b)	10.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$106,975
Average net assets (000)	$98,430
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	2.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	1.16	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class B

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999

2003	2002*	2001	2000

$8.79	$9.93	$11.05	$10.35	$10.00

.18	.19	.29	.29	.14
.88	(1.15)	(.29)	.82	.34

1.06	(.96)	—	1.11	.48

(.16)	(.18)	(.30)	(.29)	(.13)
—	—	(.82)	(.12)	—

(.16)	(.18)	(1.12)	(.41)	(.13)

$9.69	$8.79	$9.93	$11.05	$10.35

12.27%	(9.81)%	.34%	10.89%	4.77%

$90,029	$68,841	$62,177	$43,838	$30,235
$78,562	$67,736	$52,433	$36,574	$19,308

2.26%	2.37%	2.47%	2.48%	2.67	%(c)
1.26%	1.37%	1.47%	1.48%	1.67	%(c)
1.93%	1.97%	2.84%	2.70%	1.94	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	69

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.69

Income (loss) from investment operations
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.05

Less Distributions
Dividends from net investment income	(.07)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.07)

Net asset value, end of period	$10.67

Total Return(b)	10.84%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,964
Average net assets (000)	$40,148
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	2.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	1.16	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

70	Visit our website at www.strategicpartners.com

Class C

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999

2003	2002*	2001	2000

$8.79	$9.93	$11.05	$10.35	$10.00

.17	.19	.29	.28	.14
.89	(1.15)	(.29)	.83	.34

1.06	(.96)	—	1.11	.48

(.16)	(.18)	(.30)	(.29)	(.13)
—	—	(.82)	(.12)	—

(.16)	(.18)	(1.12)	(.41)	(.13)

$9.69	$8.79	$9.93	$11.05	$10.35

12.27%	(9.81)%	.34%	10.89%	4.77%

$37,429	$25,419	$14,626	$11,301	$14,035
$31,449	$18,350	$12,763	$12,954	$12,039

2.26%	2.37%	2.47%	2.48%	2.67	%(c)
1.26%	1.37%	1.47%	1.48%	1.67	%(c)
1.91%	1.97%	2.84%	2.63%	1.91	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	71

Financial Highlights

(Unaudited) Cont’d.

	Class Z
	Six Months ended January 31, 2004

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.72

Income (loss) from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.10

Less Distributions
Dividends from net investment income	(.12)
Distributions from net realized gains on investments	—

Total dividends and distributions	(.12)

Net asset value, end of period	$10.70

Total Return(b)	11.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,060
Average net assets (000)	$3,728
Ratio to average net assets :
Expenses, including distribution and service (12b-1) fees	1.12	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.12	%(c)
Net investment income (loss)	2.17	%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
*	Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

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Class Z

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999

2003	2002*	2001	2000

$8.81	$9.95	$11.05	$10.37	$10.00

.26	.28	.38	.35	.21
.90	(1.14)	(.28)	.85	.35

1.16	(.86)	.10	1.20	.56

(.25)	(.28)	(.38)	(.40)	(.19)
—	—	(.82)	(.12)	—

(.25)	(.28)	(1.20)	(.52)	(.19)

$9.72	$8.81	$9.95	$11.05	$10.37

13.45%	(8.87)%	1.30%	11.84%	5.58%

$3,714	$2,250	$1,432	$471	$20,843
$3,139	$1,773	$949	$12,354	$38,460

1.26%	1.37%	1.47%	1.48%	1.67	%(c)
1.26%	1.37%	1.47%	1.48%	1.67	%(c)
2.90%	2.96%	3.78%	3.30%	2.89	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners Conservative Growth Fund	73

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of the Trust was held on July 17, 2003, and adjourned to August 21, 2003, and further adjourned to September 12, 2003. The voting results shown below relating to the election of Trustees should replace the results provided in the Annual Report to Shareholders dated July 31, 2003. The corrected figures do not change the outcome of the voting with respect to each Trustee. At such meetings the shareholders approved the following proposals:

1)	To approve the election of ten (10) directors to the Board of Trustees, as follows:

Matter	Votes For	Votes Against	Votes Witheld	Abstentions
David E. A. Carson	27,669,006	—	684,832	—
Robert E. La Blanc	27,666,047	—	687,791	—
Robert F. Gunia	27,670,954	—	682,884	—
Douglas H. McCorkindale	27,669,197	—	684,641	—
Stephen P. Munn†	27,672,500	—	681,338	—
Richard A. Redeker	27,675,236	—	678,602	—
Judy A. Rice	27,673,644	—	680,194	—
Robin B. Smith	27,665,922	—	687,916	—
Stephen Stoneburn	27,674,039	—	679,799	—
Clay T. Whitehead	27,672,581	—	681,257	—

5)	To approve amendments to the Company’s Declaration of Trust.

Votes For	Votes Against	Abstentions
18,064,376	434,224	821,620

†	Mr. Munn ceased being a trustee effective November 30, 2003.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker• Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Lazard Asset Management	30 Rockefeller Plaza New York, NY 10020

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners Conservative Growth Fund
Share Class	A	B	C	Z

NASDAQ	PCGAX	PBCFX	PCCFX	PDCZX
CUSIP	86276X103	86276X202	86276X301	86276X400

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of January 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Conservative Growth Fund
Share Class	A	B	C	Z

NASDAQ	PCGAX	PBCFX	PCCFX	PDCZX
CUSIP	86276X103	86276X202	86276X301	86276X400

MFSP504E2    IFS-A089016    Ed. 03/2004

SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS

High Growth Fund

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

March 22, 2004

The stock market slowed in the first quarter of 2004 following its particularly strong performance in 2003, and though the economy appeared sound, some investors still seemed to be watching developments from the sidelines. Given the unsettled global political climate and sluggish job growth in the United States, we can understand that some investors may want to remain cautious. For those with long-term goals, however, keeping assets in short-term savings and money market accounts may be a losing proposition as meager yields will be eroded by taxes, and even low annual inflation will reduce purchasing power. As a shareholder of Strategic Partners Asset Allocation Funds, your broadly diversified asset allocation can help protect you against inflation and increase your chances of participating in economic growth.

Whether you are investing for your retirement, your children’s education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and their adherence to the investment processes that earned them their reputations.

Thank you for your confidence in Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners High Growth Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Asset classes are classifications of investments

Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm’s appreciation in value. Generally, the prices of stocks vary with investors’ estimates of a firm’s earnings prospects, including the impact of broader economic conditions.

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Cumulative Total Returns[1] as of 1/31/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	18.99%	41.57%	19.89%	31.04%

Class B	18.59	40.64	15.66	26.18

Class C	18.59	40.64	15.66	26.18

Class Z	19.09	41.90	21.51	32.93

S&P 500 Index[3]	15.22	34.55	–5.00	4.67

Customized Blend[4]	19.49	43.91	9.19	17.74

Lipper Multi-Cap Core Funds Avg.[5]	15.72	35.75	15.90	26.30

Average Annual Total Returns[1] as of 12/31/03
		One Year	Five Years	Since Inception[2]
Class A		27.70%	2.67%	3.92%

Class B		28.46	2.81	4.03

Class C		31.13	2.79	3.99

Class Z		34.81	4.04	5.26

S&P 500 Index[3]		28.67	–0.57	0.54

Customized Blend[4]		36.21	1.73	2.76

Lipper Multi-Cap Core Funds Avg.[5]		29.89	2.49	3.66

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) voluntary fee waiver of 0.05% for Class A shares, the returns would have been lower. During the six months ended January 31, 2004, the Fund charged a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of up to 0.30% annually. Effective March 15, 2004, Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. During the six months ended January 31, 2004, Class C shares were subject to a front-end sales charge of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge, the CDSC of 1% for Class C shares purchased on or after that date will apply for 12 months from the date of purchase, and the annual 12b-1 fee will remain 1%. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/18/98. 3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. 4The Customized Benchmark for Strategic Partners High Growth Fund (Customized Blend) is a model portfolio consisting of the S&P Barra Value Index (25%), the S&P Barra Growth Index (25%), the Russell 2000 Value Index (15%), the Russell 2000 Growth Index (15%), and the Morgan Stanley Capital International Europe, Australasia,

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	3

Your Fund’s Performance

Cont’d

Far East (MSCI EAFE) Index (20%). Each component of the Customized Blend is an unmanaged index generally considered to represent the performance of its asset class. The Customized Blend is intended to provide a theoretical comparison to the Fund’s performance, based on the amounts allocated to each asset class. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. 5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. The returns for the S&P 500 Index and the Customized Blend would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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SEMIANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/HIGH GROWTH FUND

PORTFOLIO OF INVESTMENTS

Portfolio of Investments

as of January 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.9%

COMMON STOCKS 92.3%

Advertising 0.2%

3,850	Modem Media, Inc.(a)	$29,260
32,450	Valueclick, Inc.(a)	338,129

		367,389

Aerospace & Defense 1.3%

9,600	General Dynamics Corp.	877,728
7,100	Moog, Inc. (Class A)(a)	372,608
9,700	Northrop Grumman Corp.	938,087
36,600	Smiths Group PLC (United Kingdom)	426,372

		2,614,795

Airlines 0.2%

20,850	Pinnacle Airlines Corp.(a)	312,750

Auto Components 0.2%

22,900	CSK Auto Corp.(a)	446,779

Automobiles 0.9%

3,090	Bayerische Motoren Werke (BMW) AG (Germany)	136,658
11,400	Honda Motor Co., Ltd. (Japan)	468,493
54,100	Nissan Motor Co., Ltd. (Japan)	577,032
10,750	TBC Corp.(a)	290,250
4,600	Winnebago Industries, Inc.	320,896

		1,793,329

Beverages 0.7%

48,100	Diageo PLC (United Kingdom)	630,383
15,510	Heineken NV (Netherlands)	598,658
14,350	Peet’s Coffee & Tea, Inc.(a)	251,843

		1,480,884

Biotechnology 2.2%

24,100	Amgen, Inc.(a)	1,554,209
14,600	Discovery Laboratories, Inc.(a)	172,280
2,700	Eyetech Pharmaceuticals, Inc.(a)	87,480
9,800	Genentech, Inc.(a)	935,900
12,400	Gilead Sciences, Inc.(a)	680,388
31,500	Medimmune, Inc.(a)	740,250

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

22,200	Serologicals Corp.(a)	$355,866

		4,526,373

Building Products 0.4%

25,377	CRH PLC, ADR (Ireland)	534,362
14,900	Watsco, Inc.	343,296

		877,658

Capital Markets 4.3%

14,200	Bank of New York Co., Inc. (The)	450,850
12,200	Goldman Sachs Group, Inc.	1,214,510
42,500	J.P. Morgan Chase & Co.	1,652,825
16,000	Lehman Brothers Holdings, Inc.	1,313,600
15,100	Mellon Financial Corp.	493,921
26,100	Merrill Lynch & Co., Inc.	1,534,419
10,100	Morgan Stanley	587,921
48,000	Nomura Holdings, Inc.	785,413
15,200	State Street Corp.	818,520

		8,851,979

Chemicals 1.1%

43,500	IMC Global, Inc.	491,985
13,700	Lyondell Chemical Co.	234,818
6,500	Scotts Co. (The) (Class A)(a)	410,215
4,200	Shin-Etsu Chemical Co. Ltd.	171,809
15,900	Takeda Chemical Industries Ltd. (Japan)	660,935
6,300	Valspar Corp.	311,850

		2,281,612

Commercial Banks 5.2%

11,500	ABN AMRO Holding NV (Netherlands)	275,442
24,720	Allied Irish Banks PLC (Ireland)	415,808
10,400	Astoria Financial Corp.	410,488
28,300	Bank of Ireland (Ireland)	400,087
24,700	BankUnited Financial Corp. (Class A)(a)	681,967
95,500	Barclays PLC (United Kingdom)	860,469
9,600	BNP Paribas SA (France)(a)	596,303
5,400	Commerce Bancorp, Inc.	316,170
26,290	Credit Agricole SA (France)	641,116
6,150	First Community Bancorp, Inc.	238,067
11,200	FleetBoston Financial Corp.	499,296
28,500	Fortis NV (Belgium)	632,342
15,500	Franklin Bank Corp.(a)	283,495

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	7

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

5,700	Hibernia Corp. (Class A)	$129,276
89,284	HSBC Holdings PLC (United Kingdom)	1,374,899
6,450	Nara Bancorp, Inc.	189,759
62,850	Overseas-Chinese Banking Corp., Ltd. (Singapore)	463,537
5,320	PrivateBancorp., Inc.	259,031
28,100	Royal Bank of Scotland Group PLC (United Kingdom)	828,607
11,100	UBS AG (Switzerland)(a)	794,807
33,904	United Overseas Bank Ltd., (Singapore)	280,058

		10,571,024

Commercial Services & Supplies 3.4%

55,300	Administaff, Inc.(a)	932,911
62,000	Allied Waste Industries, Inc.(a)	846,300
8,800	Apollo Group, Inc.(a)	653,488
24,200	Cendant Corp.(a)	548,130
10,200	Global Payments, Inc.	474,300
9,600	Kelly Services, Inc. (Class A)	279,360
26,500	Kforce, Inc.(a)	262,350
15,700	NDCHealth Corp.	443,054
15,100	Providence Service Corp. (The)(a)	256,398
143,500	Rentokil Initial PLC (United Kingdom)	511,959
15,000	Republic Services, Inc.(a)	374,250
31,400	Scientific Games Corp.(a)	470,686
10,500	Sylvan Learning Systems, Inc.(a)	317,205
2,100	ThermoGenesis Corp.(a)	11,205
24,800	Waste Management, Inc.	688,448

		7,070,044

Communications Equipment 2.1%

9,200	Alvarion Ltd.(a)	126,776
68,300	Cisco Systems, Inc.(a)	1,751,212
23,200	Motorola, Inc.	384,656
60,700	Nokia Oyj (Finland)(a)	1,252,518
55,600	NTN Communications, Inc.(a)	204,052
24,100	Powerwave Technologies, Inc.(a)	237,385
6,600	Qualcomm, Inc.	385,572

		4,342,171

Computers & Peripherals 2.1%

34,300	Dell, Inc.(a)	1,148,021
43,800	EMC Corp.(a)	614,952
7,600	Equinix, Inc.(a)	250,116
52,447	Hewlett-Packard Co.	1,247,714

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

9,400	International Business Machines Corp.	$932,762
10,300	Merge Technologies, Inc.(a)	187,666

		4,381,231

Consumer Finance 1.0%

33,900	American Express Co.	1,757,376
9,600	World Acceptance Corp.(a)	211,872

		1,969,248

Diversified Financial Services 3.8%

8,200	Acom Co., Ltd. (Japan)	466,358
37,300	AmeriCredit Corp.(a)	641,560
63,600	Citigroup, Inc.	3,146,928
23,200	Credit Suisse Group (Switzerland)	875,246
14,500	Eaton Vance Corp.	547,375
20,000	Jefferies Group, Inc.	758,800
6,900	Principal Financial Group	239,430
12,600	Raymond James Financial, Inc.	479,304
11,000	Saxon Capital, Inc.(a)	301,290
2,100	Student Loan Corp.	302,211

		7,758,502

Diversified Telecommunications 1.4%

35,100	Deutsche Telekom AG (Germany)(a)	698,110
93,000	Koninklijke (Royal) KPN NV (Netherlands)(a)	764,833
31,800	SBC Communications, Inc.	810,901
15,300	Verizon Communications, Inc.	563,958

		2,837,802

Electric Utilities 1.9%

69,500	CLP Holdings Ltd. (Hong Kong)	336,112
3,900	DTE Energy Co.	152,490
30,700	Endesa SA (Spain)	573,985
5,400	Exelon Corp.	361,692
28,500	FirstEnergy Corp.	1,069,320
26,200	PG&E Corp.(a)	703,470
12,300	PNM Resources, Inc.	370,230
12,300	TXU Corp.	295,200

		3,862,499
Electrical Equipment 0.6%

700	Funai Electric Co., Ltd.(Japan)	91,724
24,800	Kesa Electricals PLC (United Kingdom)(a)	117,030

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	9

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

27,447	Koninklijke (Royal) Philips Electronics NV (Netherlands)	$826,179
4,600	Schneider Electric SA (France)	297,729

		1,332,662

Electronic Equipment & Instruments 2.0%

41,000	Agilent Technologies, Inc.(a)	1,511,260
6,300	FANUC LTD. (Japan)	404,128
19,400	FLIR Systems, Inc.(a)	702,280
3,100	NEC Electronics Corp.	220,529
44,700	Sanmina-SCI Corp.(a)	586,017
12,100	SRS Labs, Inc.(a)	127,050
28,050	Tripath Imaging, Inc.(a)	293,123
7,500	Veeco Instruments, Inc.(a)	225,750

		4,070,137

Energy Equipment & Services 3.6%

19,600	Baker Hughes, Inc.	687,568
13,600	BJ Services Co.(a)	532,304
8,900	Cal Dive International, Inc.(a)	204,522
35,300	ENSCO International, Inc.	1,006,050
32,500	GlobalSantaFe Corp.	887,250
34,600	Halliburton Co.	1,043,190
13,700	Rowan Cos., Inc.(a)	313,456
33,500	Schlumberger, Ltd.	2,049,530
30,400	Superior Energy Services, Inc.(a)	293,360
10,750	Unit Corp.(a)	266,923

		7,284,153

Food & Staples Retailing 2.3%

35,100	Boots Group PLC (United Kingdom)	445,315
7,300	Carrefour SA (France)	363,839
13,000	Costco Wholesale Corp.(a)	482,040
54,700	Kroger Co. (The)(a)	1,013,591
22,200	Safeway, Inc.(a)	501,498
80,700	Tesco PLC (United Kingdom)	350,339
15,000	Wal-Mart Stores, Inc.	807,750
8,700	Whole Foods Market, Inc.	586,989
20,500	Wild Oats Markets, Inc.(a)	265,475

		4,816,836
Food Products 0.8%

10,850	Buffalo Wild Wings, Inc.(a)	280,473
81,100	Cadbury Schweppes PLC (United Kingdom)	593,804

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

17,400	ConAgra Foods, Inc.	$451,356
39,500	Unilever PLC (United Kingdom)	380,527

		1,706,160

Gas Utilities 0.5%

94,000	Hong Kong & China Gas (Hong Kong)	154,152
17,200	Oneok, Inc.	390,268
16,000	Sempra Energy	498,240

		1,042,660

Health Care Equipment & Supplies 1.4%

2,300	Alcon, Inc.	147,223
19,100	Chattem, Inc.(a)	384,483
15,500	Cooper Cos., Inc.	750,200
8,200	Dade Behring Holdings, Inc.(a)	317,750
12,550	EPIX Medical, Inc.(a)	234,685
15,450	Intuitive Surgical, Inc.(a)	272,075
10,900	Laserscope(a)	206,882
11,400	Medtronic, Inc.	561,108

		2,874,406

Health Care Providers & Services 3.4%

1,000	Anthem, Inc.(a)	81,780
9,200	Caremark Rx Inc.(a)	246,100
8,600	Cigna Corp.	533,372
18,000	Covance, Inc.(a)	515,340
25,500	Genome Therapeutics Corp.(a)	138,975
13,550	I-Flow Corp.(a)	214,090
14,300	Inveresk Research Group, Inc.(a)	338,338
7,200	Kindred Healthcare, Inc.	403,056
11,550	LabOne, Inc.(a)	404,135
13,400	Laboratory Corp. of America Holdings(a)	572,180
10,500	Lincare Holdings, Inc.(a)	337,890
11,695	Medco Health Solutions, Inc.(a)	430,961
15,500	North American Scientific, Inc.(a)	156,860
23,600	Orthologic Corp.(a)	179,596
6,800	Pacificare Health Systems(a)	223,380
14,100	Pediatrix Medical Group, Inc.(a)	829,079
21,100	Pharmaceutical Product Development, Inc.(a)	622,450
11,000	RehabCare Group, Inc.(a)	264,000
4,500	WellPoint Health Networks(a)	472,500

		6,964,082

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	11

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels, Restaurants & Leisure 2.2%

29,100	Brinker International, Inc.(a)	$1,028,685
7,200	CEC Entertainment, Inc.(a)	343,296
41,200	McDonald’s Corp.	1,060,488
12,000	RARE Hospitality International, Inc.(a)	309,960
9,200	Sonic Corp.(a)	302,128
29,000	Starbucks Corp.(a)	1,066,040
16,000	WMS Industries, Inc.(a)	464,800

		4,575,397

Household Durables 1.8%

23,475	D.R. Horton, Inc.	659,648
23,400	Harman International Industries, Inc.	1,736,982
13,700	Hovnanian Enterprises, Inc. (Class A)(a)	1,010,786
700	Meritage Corp.	45,430
5,200	Snap-On, Inc.	161,980

		3,614,826

Household Products 0.8%

11,000	Kao Corp. (Japan)	235,380
13,800	Kimberly-Clark Corp.	815,028
5,000	Procter & Gamble Co.	505,400

		1,555,808

Industrial Conglomerates 1.4%

4,900	3M Co.	387,541
39,300	General Electric Co.	1,321,659
5,100	Siemens AG (Germany)	412,455
29,600	Tyco International Ltd. (Bermuda)	791,800

		2,913,455

Insurance 3.7%

10,400	Allstate Corp.	472,784
10,950	American International Group, Inc.	760,478
18,200	American Medical Security Group, Inc.(a)	437,710
10,200	Commerce Group, Inc.	431,154
1,950	Delphi Financial Group (Class A)	73,788
9,400	Hartford Financial Services Group, Inc.	604,796
12,850	Infinity Property & Casualty Corp.	468,254
2,500	Muenchener Rueckversicherungs AG (Germany)	296,599
13,400	Philadelphia Consolidated Holding Corp.(a)	667,454

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

8,000	ProAssurance Corp.(a)	$260,400
7,700	Protective Life Corp.	272,580
14,350	Scottish Annuity & Life Holdings, Ltd. (Cayman Islands)	311,252
9,900	Swiss Reinsurance Co. (Switzerland)	718,700
35,400	Travelers Property Casualty Corp. (Class A)	642,864
15,800	XL Capital, Ltd. (Class A)(Cayman Islands)	1,256,099

		7,674,912

Internet & Catalog Retail 0.6%

10,500	eBay, Inc.(a)	703,815
14,200	InterActiveCorp(a)	460,080

		1,163,895

Internet Software & Services 1.4%

31,250	CNET Networks, Inc.(a)	335,625
24,700	Digitas, Inc.(a)	279,110
12,450	InfoSpace, Inc.(a)	424,794
38,150	Lionbridge Technologies, Inc.(a)	301,767
7,200	RADWARE Ltd.(a)	231,624
42,000	Sapient Corp.(a)	257,880
18,025	United Online, Inc.(a)	335,626
16,200	Yahoo!, Inc.(a)	758,969

		2,925,395

Leisure Equipment & Products 0.3%

19,950	K2, Inc.(a)	358,502
7,770	Multimedia Games, Inc.(a)	331,934

		690,436

Machinery 0.5%

16,800	Asyst Technologies, Inc.(a)	257,376
15,600	Intevac, Inc.(a)	250,848
5,200	Navistar International Corp.(a)	247,260
5,600	Sandvik AB (Sweden)(a)	188,523

		944,007

Media 3.2%

8,700	Clear Channel Communications, Inc.	391,413
6,100	Harris Corp.	296,948
47,371	Hughes Electronics Corp.(a)	792,991

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	13

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

60,200	Image Entertainment, Inc.(a)	$201,670
8,450	Lagardere SA (France)	512,274
52,200	Liberty Media Corp. (Class A)(a)	607,608
6,900	New York Times Co. (Class A)	335,340
10,600	Scholastic Corp.(a)	340,260
44,400	Sinclair Broadcast Group, Inc. (Class A)(a)	607,392
13,000	Time Warner, Inc.(a)	228,410
18,600	Univision Communications, Inc. (Class A)(a)	657,882
35,324	Viacom, Inc. (Class B)	1,423,557

		6,395,745

Metals & Mining 0.6%

61,783	BHP Billiton Ltd. (Australia)	530,857
23,150	Graftech International Ltd.(a)	287,986
17,400	Rio Tinto PLC (United Kingdom)(a)	462,412

		1,281,255

Multiline Retail 0.6%

16,200	Ezcorp, Inc.(a)	159,570
30,450	Fred’s, Inc.	852,600
17,600	Kirkland’s, Inc.(a)	261,008

		1,273,178

Office Electronics 0.9%

16,000	Canon, Inc. (Japan)	816,249
63,900	Xerox Corp.(a)	935,496

		1,751,745

Oil & Gas 4.8%

8,560	Apache Corp.	329,389
94,917	BP PLC (United Kingdom)	739,892
34,400	Chesapeake Energy Corp.	428,624
42,900	ENI SpA (Italy)	796,754
18,000	ExxonMobil Corp.	734,220
65,450	Grey Wolf, Inc.(a)	273,581
18,300	Occidental Petroleum Corp.	806,115
16,900	Oil States International, Inc.(a)	258,063
11,700	Royal Dutch Petroleum Co. (Netherlands)	552,180
77,900	Snam Rete Gas SpA (Italy)	346,454
17,900	Statoil ASA (Norway)	196,557
14,800	Suncor Energy, Inc.	373,552
13,000	Swift Energy Co.	216,840

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

80,000	Tokyo Gas Co. Ltd. (Japan)	$312,140
6,610	Total SA (Class B) (France)	1,161,940
14,433	Total SA, ADR (France)	1,274,435
14,700	Westport Resources Corp.(a)	429,093
27,200	XTO Energy, Inc.	713,456

		9,943,285

Paper & Forest Products 0.9%

15,200	Boise Cascade Corp.	493,240
18,400	Georgia-Pacific Corp.	517,040
21,200	International Paper Co.	896,124

		1,906,404

Personal Products 0.2%

7,400	Avon Products, Inc.	468,568

Pharmaceuticals 6.1%

11,900	Alexion Pharmaceuticals, Inc.(a)	216,104
7,500	Allergan, Inc.	621,375
32,400	Allscripts Healthcare Solutions, Inc.(a)	213,840
13,100	AstraZeneca PLC ADR	632,337
10,950	Atherogenics, Inc.(a)	228,308
8,600	Aventis (France) SA	670,406
6,050	Barr Pharmaceuticals, Inc.(a)	455,505
9,550	Bradley Pharmaceuticals, Inc.(a)	207,808
63,500	Durect Corp.(a)	209,550
4,200	Forest Laboratories, Inc.(a)	312,858
51,200	GlaxoSmithKline PLC (United Kingdom)	1,099,712
12,500	Inspire Pharmaceuticals, Inc.(a)	162,750
26,100	K-V Pharmaceutical Co. (Class B)(a)	677,295
24,700	Novartis AG ADR (Switzerland)	1,115,204
4,600	Novo Nordisk A/S ADR (Class B) (Denmark)(a)	182,954
11,800	Penwest Pharmaceuticals Co.(a)	202,842
59,021	Pfizer, Inc.	2,161,938
15,450	Pozen, Inc.(a)	230,823
6,200	Roche Holding AG (Switzerland)	627,182
6,800	Roche Holding AG ADR (Switzerland)	687,877
11,760	Salix Pharmaceuticals Ltd.(a)	268,481
12,400	Teva Pharmaceutical Industries Ltd. ADR (Israel)	776,116
9,900	Wyeth	405,405

		12,366,670

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	15

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Real Estate 0.1%

17,000	Mitsubishi Estate Co. Ltd.	$186,944

Real Estate Investment Trusts 0.5%

5,700	Alexandria Real Estate Equities, Inc.	352,545
11,400	Entertainment Properties Trust	403,560
7,900	SL Green Realty Corp.	339,463

		1,095,568

Road & Rail 0.5%

93	East Japan Railway Co. (Japan)	463,023
7,800	Union Pacific Corp.	502,320

		965,343

Semiconductors & Semiconductor Equipment 3.7%

61,300	Agere Systems, Inc. (Class B)(a)	223,745
3,500	Altera Corp.(a)	78,365
34,500	ChipPAC, Inc.(a)	252,885
14,500	Exar Corp.(a)	293,190
21,800	FSI International, Inc.(a)	189,442
46,350	Genus, Inc.(a)	228,969
54,300	Intel Corp.	1,661,580
11,300	KLA-Tencor Corp.(a)	644,891
6,800	Marvell Technology Group Ltd.(a)	282,880
17,300	Mykrolis Corp.(a)	297,733
15,100	O2 Micro International Ltd.(a)	303,208
31,400	PLX Technology, Inc.(a)	282,600
7,900	Power Integrations, Inc.(a)	233,761
2,300	Rohm Co. Ltd.	290,080
42,400	Texas Instruments, Inc.	1,329,240
9,000	Ultratech, Inc.(a)	261,540
23,050	Xicor, Inc.(a)	326,849
17,700	Zoran Corp.(a)	339,486

		7,520,444

Software 3.1%

41,000	Citadel Security Software, Inc.(a)	189,010
64,000	Clicksoftware Technologies Ltd.(a)	281,600
19,300	Electronic Arts, Inc.(a)	904,398
12,000	Embarcadero Technologies, Inc.(a)	171,000
48,050	LogicVision, Inc.(a)	240,731

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

33,200	Mentor Graphics Corp.(a)	$518,584
71,700	Microsoft Corp.	1,982,505
19,500	Peoplesoft, Inc.(a)	420,225
16,600	Per-Se Technologies, Inc.(a)	263,442
17,900	Phoenix Technologies Ltd.(a)	120,825
22,400	SAP AG-Sponsored ADR (Germany)	928,704
25,300	Synplicity, Inc.(a)	205,436
20,600	Tumbleweed Communications Corp.(a)	146,260

		6,372,720

Specialty Retail 3.6%

16,050	Aaron Rents, Inc. (Class B)	375,891
31,050	Ashworth, Inc.(a)	263,615
24,800	Bed Bath & Beyond, Inc.(a)	1,007,128
48,400	Casual Male Retail Group, Inc.(a)	330,572
22,800	Charlotte Russe Holding, Inc.(a)	290,244
20,000	Compagnie Financiere Richemont AG (Class A) (Switzerland)	499,048
4,250	Cost Plus, Inc.(a)	184,365
11,400	Guitar Center, Inc.(a)	391,704
7,530	Hot Topic, Inc.(a)	229,439
12,620	Imperial Tobacco Group PLC (United Kingdom)	248,550
8,800	Lowe’s Companies, Inc.	471,240
28,000	Limited Brands	509,600
26,300	Movie Gallery, Inc.(a)	527,578
25,000	Phillips-Van Heusen Corp.	436,250
21,300	Tiffany & Co.	844,332
51,700	Toys R Us, Inc.(a)	730,004

		7,339,560

Textiles, Apparel & Luxury Goods 0.3%

19,000	Guess ?, Inc.(a)	251,180
9,070	Oxford Industries, Inc.	347,381

		598,561

Tobacco 1.1%

12,200	Altadis SA (Spain)	355,409
23,500	Altria Group, Inc.	1,306,365
15	Japan Tobacco, Inc. (Japan)	106,141
20,100	Loews Corp.—Carolina Group	525,414

		2,293,329

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	17

Portfolio of Investments

as of January 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Trading Companies & Distributors 0.1%

15,300	Marlin Business Services, Inc.(a)	$284,580

Transportation 0.4%

22,100	Dynamex, Inc.(a)	270,504
8,450	Forward Air Corp.(a)	239,220
18,000	Vitran Corp., Inc. (Class A) (Canada)(a)	272,160

		781,884

Wireless Telecommunication Services 1.9%

79,700	American Tower Corp. (Class A)(a)	875,903
356	NTT DoCoMo, Inc. (Japan)	770,184
31,700	Sprint Corp. (PCS Group)(a)	257,721
554,700	Vodafone Group PLC (United Kingdom)	1,388,315
27,400	Vodafone Group PLC Sponsored ADR (United Kingdom)	701,440

		3,993,563

	Total common stock (cost $147,973,734)	189,314,642

PREFERRED STOCKS 0.6%

Automobiles 0.1%

360	Porsche AG Pfd. (Germany)	205,277

Media 0.5%

31,939	News Corp. Ltd. ADR Pfd. (Australia)	1,023,965

	Total preferred stocks (cost $904,084)	1,229,242

	Total long-term investments (cost $148,877,818)	190,543,884

SHORT-TERM INVESTMENT 4.9%

Mutual Fund

	Dryden Core Investment Fund - Taxable Money Market Series
10,011,899	(cost $10,011,899; Note 3)	10,011,899

	Total Investments 97.8% (cost $158,889,717; Note 5)	200,555,783
	Other assets in excess of other liabilities 2.2%	4,536,375

	Net Assets 100%	$205,092,158

(a)	Non-income producing security.

ADR—American Depository Receipts.

See Notes to Financial Statements.

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SEMI-ANNUAL REPORT

JANUARY 31, 2004

STRATEGIC PARTNERS

ASSET ALLOCATION FUNDS/HIGH GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

Statement of Assets and Liabilities

as of January 31, 2004 (Unaudited)

Assets

Investments, at value (cost $158,889,717)	$200,555,783
Cash	5,067,369
Foreign currency at value (cost $65,984)	65,977
Receivable for investments sold	2,407,201
Receivable for Fund shares sold	641,780
Dividends and interest receivable	118,806
Tax reclaim receivable	87,370
Prepaid expenses	4,274

Total assets	208,948,560

Liabilities

Payable for investments purchased	2,941,407
Payable for Fund shares reacquired	431,335
Accrued expenses	205,264
Distribution fee payable	140,241
Management fee payable	129,218
Deferred trustee’s fees	8,937

Total liabilities	3,856,402

Net Assets	$205,092,158

Net assets were comprised of:
Shares of beneficial interest, at par	$18,547
Paid-in capital, in excess of par	195,478,991

195,497,538
Accumulated net investment loss	(1,007,834)
Accumulated net realized loss on investments and foreign currency transactions	(31,079,736)
Net unrealized appreciation on investments and foreign currencies	41,682,190

Net assets, January 31, 2004	$205,092,158

See Notes to Financial Statements.

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Class A:

Net asset value and redemption price per share ($45,315,406 ÷ 3,994,941 shares of beneficial interest issued and outstanding)	$11.34
Maximum sales charge (5% of offering price)	0.60

Maximum offering price to public	$11.94

Class B:

Net asset value, offering price and redemption price per share ($94,433,118 ÷ 8,610,303 shares of beneficial interest issued and outstanding)	$10.97

Class C:

Net asset value and redemption price per share ($61,442,313 ÷ 5,601,995 shares of beneficial interest issued and outstanding)	$10.97
Sales charge (1% of offering price)	0.11

Offering price to public	$11.08

Class Z:

Net asset value, offering price and redemption price per share ($3,901,321 ÷ 339,665 shares of beneficial interest issued and outstanding)	$11.49

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	21

Statement of Operations

Six Months Ended January 31, 2004 (Unaudited)

Net Investment Loss

Income
Dividends (net of foreign withholding taxes of $26,127)	$918,467
Interest	897

Total income	919,364

Expenses
Management fee	690,696
Distribution fee—Class A	51,309
Distribution fee—Class B	427,177
Distribution fee—Class C	272,067
Transfer agent’s fees and expenses	231,000
Custodian’s fees and expenses	85,000
Reports to shareholders	78,000
Registration fees	29,000
Legal fees	20,000
Audit fee	14,000
Trustees’ fees	6,000
Miscellaneous	5,972

Total expenses	1,910,221

Net investment loss	(990,857)

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	8,744,170
Foreign currency transactions	(36,678)

8,707,492

Net change in unrealized appreciation on:
Investments	23,578,180
Foreign currency	10,263

23,588,443

Net gain on investments and foreign currencies	32,295,935

Net Increase In Net Assets Resulting From Operations	$31,305,078

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended January 31, 2004	Year Ended July 31, 2003
Increase In Net Assets

Operations
Net investment loss	$(990,857)	$(1,245,051)
Net realized gain (loss) on investments and foreign currency transactions	8,707,492	(16,654,635)
Net change in unrealized appreciation of investments and foreign currencies	23,588,443	36,341,343

Net increase in net assets resulting from operations	31,305,078	18,441,657

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	27,544,395	44,585,649
Cost of shares reacquired	(16,288,898)	(40,240,358)

Net increase in net assets from Fund share transactions	11,255,497	4,345,291

Total increase	42,560,575	22,786,948

Net Assets

Beginning of period	162,531,583	139,744,635

End of period	$205,092,158	$162,531,583

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	23

Notes to Financial Statements

(Unaudited)

Strategic Partners Asset Allocation Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three Portfolios: Strategic Partners High Growth Fund (“the Fund”), Strategic Partners Conservative Growth Fund and Strategic Partners Moderate Growth Fund. These financial statements relate only to Strategic Partners High Growth Fund. The financial statements of the other Portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

Jennison Associates LLC (“Jennison”), Prudential Investment Management, Inc. (“PIM”), Lazard Asset Management, RS Investment Management, L.P. and EARNEST Partners, LLC are the Fund’s “Advisers”.

The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund’s assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price

24	Visit our website at www.strategicpartners.com

at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than sixty days are valued at current market quotations. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

26	Visit our website at www.strategicpartners.com

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Advisers’ performance of all investment advisory services. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers’ fees, based on the average daily net assets of the Fund segments they manage.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the six months ended January 31, 2004.

PIMS has advised the Fund that it has received approximately $107,500 and $72,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended January 31, 2004. From these fees, PIMS

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	27

Notes to Financial Statements

(Unaudited) Cont’d

paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2004, it has received approximately $86,200 and $13,900 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on their net assets. The Purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions (“May 2003 renewal”). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended January 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended January 31, 2004, the Fund incurred fees of approximately $138,000 for the services of PMFS. As of January 31, 2004, approximately $23,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $22,200 in total networking fees, of which the amount relating to the services of

28	Visit our website at www.strategicpartners.com

Wachovia Securities, LLC (“Wachovia”) was approximately $18,400 for the six months ended January 31, 2004. As of January 31, 2004 approximately $3,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended January 31, 2004, Wachovia earned $1,975 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the six months ended January 31, 2004, the Fund earned income of approximately $56,400 from the Series by investing its excess cash.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2004, aggregated $71,393,940 and $63,576,674, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of January 31, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$160,813,800	$43,490,976	$3,748,993	$39,741,983	$16,124	$39,758,107

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables and payables.

As of July 31,2003, the Fund had a capital loss carryforward for tax purposes of approximately $29,918,800 of which $7,499,000 expires in 2010 and $22,419,800 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The Fund elected to treat Post-October 2002 capital losses of $7,741,542 incurred in the nine month period ended July 31, 2003 as having incurred in the current fiscal year.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	29

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 will be subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2004:
Shares sold	655,173	$6,845,288
Shares reacquired	(458,646)	(4,867,070)

Net increase (decrease) in shares outstanding before conversion	196,527	1,978,218
Shares issued upon conversion from class B	31,730	329,004

Net increase (decrease) in shares outstanding	228,257	$2,307,222

Year ended July 31, 2003:
Shares sold	980,561	$8,253,364
Shares reacquired	(948,840)	(7,941,863)

Net increase (decrease) in shares outstanding before conversion	31,721	311,501
Shares issued upon conversion from class B	115,337	966,904

Net increase (decrease) in shares outstanding	147,058	$1,278,405

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Class B	Shares	Amount
Six months ended January 31, 2004:
Shares sold	845,981	$8,622,053
Shares reacquired	(466,548)	(4,733,840)

Net increase (decrease) in shares outstanding before conversion	379,433	3,888,213
Shares reacquired upon conversion into class A	(32,769)	(329,004)

Net increase (decrease) in shares outstanding	346,664	$3,559,209

Year ended July 31, 2003:
Shares sold	1,476,050	$12,087,012
Shares reacquired	(1,640,426)	(13,159,694)

Net increase (decrease) in shares outstanding before conversion	(164,376)	(1,072,682)
Shares reacquired upon conversion into class A	(118,381)	(966,904)

Net increase (decrease) in shares outstanding	(282,757)	$(2,039,586)

Class C
Six months ended January 31, 2004:
Shares sold	1,023,575	$10,428,878
Shares reacquired	(569,252)	(5,790,059)

Net increase (decrease) in shares outstanding	454,323	$4,638,819

Year ended July 31, 2003:
Shares sold	2,120,261	$17,355,684
Shares reacquired	(1,544,261)	(12,569,225)

Net increase (decrease) in shares outstanding	576,000	$4,786,459

Class Z
Six months ended January 31, 2004:
Shares sold	158,047	$1,648,176
Shares reacquired	(86,992)	(897,929)

Net increase (decrease) in shares outstanding	71,055	$750,247

Year ended July 31, 2003:
Shares sold	780,431	$6,889,589
Shares reacquired	(736,321)	(6,569,576)

Net increase (decrease) in shares outstanding	44,110	$320,013

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	31

Financial Highlights (Unaudited)

	Class A
	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.53

Income (loss) from investment operations
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment transactions	1.84

Total from investment operations	1.81

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.34

Total Return(b)	18.99%
Ratios/Supplemental Data:
Net assets, end of period (000)	$45,315
Average net assets (000)	$40,824
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees(f)	1.51	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(c)
Net investment income (loss)	(.51	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	37%

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.
(f)	The distributor of the fund contractually agreed to limit its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the class A shares.

See Notes to Financial Statements.

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Class A

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999(d)

2003(d)	2002	2001(d)	2000(d)

$8.38	$10.70	$12.95	$11.52	$10.00

(.03)	(.03)	— (e)	— (e)	—	(e)
1.18	(2.27)	(1.27)	2.14	1.52

1.15	(2.30)	(1.27)	2.14	1.52

—	—	—	(.43)	—
—	(.02)	(.98)	(.28)	—

—	(.02)	(.98)	(.71)	—

$9.53	$8.38	$10.70	$12.95	$11.52

13.72%	(21.49)%	(10.09)%	18.99%	15.20%

$35,897	$30,337	$39,528	$35,678	$21,248
$31,290	$36,514	$39,128	$27,528	$10,442

1.71%	1.57%	1.64%	1.54%	1.73	%(c)
1.46%	1.32%	1.39%	1.29%	1.48	%(c)
(.31)%	(.35)%	.02%	.01%	.02	%(c)

89%	98%	83%	67%	38%

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	33

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.25

Income (loss) from investment operations
Net investment income (loss)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.78

Total from investment operations	1.72

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.97

Total Return(b)	18.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$94,433
Average net assets (000)	$84,971
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.26	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(c)
Net investment income (loss)	(1.26	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class B

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999(d)

2003(d)	2002	2001(d)	2000(d)

$8.20	$10.55	$12.86	$11.47	$10.00

(.09)	(.11)	(.08)	(.09)	(.05)
1.14	(2.22)	(1.25)	2.12	1.52

1.05	(2.33)	(1.33)	2.03	1.47

—	—	—	(.36)	—
—	(.02)	(.98)	(.28)	—

—	(.02)	(.98)	(.64)	—

$9.25	$8.20	$10.55	$12.86	$11.47

12.80%	(22.08)%	(10.66)%	18.13%	14.70%

$76,430	$70,043	$86,941	$79,793	$41,049
$67,723	$82,953	$84,949	$60,994	$24,260

2.46%	2.32%	2.39%	2.29%	2.48	%(c)
1.46%	1.32%	1.39%	1.29%	1.48	%(c)
(1.07)%	(1.09)%	(.72)%	(.71)%	(.70	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	35

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.25

Income (loss) from investment operations
Net investment income (loss)	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.78

Total from investment operations	1.72

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.97

Total Return(b)	18.59%
Ratios/Supplemental Data:
Net assets, end of period (000)	$61,442
Average net assets (000)	$54,118
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	2.26	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(c)
Net investment income (loss)	(1.26	)%(c)

(a)	Commencement of investment operations.
(b)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.

See Notes to Financial Statements.

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Class C

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999(d)

2003(d)	2002	2001(d)	2000(d)

$8.20	$10.55	$12.86	$11.47	$10.00

(.09)	(.09)	(.08)	(.09)	(.05)
1.14	(2.24)	(1.25)	2.12	1.52

1.05	(2.33)	(1.33)	2.03	1.47

—	—	—	(.36)	—
—	(.02)	(.98)	(.28)	—

—	(.02)	(.98)	(.64)	—

$9.25	$8.20	$10.55	$12.86	$11.47

12.80%	(22.08)%	(10.66)%	18.13%	14.70%

$47,616	$37,468	$36,507	$31,636	$19,914
$39,926	$38,874	$35,387	$26,413	$15,204

2.46%	2.32%	2.39%	2.29%	2.48	%(c)
1.46%	1.32%	1.39%	1.29%	1.48	%(c)
(1.06)%	(1.09)%	(.73)%	(.73)%	(.75	)%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	37

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended January 31, 2004(d)

Per Share Operating Performance:(d)
Net Asset Value, Beginning Of Period	$9.64

Income (loss) from investment operations
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.86

Total from investment operations	1.85

Less Distributions
Distributions in excess of net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.49

Total Return(b)	19.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,901
Average net assets (000)	$3,272
Ratio to average net assets:
Expenses, including distribution and service (12b-1) fees	1.26	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.26	%(c)
Net investment income (loss)	(.26	)%(c)

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Less than $.005 per share.

See Notes to Financial Statements.

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Class Z

Year Ended July 31,				November 18, 1998(a) Through July 31, 1999(d)

2003	2002	2001(d)	2000(d)

$8.45	$10.77	$12.98	$11.56	$10.00

— (e)	(.01)	.03	.02	.02
1.19	(2.29)	(1.26)	2.14	1.54

1.19	(2.30)	(1.23)	2.16	1.56

—	—	—	(.46)	—
—	(.02)	(.98)	(.28)	—

—	(.02)	(.98)	(.74)	—

$9.64	$8.45	$10.77	$12.98	$11.56

14.08%	(21.35)%	(9.74)%	19.23%	15.60%

$2,589	$1,897	$3,413	$1,318	$36,413
$2,767	$2,778	$2,270	$25,793	$45,999

1.46%	1.32%	1.39%	1.29%	1.48	%(c)
1.46%	1.32%	1.39%	1.29%	1.48	%(c)
(.02)%	(.10)%	.23%	.12%	.21	%(c)

See Notes to Financial Statements.

Strategic Partners Asset Allocation Funds/Strategic Partners High Growth Fund	39

Supplemental Proxy Information

(Unaudited)

A Special Meeting of Shareholders of the Trust was held on July 17, 2003, and adjourned to August 21, 2003, and further adjourned to September 12, 2003. The voting results shown below relating to the election of Trustees should replace the results provided in the Annual Report to Shareholders dated July 31, 2003. The corrected figures do not change the outcome of the voting with respect to each Trustee. At such meetings the shareholders approved the following proposals:

1)	To approve the election of ten (10) directors to the Board of Trustees, as follows:

Matter	Votes For	Votes Against	Votes Witheld	Abstentions
David E. A. Carson	27,669,006	—	684,832	—
Robert E. La Blanc	27,666,047	—	687,791	—
Robert F. Gunia	27,670,954	—	682,884	—
Douglas H. McCorkindale	27,669,197	—	684,641	—
Stephen P. Munn†	27,672,500	—	681,338	—
Richard A. Redeker	27,675,236	—	678,602	—
Judy A. Rice	27,673,644	—	680,194	—
Robin B. Smith	27,665,922	—	687,916	—
Stephen Stoneburn	27,674,039	—	679,799	—
Clay T. Whitehead	27,672,581	—	681,257	—

5)	To approve amendments to the Company’s Declaration of Trust.

Votes For	Votes Against	Abstentions
18,064,376	434,224	821,620

†	Mr. Munn ceased being a trustee effective November 30, 2003.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

TRUSTEES
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale•Richard A. Redeker• Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s investment manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•
Lori E. Bostrom, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	EARNEST Partners, LLC	75 14th Street, Suite 2300 Atlanta, GA 30309

	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Lazard Asset Management	30 Rockefeller Plaza New York, NY 10020

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Strategic Partners High Growth Fund
Share Class	A	B	C	Z

NASDAQ	PHGAX	PIHGX	PHGCX	PDHZX
CUSIP	86276X509	86276X608	86276X707	86276X806

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of January 31, 2004 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners High Growth Fund
Share Class	A	B	C	Z

NASDAQ	PHGAX	PIHGX	PHGCX	PDHZX
CUSIP	86276X509	86276X608	86276X707	86276X806

MFSP504E6    IFS-A089027    Ed. 03/2004

Item 2 –	Code of Ethics – – Not required as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 –	Principal Accountant Fees and Services — Not required in this filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Reserved

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required in this filing

Item 8 –	Reserved

Item 9 –	Submission of Matters to a Vote of Security Holders: None.

Item 10 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 –	Exhibits

(a)	Code of Ethics – not applicable with semi-annual filing

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Asset Allocation Funds

By (Signature and Title)*	/s/ Lori E. Bostrom

Lori E. Bostrom Secretary

Date	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date	March 26, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date	March 26, 2004

*	Print the name and title of each signing officer under his or her signature.